UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6067

DIMENSIONAL INVESTMENT GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary

Dimensional Investment Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: (512) 306-7400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Dimensional Investment Group Inc.

Form N-Q

January 31, 2010

(Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depository Receipt

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

NVDR	Non-Voting Depository Receipt

P.L.C.	Public Limited Company

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.

††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

*	Non-Income Producing Securities.

#	Total or Partial Securities on Loan.

@	Security purchased with cash proceeds from securities on loan.

##	See Federal Tax Cost Note within the Notes to Schedules of Investments.

•	Security is being fair valued at January 31, 2010.

—	Amounts designated as — are either zero or rounded to zero.

§	Affiliated Fund.

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

January 31, 2010

(Unaudited)

U.S. LARGE CAP VALUE PORTFOLIO II

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$106,736,817

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $88,386,070)##	$106,736,817

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$106,736,817	—	—	$106,736,817

U.S. LARGE CAP VALUE PORTFOLIO III

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$1,544,929,019

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,273,349,965)##	$1,544,929,019

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,544,929,019	—	—	$1,544,929,019

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$66,501,847

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $53,992,716)##	$66,501,847

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$66,501,847	—	—	$66,501,847

DFA INTERNATIONAL VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$4,417,532,188

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,570,704,904)##	$4,417,532,188

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$4,417,532,188	—	—	$4,417,532,188

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

DFA INTERNATIONAL VALUE PORTFOLIO II

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$141,184,439

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $115,726,788)##	$141,184,439

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$141,184,439	—	—	$141,184,439

DFA INTERNATIONAL VALUE PORTFOLIO III

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$994,794,710

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $789,717,057)##	$994,794,710

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$994,794,710	—	—	$994,794,710

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

DFA INTERNATIONAL VALUE PORTFOLIO IV

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$333,358,670

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $259,144,054)##	$333,358,670

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$333,358,670	—	—	$333,358,670

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$820,139,047

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $756,664,734)##	$820,139,047

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$820,139,047	—	—	$820,139,047

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$691,225,321

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $664,362,392)##	$691,225,321

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$691,225,321	—	—	$691,225,321

EMERGING MARKETS PORTFOLIO II

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$139,950,689

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $60,150,664)##	$139,950,689

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$139,950,689	—	—	$139,950,689

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (70.5%)
Federal Farm Credit Bank
5.375%, 07/18/11	$2,200	$2,347,629
3.875%, 08/25/11	2,300	2,408,997
1.125%, 10/03/11	3,800	3,808,957
Federal Home Loan Bank
1.375%, 05/16/11	2,900	2,927,698
2.625%, 05/20/11	5,500	5,641,532
3.375%, 06/24/11	4,500	4,656,348
3.625%, 07/01/11	2,800	2,913,243
1.625%, 07/27/11	5,100	5,164,168
3.750%, 09/09/11	3,400	3,558,100
3.625%, 09/16/11	1,800	1,881,324
Federal Home Loan Mortgage Corporation
3.250%, 02/25/11	2,200	2,261,459
6.000%, 06/15/11	1,000	1,074,040
1.125%, 12/15/11	5,100	5,111,730
Federal National Mortgage Association
1.750%, 03/23/11	500	506,978
1.375%, 04/28/11	2,200	2,221,703
6.000%, 05/15/11	3,500	3,745,060
3.375%, 05/19/11	900	932,929
0.875%, 01/12/12	4,700	4,691,676

TOTAL AGENCY OBLIGATIONS		55,853,571

BONDS — (24.5%)
Citigroup, Inc.
1.250%, 09/22/11	400	403,029
1.250%, 11/15/11	1,600	1,609,939
European Investment Bank
3.250%, 10/14/11	2,000	2,082,078
Goldman Sachs Group, Inc.
1.700%, 03/15/11	2,000	2,024,064
HSBC USA, Inc.
3.125%, 12/16/11	2,100	2,184,737
Japan Finance Corp.
2.000%, 06/24/11	2,000	2,029,884
Kreditanstalt fuer Wiederaufbau
4.625%, 01/20/11	800	828,533
Landwirtschaftliche Rentenbank
4.875%, 02/14/11	400	418,939
Nordic Investment Bank
4.875%, 03/15/11	500	524,557
Oesterreichischen Kontrollbank AG
4.750%, 11/08/11	2,000	2,120,984
Royal Bank of Canada
5.650%, 07/20/11	2,000	2,145,148
State Street Bank & Trust Co.
1.850%, 03/15/11	1,900	1,927,734
Wachovia Corp.
5.300%, 10/15/11	1,000	1,062,493

TOTAL BONDS		19,362,119

U.S. TREASURY OBLIGATIONS — (3.9%)
U.S. Treasury Note
1.000%, 12/31/11	3,100	3,112,351

	Shares
TEMPORARY CASH INVESTMENTS — (1.1%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	880,314	880,314

TOTAL INVESTMENTS — (100.0%) (Cost $78,796,457)##		$79,208,355

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$55,853,571	—	$55,853,571
Bonds	—	19,362,119	—	19,362,119
U.S. Treasury Obligations	—	3,112,351	—	3,112,351
Temporary Cash Investments	$880,314	—	—	880,314

TOTAL	$880,314	$78,328,041	—	$79,208,355

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Face Amount	Value†

	(000)
AGENCY OBLIGATIONS — (97.5%)
Federal Farm Credit Bank
1.600%, 01/12/11	$12,000	$12,131,580
2.625%, 04/21/11	2,400	2,459,150
5.375%, 07/18/11	9,300	9,924,067
3.875%, 08/25/11	3,100	3,246,909
1.125%, 10/03/11	23,700	23,755,861
3.500%, 10/03/11	1,000	1,042,837
2.000%, 01/17/12	2,000	2,035,680
Federal Home Loan Bank
4.625%, 02/18/11	2,500	2,608,015
1.625%, 03/16/11	2,500	2,530,725
1.375%, 05/16/11	5,700	5,754,441
2.625%, 05/20/11	6,400	6,564,691
3.375%, 06/24/11	9,800	10,140,491
3.625%, 07/01/11	9,100	9,468,041
1.625%, 07/27/11	7,900	7,999,398
5.375%, 08/19/11	2,000	2,136,080
3.750%, 09/09/11	20,500	21,453,250
3.625%, 09/16/11	5,000	5,225,900
4.875%, 11/15/11	1,200	1,283,291
4.875%, 11/18/11	7,300	7,805,627
1.000%, 12/28/11	1,500	1,499,577

TOTAL AGENCY OBLIGATIONS		139,065,611

U.S. TREASURY OBLIGATIONS — (2.1%)
U.S. Treasury Note
1.000%, 12/31/11	3,000	3,011,952

TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $770,000 FNMA 5.00%, 08/25/18, valued at $559,344) to be repurchased at $549,009	549	549,000

TOTAL INVESTMENTS — (100.0%) (Cost $141,957,838)##		$142,626,563

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$139,065,611	—	$139,065,611
U.S. Treasury Obligations	—	3,011,952	—	3,011,952
Temporary Cash Investments	—	549,000	—	549,000

TOTAL	—	$142,626,563	—	$142,626,563

DIMENSIONAL INVESTMENT GROUP INC.

GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	71,215,911	$630,972,971
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	42,913,469	416,689,784
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	22,250,499	200,254,491
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	5,458,138	94,043,718
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	902,739	14,741,728

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $1,372,445,707)		1,356,702,692

TEMPORARY CASH INVESTMENTS — (0.1%)
BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares (Cost $1,683,892)	1,683,892	1,683,892

TOTAL INVESTMENTS - (100.0%) (Cost $1,374,129,599)##		$1,358,386,584

Summary of inputs used to value the Global Fund’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,356,702,692	—	—	$1,356,702,692
Temporary Cash Investments	1,683,892	—	—	1,683,892

TOTAL	$1,358,386,584	—	—	$1,358,386,584

DIMENSIONAL INVESTMENT GROUP INC.

GLOBAL 60/40 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	22,931,058	$203,169,174
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	14,999,094	145,641,203
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	11,972,734	119,607,613
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	7,596,897	80,755,015
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	7,216,057	80,603,357
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	7,551,727	67,965,543
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	3,663,712	40,484,018
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	2,017,458	34,760,801
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	295,165	4,820,044

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $801,754,757)		777,806,767

TEMPORARY CASH INVESTMENTS — (0.1%)
BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares (Cost $743,528)	743,528	743,528

TOTAL INVESTMENTS - (100.0%) (Cost $802,498,285)##		$778,550,295

SCHEDULE OF INVESTMENTS

CONTINUED

Summary of inputs used to value the Global Fund’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$777,806,767	—	—	$777,806,767
Temporary Cash Investments	743,528	—	—	743,528

TOTAL	$778,550,295	—	—	$778,550,295

DIMENSIONAL INVESTMENT GROUP INC.

GLOBAL 25/75 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	5,080,937	$54,010,360
Investment in The DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	5,295,317	53,906,327
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	2,448,813	27,059,384
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	2,173,759	19,259,505
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	1,435,861	13,942,210
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	738,109	6,642,981
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	201,259	3,467,693
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	29,571	482,894

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $171,338,583)		178,771,354

TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares (Cost $339,792)	339,792	339,792

TOTAL INVESTMENTS - (100.0%) (Cost $171,678,375)##		$179,111,146

Summary of inputs used to value the Global Fund’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$178,771,354	—	—	$178,771,354
Temporary Cash Investments	339,792	—	—	339,792

TOTAL	$179,111,146	—	—	$179,111,146

Organization

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2010, the Fund consisted of fifteen investment portfolios, of which two are stand-alone funds. Ten are “Feeder Funds” in a master-feeder structure, and three are “Fund of Funds”. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

Each Feeder Fund primarily invests in a corresponding Master Fund. Their investment reflects a proportionate interest in the net assets of their corresponding Master Fund.

The shares of the Master Funds held by the Fund of Funds (Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio) are valued at their respective net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes. The Fund of Funds reflect their proportionate interest in the net assets of their Master Funds that are organized as partnerships. At January 31, 2010, the Fund of Funds held no investments in partnerships.

Securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolios’ investments by each major security type is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Financial Instruments

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

1. Repurchase Agreements: The LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 29, 2010.

Federal Tax Cost

At January 31, 2010, the total cost of securities for federal income tax purposes was:

U.S. Large Cap Value Portfolio II	$88,386,070
U.S. Large Cap Value Portfolio III	1,273,349,965
LWAS/DFA U.S. High Book to Market Portfolio	53,992,716
DFA International Value Portfolio	3,570,704,904
DFA International Value Portfolio II	115,730,995
DFA International Value Portfolio III	789,746,719
DFA International Value Portfolio IV	259,153,993
U.S. Large Company Institutional Index Portfolio	828,640,347
Tax-Managed U.S. Marketwide Value Portfolio II	664,578,485
Emerging Markets Portfolio II	60,197,266
LWAS/DFA Two-Year Fixed Income Portfolio	78,796,457
LWAS/DFA Two-Year Government Portfolio	141,963,450
Global Equity Portfolio	1,467,003,872
Global 60/40 Portfolio	806,735,932
Global 25/75 Portfolio	174,655,948

Recent Issued Accounting Standards

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

On December 18, 2009, the Board of Directors of DFA Investment Dimensions Group Inc., on behalf of the U.S. Large Company Portfolio (the “Large Company Portfolio”), approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), under which the Large Company Portfolio will be reorganized with and into the U.S. Large Company Institutional Index Portfolio (the “Large Company Institutional Portfolio”), a portfolio of Dimensional Investment Group Inc. Under the Plan of Reorganization, the Large Company Portfolio will transfer substantially all of its assets to the Large Company Institutional Portfolio in exchange solely for shares of the Large Company Institutional Portfolio (the “Reorganization”), which will be distributed to shareholders of the Large Company Portfolio according to their interests held in the Large Company Portfolio immediately prior to the Reorganization. As soon as practicable thereafter, the Large Company Portfolio will be liquidated and dissolved.

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (91.3%)
Consumer Discretionary — (8.9%)
#Abercrombie & Fitch Co.	32,687	$1,030,948
*Amazon.com, Inc.	123,863	15,533,659
*Apollo Group, Inc. Class A	47,744	2,892,809
#*AutoNation, Inc.	34,354	618,372
*Autozone, Inc.	11,116	1,723,313
*Bed Bath & Beyond, Inc.	97,592	3,776,810
Best Buy Co., Inc.	126,897	4,650,775
*Big Lots, Inc.	30,696	872,073
Black & Decker Corp.	22,376	1,446,832
*Carnival Corp.	162,350	5,411,126
CBS Corp. Class B	251,583	3,252,968
Coach, Inc.	118,488	4,132,861
Comcast Corp. Class A	1,060,577	16,788,934
#D.R. Horton, Inc.	102,677	1,210,562
#Darden Restaurants, Inc.	51,870	1,917,115
DeVry, Inc.	22,958	1,401,815
*DIRECTV Class A	355,494	10,789,243
Disney (Walt) Co.	714,622	21,117,080
#*Eastman Kodak Co.	99,637	602,804
*Expedia, Inc.	78,312	1,676,660
Family Dollar Stores, Inc.	51,565	1,592,327
*Ford Motor Co.	1,228,661	13,318,685
Fortune Brands, Inc.	55,854	2,321,851
#*GameStop Corp. Class A	61,179	1,209,509
Gannett Co., Inc.	87,767	1,417,437
Gap, Inc.	176,879	3,374,851
#Genuine Parts Co.	59,276	2,233,520
*Goodyear Tire & Rubber Co.	89,965	1,200,133
H&R Block, Inc.	124,573	2,680,811
#Harley-Davidson, Inc.	87,100	1,980,654
Harman International Industries, Inc.	25,768	916,052
Hasbro, Inc.	46,280	1,413,854
Home Depot, Inc.	631,740	17,695,037
International Game Technology	110,342	2,023,672
#*Interpublic Group of Cos., Inc.	180,603	1,166,695
J.C. Penney Co., Inc.	87,629	2,175,828
Johnson Controls, Inc.	249,320	6,938,576
*Kohl’s Corp.	113,909	5,737,596
#Leggett & Platt, Inc.	56,510	1,031,873
#Lennar Corp. Class A	59,936	920,617
#Limited Brands, Inc.	99,382	1,890,246
Lowe’s Cos., Inc.	546,891	11,840,190
Macy’s, Inc.	156,414	2,491,675
#Marriott International, Inc. Class A	94,232	2,471,705
Mattel, Inc.	134,297	2,648,337
McDonald’s Corp.	400,941	25,030,747
McGraw-Hill Cos., Inc.	116,992	4,147,366
Meredith Corp.	13,629	422,226
*New York Times Co. Class A (The)	42,959	555,030
#Newell Rubbermaid, Inc.	103,170	1,400,017
News Corp. Class A	837,119	10,556,071
#NIKE, Inc. Class B	144,747	9,227,621
#Nordstrom, Inc.	61,410	2,121,101
*Office Depot, Inc.	102,063	579,718
#Omnicom Group, Inc.	115,633	4,081,845
#*O’Reilly Automotive, Inc.	50,969	1,926,628
#Polo Ralph Lauren Corp.	21,343	1,750,126
*Priceline.com, Inc.	16,328	3,189,675

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Pulte Homes, Inc.	117,290	$1,233,891
RadioShack Corp.	46,511	907,895
#Ross Stores, Inc.	46,475	2,134,597
Scripps Networks Interactive, Inc.	33,227	1,418,793
#*Sears Holdings Corp.	18,033	1,682,118
#Sherwin-Williams Co.	35,370	2,240,690
Snap-On, Inc.	21,447	876,753
Stanley Works (The)	29,877	1,531,196
#Staples, Inc.	268,943	6,309,403
*Starbucks Corp.	276,003	6,014,105
#Starwood Hotels & Resorts Worldwide, Inc.	69,477	2,314,974
Target Corp.	279,501	14,330,016
#Tiffany & Co.	46,235	1,877,603
Time Warner Cable, Inc.	130,936	5,707,500
Time Warner, Inc.	433,781	11,907,288
#TJX Cos., Inc. (The)	155,930	5,926,899
V.F. Corp.	32,987	2,376,054
*Viacom, Inc. Class B	225,514	6,571,478
Washington Post Co.	2,304	1,001,364
#Whirlpool Corp.	27,595	2,074,592
#Wyndham Worldwide Corp.	66,359	1,392,875
Wynn Resorts, Ltd.	25,616	1,585,118
Yum! Brands, Inc.	173,760	5,944,330

Total Consumer Discretionary		345,886,193

Consumer Staples — (10.7%)
Altria Group, Inc.	769,872	15,289,658
Archer-Daniels-Midland Co.	238,647	7,147,478
Avon Products, Inc.	158,660	4,782,012
#Brown-Forman Corp. Class B	40,818	2,094,780
Campbell Soup Co.	70,559	2,336,208
Clorox Co.	51,941	3,073,349
Coca-Cola Co.	860,884	46,702,957
Coca-Cola Enterprises, Inc.	118,070	2,383,833
Colgate-Palmolive Co.	184,717	14,782,902
#ConAgra, Inc.	164,557	3,742,026
*Constellation Brands, Inc. Class A	74,089	1,191,351
Costco Wholesale Corp.	161,979	9,302,454
CVS Caremark Corp.	524,047	16,963,401
*Dean Foods Co.	67,057	1,182,215
Dr Pepper Snapple Group, Inc.	94,390	2,610,827
Estee Lauder Cos., Inc.	43,854	2,303,212
General Mills, Inc.	121,332	8,652,185
H.J. Heinz Co.	117,268	5,116,403
Hershey Co. (The)	61,778	2,250,573
Hormel Foods Corp.	25,928	1,003,414
J.M. Smucker Co.	44,220	2,656,295
Kellogg Co.	94,445	5,139,697
Kimberly-Clark Corp.	154,321	9,165,124
Kraft Foods, Inc.	548,796	15,179,697
Kroger Co. (The)	241,793	5,181,624
Lorillard, Inc.	59,681	4,517,852
McCormick & Co., Inc.	48,642	1,765,705
Mead Johnson Nutrition Co.	75,975	3,436,349
Molson Coors Brewing Co.	58,430	2,454,060
Pepsi Bottling Group, Inc.	53,516	1,990,795
PepsiCo, Inc.	579,739	34,564,039
Philip Morris International, Inc.	707,632	32,204,332
Procter & Gamble Co.	1,085,488	66,811,786
Reynolds American, Inc.	62,786	3,340,215
Safeway, Inc.	150,985	3,389,613

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
Sara Lee Corp.	259,064	$3,145,037
#*SUPERVALU, Inc.	78,763	1,158,604
#Sysco Corp.	219,880	6,154,441
Tyson Foods, Inc. Class A	113,351	1,566,511
Walgreen Co.	367,370	13,243,688
Wal-Mart Stores, Inc.	792,715	42,354,762
#*Whole Foods Market, Inc.	52,251	1,422,272

Total Consumer Staples		413,753,736

Energy — (10.4%)
Anadarko Petroleum Corp.	182,606	11,646,611
Apache Corp.	124,895	12,335,879
#Baker Hughes, Inc.	115,129	5,213,041
BJ Services Co.	109,038	2,253,815
Cabot Oil & Gas Corp.	38,509	1,473,739
*Cameron International Corp.	90,804	3,419,679
Chesapeake Energy Corp.	240,637	5,962,985
Chevron Corp.	745,373	53,756,301
ConocoPhillips	551,224	26,458,752
CONSOL Energy, Inc.	67,183	3,131,400
#*Denbury Resources, Inc.	92,814	1,257,630
Devon Energy Corp.	164,992	11,039,615
#Diamond Offshore Drilling, Inc.	25,822	2,363,488
El Paso Corp.	260,537	2,644,451
EOG Resources, Inc.	93,754	8,477,237
Exxon Mobil Corp.	1,763,722	113,636,608
#*FMC Technologies, Inc.	45,389	2,413,333
Halliburton Co.	335,086	9,787,862
Hess Corp.	108,146	6,249,757
Marathon Oil Corp.	262,979	7,839,404
Massey Energy Co.	31,781	1,224,204
Murphy Oil Corp.	70,935	3,623,360
#*Nabors Industries, Ltd.	105,248	2,347,030
National-Oilwell, Inc.	155,420	6,356,678
Noble Energy, Inc.	64,450	4,765,433
Occidental Petroleum Corp.	301,551	23,623,505
Peabody Energy Corp.	99,506	4,191,193
#Pioneer Natural Resources Co.	42,844	1,884,279
Range Resources Corp.	58,600	2,695,600
*Rowan Cos., Inc.	42,260	907,745
Schlumberger, Ltd.	446,110	28,310,141
#Smith International, Inc.	91,917	2,786,923
*Southwestern Energy Co.	128,284	5,500,818
Spectra Energy Corp.	240,283	5,106,014
*Sunoco, Inc.	43,434	1,089,759
#Tesoro Petroleum Corp.	52,088	651,100
Valero Energy Corp.	209,667	3,862,066
Williams Cos., Inc. (The)	216,645	4,514,882
XTO Energy, Inc.	215,607	9,609,604

Total Energy		404,411,921

Financials — (12.4%)
Aflac, Inc.	173,834	8,418,781
Allstate Corp.	199,313	5,965,438
American Express Co.	441,802	16,638,263
#*American International Group, Inc.	50,009	1,211,718
Ameriprise Financial, Inc.	94,738	3,622,781
AON Corp.	101,768	3,958,775
Assurant, Inc.	43,393	1,363,842
Bank of America Corp.	3,691,718	56,040,279
Bank of New York Mellon Corp.	447,403	13,014,953

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†

Financials — (Continued)
BB&T Corp.	255,464	$7,119,782
Capital One Financial Corp.	167,156	6,161,370
#*CB Richard Ellis Group, Inc.	100,210	1,232,583
Charles Schwab Corp. (The)	354,041	6,475,410
Chubb Corp.	126,901	6,345,050
Cincinnati Financial Corp.	60,446	1,595,170
Citigroup, Inc.	7,244,643	24,052,215
CME Group, Inc.	24,713	7,088,183
Comerica, Inc.	56,145	1,937,564
Discover Financial Services	201,667	2,758,805
*E*TRADE Financial Corp.	575,251	874,382
#Federated Investors, Inc.	32,730	830,687
Fifth Third Bancorp	295,477	3,675,734
*First Horizon National Corp.	82,447	1,067,689
Franklin Resources, Inc.	55,360	5,482,301
*Genworth Financial, Inc.	181,508	2,512,071
Goldman Sachs Group, Inc.	190,992	28,404,330
Hartford Financial Services Group, Inc.	142,295	3,413,657
Hudson City Bancorp, Inc.	175,648	2,330,849
Huntington Bancshares, Inc.	265,656	1,272,492
*IntercontinentalExchange, Inc.	27,216	2,598,584
Invesco, Ltd.	159,299	3,074,471
#Janus Capital Group, Inc.	67,623	825,677
JPMorgan Chase & Co.	1,464,041	57,009,757
KeyCorp	326,398	2,343,538
Legg Mason, Inc.	60,358	1,556,029
*Leucadia National Corp.	70,455	1,573,260
Lincoln National Corp.	112,228	2,758,564
Loews Corp.	134,078	4,795,970
#M&T Bank Corp.	30,711	2,264,936
Marsh & McLennan Cos., Inc.	195,982	4,225,372
Marshall & Ilsley Corp.	194,935	1,347,001
MetLife, Inc.	304,198	10,744,273
#Moody’s Corp.	72,927	2,012,056
Morgan Stanley	505,059	13,525,480
*NASDAQ OMX Group, Inc. (The)	54,891	987,489
Northern Trust Corp.	89,724	4,532,856
NYSE Euronext, Inc.	96,595	2,261,289
#People’s United Financial, Inc.	129,383	2,092,123
#Plum Creek Timber Co., Inc.	60,488	2,187,851
PNC Financial Services Group, Inc.	171,420	9,501,811
#Principal Financial Group, Inc.	118,494	2,731,287
*Progressive Corp.	250,490	4,153,124
Prudential Financial, Inc.	172,386	8,617,576
Regions Financial Corp.	441,379	2,802,757
*SLM Corp.	176,320	1,856,650
State Street Corp.	183,779	7,880,444
#SunTrust Banks, Inc.	185,445	4,511,877
T. Rowe Price Group, Inc.	95,667	4,746,997
#*Torchmark Corp.	30,755	1,380,900
Travelers Cos., Inc. (The)	202,988	10,285,402
#U.S. Bancorp	710,507	17,819,516
Unum Group	123,257	2,412,140
Wells Fargo & Co.	1,898,869	53,984,846
#XL Capital, Ltd.	127,107	2,131,584
#Zions Bancorporation	51,347	974,053

Total Financials		483,372,694

Health Care — (12.0%)
Abbott Laboratories	574,647	30,421,812
Aetna, Inc.	161,054	4,826,788

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†

Health Care — (Continued)
Allergan, Inc.	114,247	$6,569,203
AmerisourceBergen Corp.	107,029	2,917,611
*Amgen, Inc.	376,031	21,990,293
Bard (C.R.), Inc.	35,864	2,972,767
Baxter International, Inc.	223,976	12,898,778
Becton Dickinson & Co.	88,094	6,639,645
*Biogen Idec, Inc.	107,443	5,773,987
*Boston Scientific Corp.	561,157	4,842,785
Bristol-Myers Squibb Co.	635,931	15,491,279
Cardinal Health, Inc.	134,749	4,456,149
*CareFusion Corp.	65,798	1,694,299
*Celgene Corp.	170,752	9,695,299
*Cephalon, Inc.	27,737	1,770,730
Cigna Corp.	101,587	3,430,593
*Coventry Health Care, Inc.	54,978	1,257,897
*DaVita, Inc.	37,969	2,269,027
#DENTSPLY International, Inc.	56,483	1,893,875
#Eli Lilly & Co.	375,660	13,223,232
*Express Scripts, Inc.	102,063	8,559,003
*Forest Laboratories, Inc.	112,112	3,323,000
*Genzyme Corp.	98,594	5,349,710
*Gilead Sciences, Inc.	334,342	16,138,688
*Hospira, Inc.	60,245	3,050,807
*Humana, Inc.	63,096	3,067,728
IMS Health, Inc.	67,780	1,466,759
*Intuitive Surgical, Inc.	14,188	4,654,515
Johnson & Johnson	1,025,066	64,435,649
*King Pharmaceuticals, Inc.	92,227	1,107,646
#*Laboratory Corp. of America Holdings	39,455	2,805,251
*Life Technologies Corp.	66,255	3,293,536
McKesson Corp.	99,561	5,856,178
*Medco Health Solutions, Inc.	177,127	10,889,768
Medtronic, Inc.	411,201	17,636,411
Merck & Co., Inc.	1,134,806	43,326,893
*Millipore Corp.	20,660	1,424,920
#*Mylan, Inc.	113,531	2,069,670
#*Patterson Cos., Inc.	34,579	987,576
PerkinElmer, Inc.	43,379	873,653
Pfizer, Inc.	2,998,008	55,942,829
Quest Diagnostics, Inc.	57,703	3,212,326
*St. Jude Medical, Inc.	124,182	4,685,387
Stryker Corp.	104,915	5,447,187
*Tenet Healthcare Corp.	160,874	891,242
*Thermo Fisher Scientific, Inc.	151,698	7,000,863
UnitedHealth Group, Inc.	431,714	14,246,562
#*Varian Medical Systems, Inc.	46,236	2,325,208
#*Waters Corp.	35,180	2,004,556
*Watson Pharmaceuticals, Inc.	39,432	1,513,006
*WellPoint, Inc.	170,284	10,850,496
*Zimmer Holdings, Inc.	79,126	4,456,376

Total Health Care		467,929,448

Industrials — (9.5%)
3M Co.	263,022	21,170,641
Avery Dennison Corp.	41,886	1,361,714
B.F. Goodrich Co.	46,200	2,860,242
#Boeing Co.	269,947	16,358,788
Burlington Northern Santa Fe Corp.	97,388	9,712,505
C.H. Robinson Worldwide, Inc.	62,318	3,529,068
#Caterpillar, Inc.	231,356	12,086,037
Cintas Corp.	48,841	1,226,398

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†

Industrials — (Continued)
CSX Corp.	145,844	$6,250,874
Cummins, Inc.	74,970	3,385,645
Danaher Corp.	96,669	6,897,333
Deere & Co.	157,134	7,848,843
#Dover Corp.	69,168	2,965,924
Dun & Bradstreet Corp. (The)	19,309	1,524,832
Eaton Corp.	61,597	3,772,200
Emerson Electric Co.	279,439	11,607,896
Equifax, Inc.	46,986	1,503,552
#Expeditors International of Washington, Inc.	78,780	2,686,398
#Fastenal Co.	49,045	2,034,387
FedEx Corp.	116,107	9,096,983
#*First Solar, Inc.	18,022	2,041,893
Flowserve Corp.	20,748	1,870,847
Fluor Corp.	66,498	3,015,019
General Dynamics Corp.	143,333	9,581,811
General Electric Co.	3,955,772	63,608,814
Honeywell International, Inc.	283,487	10,953,938
#Illinois Tool Works, Inc.	143,295	6,246,229
#*Iron Mountain, Inc.	67,240	1,537,106
ITT Industries, Inc.	67,876	3,279,090
*Jacobs Engineering Group, Inc.	46,193	1,745,633
L-3 Communications Holdings, Inc.	43,180	3,598,621
Lockheed Martin Corp.	118,833	8,855,435
Masco Corp.	133,412	1,809,067
#*Monster Worldwide, Inc.	46,700	728,053
Norfolk Southern Corp.	136,680	6,432,161
Northrop Grumman Corp.	116,565	6,597,579
#Paccar, Inc.	135,051	4,865,888
Pall Corp.	43,427	1,496,929
Parker Hannifin Corp.	59,699	3,337,771
#Pitney Bowes, Inc.	76,956	1,609,920
Precision Castparts Corp.	52,281	5,502,575
*Quanta Services, Inc.	77,957	1,420,377
R. R. Donnelley & Sons Co.	76,273	1,511,731
Raytheon Co.	142,373	7,464,616
Republic Services, Inc.	120,046	3,216,032
#Robert Half International, Inc.	56,088	1,509,889
#Rockwell Automation, Inc.	52,849	2,549,436
Rockwell Collins, Inc.	58,415	3,107,094
Roper Industries, Inc.	33,830	1,694,206
Ryder System, Inc.	20,823	757,957
Southwest Airlines Co.	275,647	3,123,081
*Stericycle, Inc.	31,291	1,656,233
Textron, Inc.	100,725	1,967,159
Union Pacific Corp.	187,450	11,340,725
United Parcel Service, Inc.	368,848	21,308,349
United Technologies Corp.	348,316	23,504,364
#W.W. Grainger, Inc.	23,467	2,329,804
#Waste Management, Inc.	181,916	5,830,408

Total Industrials		370,886,100

Information Technology — (17.2%)
*Adobe Systems, Inc.	194,587	6,285,160
*Advanced Micro Devices, Inc.	209,185	1,560,520
*Affiliated Computer Services, Inc. Class A	36,276	2,231,700
*Agilent Technologies, Inc.	128,216	3,593,894
#*Akamai Technologies, Inc.	63,633	1,571,735
Altera Corp.	109,736	2,339,572
Amphenol Corp.	63,714	2,538,366
Analog Devices, Inc.	108,432	2,923,327

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Apple, Inc.	334,621	$64,287,387
Applied Materials, Inc.	495,503	6,035,227
*Autodesk, Inc.	85,345	2,030,358
Automatic Data Processing, Inc.	187,481	7,647,350
*BMC Software, Inc.	68,133	2,632,659
*Broadcom Corp.	160,027	4,275,921
CA, Inc.	147,311	3,246,734
*Cisco Sytems, Inc.	2,137,209	48,023,086
*Citrix Systems, Inc.	67,981	2,824,611
*Cognizant Technology Solutions Corp.	109,491	4,780,377
*Computer Sciences Corp.	56,626	2,904,914
*Compuware Corp.	85,624	649,886
Corning, Inc.	578,123	10,452,464
*Dell, Inc.	639,708	8,252,233
*eBay, Inc.	417,916	9,620,426
*Electronic Arts, Inc.	120,920	1,968,578
*EMC Corp.	757,839	12,633,176
Fidelity National Information Services, Inc.	121,777	2,869,066
*Fiserv, Inc.	57,176	2,575,207
*FLIR Systems, Inc.	56,389	1,667,987
*Google, Inc.	89,582	47,426,502
Harris Corp.	48,934	2,100,247
Hewlett-Packard Co.	880,904	41,464,151
Intel Corp.	2,051,546	39,799,992
International Business Machines Corp.	488,032	59,730,236
*Intuit, Inc.	117,683	3,484,594
Jabil Circuit, Inc.	70,821	1,025,488
*JDS Uniphase Corp.	82,705	650,061
*Juniper Networks, Inc.	195,211	4,847,089
#KLA-Tencor Corp.	63,489	1,790,390
#*Lexmark International, Inc.	29,015	748,297
Linear Technology Corp.	82,891	2,163,455
*LSI Corp.	242,662	1,210,883
#MasterCard, Inc. Class A	35,671	8,914,183
*McAfee, Inc.	58,598	2,209,145
*MEMC Electronic Materials, Inc.	83,057	1,044,857
Microchip Technology, Inc.	68,208	1,760,448
*Micron Technology, Inc.	315,740	2,753,253
Microsoft Corp.	2,869,943	80,874,994
Molex, Inc.	50,346	1,014,975
*Motorola, Inc.	858,567	5,280,187
#National Semiconductor Corp.	87,906	1,165,634
*NetApp, Inc.	125,910	3,667,758
*Novell, Inc.	128,842	575,924
*Novellus Systems, Inc.	36,037	753,173
*Nvidia Corp.	206,157	3,172,756
Oracle Corp.	1,452,753	33,500,484
#Paychex, Inc.	119,492	3,464,073
*QLogic Corp.	42,577	731,899
QUALCOMM, Inc.	620,558	24,319,668
*Red Hat, Inc.	69,762	1,898,922
*SAIC, Inc.	113,754	2,085,111
*Salesforce.com, Inc.	40,834	2,595,001
*Sandisk Corp.	84,786	2,155,260
*Symantec Corp.	301,141	5,104,340
*Tellabs, Inc.	143,475	922,544
*Teradata Corp.	63,604	1,779,004
#*Teradyne, Inc.	64,969	606,810
Texas Instruments, Inc.	465,470	10,473,075
#Total System Services, Inc.	73,258	1,048,322
*VeriSign, Inc.	71,459	1,637,126

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Visa, Inc.	166,416	$13,651,104
*Western Digital Corp.	83,734	3,181,055
Western Union Co.	257,133	4,767,246
#Xerox Corp.	322,943	2,816,063
#Xilinx, Inc.	102,859	2,425,415
*Yahoo!, Inc.	442,444	6,641,084

Total Information Technology		667,854,199

Materials — (3.1%)
Air Products & Chemicals, Inc.	78,652	5,974,406
Airgas, Inc.	30,503	1,289,057
AK Steel Holding Corp.	40,631	826,435
Alcoa, Inc.	362,002	4,608,285
#Allegheny Technologies, Inc.	36,436	1,488,411
#Ball Corp.	34,960	1,775,618
Bemis Co., Inc.	40,197	1,127,928
CF Industries Holdings, Inc.	18,088	1,679,652
Cliffs Natural Resources, Inc.	48,660	1,943,967
Dow Chemical Co.	424,919	11,511,056
E.I. du Pont de Nemours & Co.	335,755	10,948,971
Eastman Chemical Co.	27,011	1,526,932
#Ecolab, Inc.	88,256	3,874,438
FMC Corp.	26,860	1,368,248
*Freeport-McMoRan Copper & Gold, Inc. Class B	159,708	10,650,927
#International Flavors & Fragrances, Inc.	29,365	1,167,846
International Paper Co.	160,903	3,686,288
MeadWestavco Corp.	63,581	1,530,395
Monsanto Co.	202,499	15,365,624
Newmont Mining Corp.	182,108	7,805,149
Nucor Corp.	116,959	4,771,927
*Owens-Illinois, Inc.	62,604	1,704,081
*Pactiv Corp.	49,158	1,108,513
PPG Industries, Inc.	62,038	3,640,390
Praxair, Inc.	113,985	8,585,350
Sealed Air Corp.	59,057	1,171,691
#Sigma-Aldrich Corp.	45,211	2,163,346
#*Titanium Metals Corp.	31,434	365,577
#United States Steel Corp.	53,256	2,366,164
#Vulcan Materials Co.	46,588	2,058,724
#Weyerhaeuser Co.	78,523	3,133,068

Total Materials		121,218,464

Real Estate Investment Trusts — (1.0%)
#Apartment Investment & Management Co. Class A	43,467	667,653
#AvalonBay Communities, Inc.	30,253	2,317,682
#Boston Properties, Inc.	51,536	3,343,140
#Equity Residential	102,593	3,288,106
HCP, Inc.	108,907	3,087,513
#Health Care REIT, Inc.	45,700	1,965,100
Host Marriott Corp.	234,481	2,485,499
#Kimco Realty Corp.	149,249	1,883,522
#ProLogis	175,805	2,215,143
Public Storage	50,389	3,989,801
#Simon Property Group, Inc.	105,927	7,626,744
#Ventas, Inc.	58,182	2,455,280
#Vornado Realty Trust	58,253	3,767,804

Total Real Estate Investment Trusts		39,092,987

Telecommunication Services — (2.7%)
*American Tower Corp.	149,147	6,331,290

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
AT&T, Inc.	2,192,348	$55,597,945
CenturyTel, Inc.	110,536	3,759,329
#Frontier Communications Corp.	116,036	883,034
*MetroPCS Communications, Inc.	96,883	545,451
Qwest Communications International, Inc.	551,672	2,322,539
#*Sprint Nextel Corp.	1,103,038	3,617,965
Verizon Communications, Inc.	1,055,364	31,048,809
Windstream Corp.	162,260	1,672,901

Total Telecommunication Services		105,779,263

Utilities — (3.4%)
*AES Corp.	248,021	3,132,505
Allegheny Energy, Inc.	62,996	1,319,766
#Ameren Corp.	88,021	2,248,937
American Electric Power Co., Inc.	177,460	6,148,989
CenterPoint Energy, Inc.	145,030	2,023,169
#CMS Energy Corp.	85,303	1,294,047
Consolidated Edison, Inc.	104,250	4,559,895
Constellation Energy Group, Inc.	74,638	2,409,315
Dominion Resources, Inc.	221,888	8,311,924
DTE Energy Co.	61,274	2,575,959
Duke Energy Corp.	484,690	8,011,926
Edison International, Inc.	121,045	4,033,219
Entergy Corp.	70,192	5,356,352
EQT Corp.	48,639	2,141,089
Exelon Corp.	244,972	11,175,623
FirstEnergy Corp.	113,252	4,940,052
FPL Group, Inc.	153,566	7,487,878
#Integrys Energy Group, Inc.	28,391	1,188,163
#Nicor, Inc.	16,804	680,898
NiSource, Inc.	102,448	1,459,884
Northeast Utilities, Inc.	65,188	1,650,560
*NRG Energy, Inc.	95,260	2,296,719
Pepco Holdings, Inc.	82,326	1,351,793
PG&E Corp.	137,819	5,821,475
Pinnacle West Capital Corp.	37,628	1,347,835
PPL Corp.	140,088	4,131,195
#Progress Energy, Inc.	103,887	4,048,476
Public Service Enterprise Group, Inc.	187,982	5,750,369
Questar Corp.	64,780	2,687,074
SCANA Corp.	41,171	1,466,099
Sempra Energy	91,558	4,646,569
#Southern Co.	297,295	9,513,440
TECO Energy, Inc.	79,418	1,236,538
Wisconsin Energy Corp.	43,434	2,125,660
Xcel Energy, Inc.	169,654	3,525,410
Total Utilities		132,098,802

TOTAL COMMON STOCKS		3,552,283,807

TEMPORARY CASH INVESTMENTS — (2.7%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	105,636,917	105,636,917

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (6.0%)
§@DFA Short Term Investment Fund LP	233,994,528	$233,994,528
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $769,020 FHLMC 4.000%, 04/01/24, valued at $713,421) to be repurchased at $692,649	$693	692,642

TOTAL SECURITIES LENDING COLLATERAL		234,687,170

TOTAL INVESTMENTS — (100.0%) (Cost $3,475,178,200)##		$3,892,607,894

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$345,886,193	—	—	$345,886,193
Consumer Staples	413,753,736	—	—	413,753,736
Energy	404,411,921	—	—	404,411,921
Financials	483,372,694	—	—	483,372,694
Health Care	467,929,448	—	—	467,929,448
Industrials	370,886,100	—	—	370,886,100
Information Technology	667,854,199	—	—	667,854,199
Materials	121,218,464	—	—	121,218,464
Real Estate Investment Trusts	39,092,987	—	—	39,092,987
Telecommunication Services	105,779,263	—	—	105,779,263
Utilities	132,098,802	—	—	132,098,802
Temporary Cash Investments	105,636,917	—	—	105,636,917
Securities Lending Collateral	—	$234,687,170	—	234,687,170
Other Financial Instruments**	(6,985,936)	—	—	(6,985,936)

TOTAL	$3,650,934,788	$234,687,170	—	$3,885,621,958

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (92.5%)
Consumer Discretionary — (16.2%)
#*AutoNation, Inc.	360,341	$6,486,138
*Carnival Corp.	2,691,598	89,710,961
CBS Corp.	4,758	61,616
#CBS Corp. Class B	3,870,469	50,045,164
#*Clear Channel Outdoor Holdings, Inc.	94,100	955,115
Comcast Corp. Class A	11,512,642	182,245,123
#Comcast Corp. Special Class A	3,559,973	53,897,991
#D.R. Horton, Inc.	343,119	4,045,373
#*DIRECTV Class A	2,521,835	76,537,692
#*Discovery Communications, Inc. (25470F104)	601,645	17,844,791
*Discovery Communications, Inc. (25470F302)	579,219	15,210,291
Disney (Walt) Co.	4,577,802	135,274,049
#*Expedia, Inc.	1,028,174	22,013,205
#Fortune Brands, Inc.	701,056	29,142,898
#*GameStop Corp. Class A	187,400	3,704,898
#J.C. Penney Co., Inc.	815,260	20,242,906
#Lennar Corp. Class A	485,925	7,463,808
#*Liberty Global, Inc. Class A	529,579	13,440,715
#*Liberty Global, Inc. Series C	383,654	9,614,369
*Liberty Media Corp. Interactive Class A	3,585,265	37,215,051
*Liberty Media Corp. Series A	295,430	13,855,667
#*Live Nation Entertainment, Inc.	108,704	1,246,835
#Macy’s, Inc.	1,912,303	30,462,987
#*MGM Mirage	1,629,488	18,022,137
#*Mohawk Industries, Inc.	392,417	16,249,988
News Corp. Class A	7,633,789	96,262,079
#News Corp. Class B	2,417,961	35,495,668
*Pulte Homes, Inc.	265,720	2,795,374
#*Royal Caribbean Cruises, Ltd.	726,378	18,951,202
#*Sears Holdings Corp.	556,224	51,884,575
#Time Warner Cable, Inc.	1,980,956	86,349,872
Time Warner, Inc.	6,114,193	167,834,598
#*Toll Brothers, Inc.	904,000	16,696,880
Washington Post Co.	24,866	10,807,261
Wendy’s/Arby’s Group, Inc.	834,900	3,848,889
#Whirlpool Corp.	322,215	24,224,124
#Wyndham Worldwide Corp.	521,761	10,951,763

Total Consumer Discretionary		1,381,092,053

Consumer Staples — (6.4%)
Archer-Daniels-Midland Co.	2,287,369	68,506,702
#Bunge, Ltd.	304,332	17,891,678
*Constellation Brands, Inc. Class A	855,902	13,762,904
#Corn Products International, Inc.	428,526	12,178,709
CVS Caremark Corp.	5,193,858	168,125,183
Del Monte Foods Co.	150,209	1,709,378
J.M. Smucker Co.	526,102	31,602,947
#Kraft Foods, Inc.	3,517,062	97,281,935
Molson Coors Brewing Co.	757,690	31,822,980
PepsiAmericas, Inc.	521,775	15,157,564
*Ralcorp Holdings, Inc.	80,012	4,944,742
Safeway, Inc.	1,450,863	32,571,874
#*Smithfield Foods, Inc.	18,000	271,080
#*SUPERVALU, Inc.	1,327,679	19,530,158
Tyson Foods, Inc. Class A	1,926,959	26,630,573

Total Consumer Staples		541,988,407

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (12.9%)
Anadarko Petroleum Corp.	2,760,568	$176,069,027
BJ Services Co.	567,800	11,736,426
Chesapeake Energy Corp.	2,871,807	71,163,377
#Cimarex Energy Co.	368,647	18,141,119
ConocoPhillips	5,598,408	268,723,584
Helmerich & Payne, Inc.	474,383	19,843,441
Hess Corp.	920,757	53,210,547
Marathon Oil Corp.	3,320,235	98,976,205
Murphy Oil Corp.	126,690	6,471,325
#*Nabors Industries, Ltd.	1,084,214	24,177,972
National-Oilwell, Inc.	1,789,821	73,203,679
#Noble Energy, Inc.	499,005	36,896,430
#Patterson-UTI Energy, Inc.	687,685	10,562,842
#Pioneer Natural Resources Co.	650,933	28,628,033
#*Plains Exploration & Production Co.	417,193	13,913,387
*Pride International, Inc.	703,804	20,832,598
#*Rowan Cos., Inc.	456,566	9,807,038
#Smith International, Inc.	687,354	20,840,573
#*Sunoco, Inc.	303,669	7,619,055
#Tesoro Petroleum Corp.	321,700	4,021,250
Tidewater, Inc.	273,715	12,815,336
Valero Energy Corp.	1,907,395	35,134,216
*Whiting Petroleum Corp.	187,793	12,499,502
XTO Energy, Inc.	1,447,017	64,493,548

Total Energy		1,099,780,510

Financials — (26.3%)
*Allegheny Corp.	36,844	9,620,337
Allied World Assurance Co. Holdings, Ltd.	151,739	6,791,838
Allstate Corp.	2,596,315	77,707,708
American Financial Group, Inc.	689,393	17,103,840
#American National Insurance Co.	92,588	9,855,067
#*AmeriCredit Corp.	88,688	1,859,787
Ameriprise Financial, Inc.	369,758	14,139,546
*Arch Capital Group, Ltd.	63,707	4,557,599
Aspen Insurance Holdings, Ltd.	195,951	5,218,175
Assurant, Inc.	294,109	9,243,846
Axis Capital Holdings, Ltd.	588,936	16,961,357
Bank of America Corp.	18,421,014	279,630,993
Capital One Financial Corp.	2,008,833	74,045,584
Chubb Corp.	1,669,873	83,493,650
#Cincinnati Financial Corp.	990,152	26,130,111
Citigroup, Inc.	28,695,132	95,267,838
CME Group, Inc.	263,909	75,694,379
#*CNA Financial Corp.	1,676,585	39,382,982
#Comerica, Inc.	679,430	23,447,129
Discover Financial Services	2,218,936	30,355,045
#Endurance Specialty Holdings, Ltd.	7,900	284,558
#Everest Re Group, Ltd.	196,391	16,838,564
Fidelity National Financial, Inc.	945,859	12,201,581
#Fifth Third Bancorp	2,666,262	33,168,299
First American Corp.	567,231	16,773,021
First Niagara Financial Group, Inc.	100,726	1,382,968
#*Genworth Financial, Inc.	1,825,288	25,261,986
Hanover Insurance Group, Inc.	304,654	12,923,423
Hartford Financial Services Group, Inc.	1,539,970	36,943,880
HCC Insurance Holdings, Inc.	473,689	12,836,972
#Huntington Bancshares, Inc.	820,600	3,930,674
Invesco, Ltd.	215,078	4,151,005
JPMorgan Chase & Co.	5,245,477	204,258,874
KeyCorp	1,469,484	10,550,895

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Legg Mason, Inc.	708,866	$18,274,566
Lincoln National Corp.	1,400,651	34,428,002
Loews Corp.	2,592,160	92,721,563
#M&T Bank Corp.	463,913	34,213,584
#*Markel Corp.	7,287	2,368,348
#Marshall & Ilsley Corp.	385,307	2,662,471
#Mercury General Corp.	171,128	6,540,512
MetLife, Inc.	4,663,914	164,729,443
*NASDAQ OMX Group, Inc. (The)	213,650	3,843,564
#New York Community Bancorp, Inc.	499,107	7,501,578
NYSE Euronext, Inc.	1,058,346	24,775,880
#Old Republic International Corp.	1,432,884	15,174,242
PartnerRe, Ltd.	90,832	6,775,159
People’s United Financial, Inc.	252,479	4,082,585
#PNC Financial Services Group, Inc.	1,190,568	65,993,184
Prudential Financial, Inc.	2,044,956	102,227,350
Regions Financial Corp.	3,400,932	21,595,918
Reinsurance Group of America, Inc.	509,512	24,823,425
RenaissanceRe Holdings, Ltd.	106,328	5,760,851
#SunTrust Banks, Inc.	1,953,173	47,520,699
Transatlantic Holdings, Inc.	304,709	15,140,990
Travelers Cos., Inc. (The)	3,328,076	168,633,611
Unum Group	1,898,589	37,155,387
Validus Holdings, Ltd.	284,772	7,546,458
#W. R. Berkley Corp.	674,240	16,404,259
#Wesco Financial Corp.	19,877	7,016,581
White Mountains Insurance Group, Ltd.	30,224	9,685,885

Total Financials		2,239,609,606

Health Care — (6.3%)
Aetna, Inc.	1,506,864	45,160,714
#*Boston Scientific Corp.	4,237,207	36,567,096
Cardinal Health, Inc.	380,120	12,570,568
*CareFusion Corp.	164,010	4,223,258
#*Community Health Systems, Inc.	370,974	12,101,172
*Coventry Health Care, Inc.	355,170	8,126,290
*Health Net, Inc.	585	14,192
#*Hologic, Inc.	778,167	11,726,977
*Humana, Inc.	416,350	20,242,937
*Inverness Medical Innovations, Inc.	234,500	9,466,765
#*King Pharmaceuticals, Inc.	1,215,010	14,592,270
#Omnicare, Inc.	582,523	14,563,075
PerkinElmer, Inc.	424,381	8,547,033
Teleflex, Inc.	52,080	2,976,893
*Thermo Fisher Scientific, Inc.	1,595,876	73,649,677
UnitedHealth Group, Inc.	2,406,388	79,410,804
*Watson Pharmaceuticals, Inc.	464,941	17,839,786
*WellPoint, Inc.	2,580,122	164,405,374

Total Health Care		536,184,881

Industrials — (12.4%)
#*AGCO Corp.	168,971	5,222,894
#*Covanta Holding Corp.	12,000	210,000
CSX Corp.	2,287,204	98,029,563
Eaton Corp.	395,650	24,229,606
FedEx Corp.	563,693	44,165,347
General Electric Co.	18,697,250	300,651,780
#*Hertz Global Holdings, Inc.	847,911	8,784,358
#Ingersoll-Rand P.L.C.	635,764	20,636,899
#*Kansas City Southern	206,873	6,144,128
KBR, Inc.	30,162	564,934

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
L-3 Communications Holdings, Inc.	21,700	$1,808,478
Masco Corp.	1,592,858	21,599,155
Norfolk Southern Corp.	2,186,220	102,883,513
#Northrop Grumman Corp.	1,926,678	109,049,975
*Owens Corning, Inc.	17,600	452,848
Pentair, Inc.	341,927	10,442,451
R. R. Donnelley & Sons Co.	920,372	18,241,773
Republic Services, Inc.	548,028	14,681,670
#Ryder System, Inc.	319,005	11,611,782
Southwest Airlines Co.	4,297,932	48,695,570
#SPX Corp.	65,591	3,570,774
*Terex Corp.	7,200	140,760
Timken Co.	217,642	4,877,357
Tyco International, Ltd.	336,967	11,938,741
Union Pacific Corp.	2,835,808	171,566,384
*URS Corp.	356,821	16,014,127

Total Industrials		1,056,214,867

Information Technology — (3.4%)
*Activision Blizzard, Inc.	1,814,645	18,436,793
#*AOL, Inc.	555,835	13,323,365
*Arrow Electronics, Inc.	521,300	13,694,551
*Avnet, Inc.	860,267	22,745,460
AVX Corp.	179,574	2,133,339
*Computer Sciences Corp.	946,932	48,577,612
*IAC/InterActiveCorp.	815,025	16,365,702
*Ingram Micro, Inc.	969,555	16,385,480
#*Micron Technology, Inc.	3,863,757	33,691,961
#*Sandisk Corp.	606,339	15,413,137
*Tellabs, Inc.	1,931,218	12,417,732
Tyco Electronics, Ltd.	1,547,828	38,509,961
#Xerox Corp.	4,141,401	36,113,017

Total Information Technology		287,808,110

Materials — (4.1%)
Alcoa, Inc.	4,803,920	61,153,902
Ashland, Inc.	211,700	8,554,797
Commercial Metals Co.	500	6,870
#*Domtar Corp.	40,319	1,958,294
Dow Chemical Co.	4,372,194	118,442,735
Huntsman Corp.	90,900	1,108,071
International Paper Co.	2,203,145	50,474,052
#MeadWestavco Corp.	1,023,001	24,623,634
Reliance Steel & Aluminum Co.	300,700	12,250,518
Steel Dynamics, Inc.	83,600	1,269,048
#United States Steel Corp.	376,370	16,722,119
#Vulcan Materials Co.	85,338	3,771,086
#Weyerhaeuser Co.	1,105,551	44,111,485

Total Materials		344,446,611

Telecommunication Services — (3.8%)
AT&T, Inc.	9,961,348	252,619,785
CenturyTel, Inc.	313,677	10,668,155
#*Sprint Nextel Corp.	9,790,408	32,112,538
#Telephone & Data Systems, Inc.	309,373	9,760,718
Telephone & Data Systems, Inc. Special Shares	251,163	7,138,052
*United States Cellular Corp.	264,225	9,662,708
Verizon Communications, Inc.	26	765

Total Telecommunication Services		321,962,721

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Utilities — (0.7%)
*AES Corp.	528,748	$6,678,087
*Calpine Corp.	1,022,886	11,200,602
*Mirant Corp.	321,125	4,518,229
*NRG Energy, Inc.	494,999	11,934,426
Public Service Enterprise Group, Inc.	433,932	13,273,980
Questar Corp.	207,166	8,593,246
*RRI Energy, Inc.	834,099	4,128,790

Total Utilities		60,327,360

TOTAL COMMON STOCKS		7,869,415,126

TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	299	299

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.5%)
§@DFA Short Term Investment Fund LP	632,111,924	632,111,924
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $2,047,246 FHLMC 4.000%, 04/01/24 & 5.722%, 09/01/37, valued at $1,927,234) to be repurchased at $1,871,120	$1,871	1,871,101

TOTAL SECURITIES LENDING COLLATERAL		633,983,025

TOTAL INVESTMENTS — (100.0%) (Cost $7,111,266,903)##		$8,503,398,450

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,381,092,053	—	—	$1,381,092,053
Consumer Staples	541,988,407	—	—	541,988,407
Energy	1,099,780,510	—	—	1,099,780,510
Financials	2,239,609,606	—	—	2,239,609,606
Health Care	536,184,881	—	—	536,184,881
Industrials	1,056,214,867	—	—	1,056,214,867
Information Technology	287,808,110	—	—	287,808,110
Materials	344,446,611	—	—	344,446,611
Telecommunication Services	321,962,721	—	—	321,962,721
Utilities	60,327,360	—	—	60,327,360
Temporary Cash Investments	299	—	—	299
Securities Lending Collateral	—	$633,983,025	—	633,983,025

TOTAL	$7,869,415,425	$633,983,025	—	$8,503,398,450

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (88.2%)
AUSTRALIA — (4.9%)
*Alumina, Ltd.	2,104,308	$2,880,046
#*Alumina, Ltd. Sponsored ADR	87,059	476,213
Amcor, Ltd.	2,298,994	11,986,628
#Amcor, Ltd. Sponsored ADR	77,103	1,589,093
*Asciano Group, Ltd.	1,328,302	1,991,659
Australia & New Zealand Banking Group, Ltd.	3,176,183	60,783,024
Bendigo Bank, Ltd.	238,547	2,066,811
BlueScope Steel, Ltd.	4,756,814	10,961,938
#Boral, Ltd.	1,212,600	5,654,996
#*Caltex Australia, Ltd.	265,507	2,098,349
Crown, Ltd.	1,179,954	8,057,808
CSR, Ltd.	2,677,178	4,290,885
Downer EDI, Ltd.	474,976	3,470,644
#Fairfax Media, Ltd.	2,908,662	4,417,527
Goodman Fielder, Ltd.	2,376,765	3,270,709
Harvey Norman Holdings, Ltd.	113,157	366,755
Incitec Pivot, Ltd.	4,149,776	12,242,236
Insurance Australia Group, Ltd.	2,620,594	8,777,428
Lend Lease Group	615,482	5,079,060
#Macquarie Group, Ltd.	410,696	18,074,441
National Australia Bank, Ltd.	2,342,165	54,421,855
OneSteel, Ltd.	1,673,037	4,550,824
Origin Energy, Ltd.	494,188	6,975,025
*OZ Minerals, Ltd.	3,889,713	3,621,982
*Primary Health Care, Ltd.	267,081	1,298,776
Qantas Airways, Ltd.	2,850,317	7,147,115
Santos, Ltd.	242,527	2,807,279
Sims Metal Management, Ltd.	99,932	1,876,667
*Sims Metal Management, Ltd.Sponsored ADR	52,061	978,747
Suncorp-Metway, Ltd.	2,617,468	20,472,017
TABCORP Holdings, Ltd.	1,277,891	7,929,699
Tatts Group, Ltd.	1,434,845	2,913,985
Toll Holdings, Ltd.	41,840	316,083
Washington H. Soul Pattinson & Co., Ltd.	113,801	1,372,540
Wesfarmers, Ltd.	2,191,033	53,151,954

TOTAL AUSTRALIA		338,370,798

AUSTRIA — (0.5%)
#Erste Group Bank AG	360,535	13,610,286
OMV AG	383,710	15,112,984
Voestalpine AG	175,999	6,162,049

TOTAL AUSTRIA		34,885,319

BELGIUM — (0.6%)
Delhaize Group SA	201,237	15,774,806
#Delhaize Group SA Sponsored ADR	52,900	4,109,272
*KBC Groep NV	140,969	6,068,866
Solvay SA	55,827	5,532,937
#UCB SA	278,888	12,467,672

TOTAL BELGIUM		43,953,553

CANADA — (8.3%)
#Astral Media, Inc. Class A	40,138	1,272,929
#Bank of Montreal	764,416	37,175,246
BCE, Inc.	651,325	16,733,129
Canadian Pacific Railway, Ltd.	427,751	20,194,408
#Canadian Tire Corp. Class A	166,647	8,335,077
Cenovus Energy, Inc.	671,498	15,518,088

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
CANADA — (Continued)
*CGI Group, Inc.	400,789	$5,281,381
Empire Co., Ltd. Class A	65,500	2,933,028
EnCana Corp.	765,676	23,416,044
Ensign Energy Services, Inc.	128,319	1,802,526
Fairfax Financial Holdings, Inc.	46,500	15,778,036
George Weston, Ltd.	109,600	7,062,371
Gerdau Ameristeel Corp.	403,761	3,024,667
Goldcorp, Inc.	353,927	11,995,618
Industrial Alliance Insurance & Financial Services, Inc.	140,300	4,206,704
Inmet Mining Corp.	87,300	4,421,132
Intact Financial Corp.	128,700	4,544,973
Loblaw Cos., Ltd.	184,013	6,038,827
*Lundin Mining Corp.	373,700	1,464,394
Magna International, Inc. Class A	243,268	13,382,300
Manitoba Telecom Services, Inc.	40,500	1,282,137
Manulife Financial Corp.	2,074,478	37,910,030
Metro, Inc. Class A	137,300	5,016,891
#National Bank of Canada	135,767	7,175,303
*Nexen, Inc.	106,395	2,329,396
Onex Corp.	110,200	2,545,653
*Sino-Forest Corp.	278,730	4,840,791
Sun Life Financial, Inc.	1,262,400	36,871,407
Suncor Energy, Inc.	972,661	30,710,344
Talisman Energy, Inc.	1,688,236	27,930,694
*Teck Resources, Ltd. Class B	1,418,230	46,436,504
#Thomson Reuters Corp.	1,832,184	61,189,891
#Toronto Dominion Bank	944,998	55,679,097
#TransCanada Corp.	925,971	29,591,236
*Viterra, Inc.	460,598	4,105,213
Yamana Gold, Inc.	1,625,161	16,369,403

TOTAL CANADA		574,564,868

DENMARK — (1.2%)
A.P. Moller - Maersk A.S.	3,478	27,142,270
#Carlsberg A.S. Series B	277,074	20,665,122
Danisco A.S.	107,780	7,509,152
*Danske Bank A.S.	965,053	22,923,273
*Jyske Bank A.S.	111,779	4,137,629
#*Sydbank A.S.	60,841	1,568,966

TOTAL DENMARK		83,946,412

FINLAND — (0.7%)
Fortum Oyj	67,502	1,712,975
Kesko Oyj	152,447	4,902,883
#Neste Oil Oyj	302,274	4,945,198
Sampo Oyj	503,782	12,169,452
Stora Enso Oyj Series R	1,304,065	8,007,527
Stora Enso Oyj Sponsored ADR	91,500	554,490
UPM-Kymmene Oyj	1,138,332	12,484,352
UPM-Kymmene Oyj Sponsored ADR	69,300	752,598

TOTAL FINLAND		45,529,475

FRANCE — (8.1%)
#*Air France-KLM SA	320,673	5,225,368
AXA SA	2,818,397	58,033,179
AXA SA Sponsored ADR	140,900	2,901,131
BNP Paribas SA	913,891	65,285,648
Capgemini SA	259,094	11,504,766
#Casino Guichard Perrachon SA	93,798	7,696,224
Ciments Francais SA	26,702	2,614,658

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
CNP Assurances SA	72,302	$6,400,334
#Compagnie de Saint-Gobain SA	846,142	40,420,652
Compagnie Generale des Establissements Michelin SA Series B	218,195	16,896,598
Credit Agricole SA	1,845,722	28,933,276
#European Aeronautic Defence & Space Co.	968,650	18,931,745
France Telecom SA	452,558	10,375,878
GDF Suez SA	285,318	10,788,232
*Groupe Eurotunnel SA	54,603	526,414
Lafarge SA	467,217	34,561,879
Lagardere SCA	238,722	9,249,986
#*Peugeot SA	325,797	10,576,048
PPR SA	161,317	19,672,059
*Renault SA	500,084	23,475,998
Safran SA	312,438	6,101,907
Schneider Electric SA	275,825	28,455,406
SCOR SE	193,766	4,489,216
Societe Generale Paris SA	913,312	52,841,729
STMicroelectronics NV	1,542,301	12,630,348
Vivendi SA	2,686,677	69,849,853

TOTAL FRANCE		558,438,532

GERMANY — (7.2%)
Allianz SE	442,712	49,007,449
Allianz SE Sponsored ADR	2,834,240	31,006,586
Bayerische Motoren Werke AG	915,762	39,135,717
#*Commerzbank AG	1,089,462	8,440,576
Daimler AG (5529027)	1,684,003	77,472,223
#Daimler AG (D1668R123)	404,583	18,533,947
#Deutsche Bank AG (5750355)	774,190	47,226,584
#*Deutsche Bank AG (D18190898)	128,363	7,826,292
#Deutsche Lufthansa AG	464,311	7,446,585
#*Deutsche Postbank AG	27,711	838,904
Deutsche Telekom AG	2,621,866	34,121,422
#Deutsche Telekom AG Sponsored ADR	2,809,150	36,153,760
E.ON AG	545,840	20,072,546
Fraport AG	41,329	2,099,676
Generali Deutschland Holding AG	31,560	3,255,708
#*Hannover Rueckversicherung AG	110,141	5,080,777
Heidelberger Zement AG	151,427	8,868,950
Hochtief AG	8,774	654,424
#Linde AG	133,956	14,706,843
Munchener Rueckversicherungs-Gesellschaft AG	388,934	58,242,957
Porsche Automobil Holding SE	190,907	10,810,988
Salzgitter AG	79,216	7,010,168
SCA Hygiene Products SE	3,195	1,445,213
#ThyssenKrupp AG	409,120	13,001,859

TOTAL GERMANY		502,460,154

GREECE — (0.2%)
*Agricultural Bank of Greece S.A.	285,278	665,197
*Alpha Bank A.E.	278,473	2,672,831
*EFG Eurobank Ergasias S.A.	116,894	995,915
Hellenic Petroleum S.A.	355,700	4,391,406
Marfin Investment Group S.A.	323,492	893,262
#National Bank of Greece S.A. ADR	619,230	2,761,766
*Piraeus Bank S.A.	174,541	1,474,691

TOTAL GREECE		13,855,068

HONG KONG — (2.4%)
*Cathay Pacific Airways, Ltd.	2,477,000	4,064,630

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Cheung Kong Holdings, Ltd.	3,224,000	$37,935,245
*Dah Sing Financial Holdings, Ltd.	170,000	817,291
Great Eagle Holdings, Ltd.	471,721	1,166,815
Hang Lung Group, Ltd.	1,455,000	6,521,736
Henderson Land Development Co., Ltd.	1,995,000	12,670,279
Hong Kong & Shanghai Hotels, Ltd.	1,164,505	1,639,291
Hopewell Holdings, Ltd.	1,042,000	3,140,373
Hutchison Whampoa, Ltd.	5,568,000	37,838,162
Hysan Development Co., Ltd.	1,029,302	2,580,114
#New World Development Co., Ltd.	4,190,974	6,860,941
Pacific Basin Shipping, Ltd.	301,000	221,604
Sino Land Co., Ltd.	2,411,315	3,997,692
Sinotrans Shipping, Ltd.	1,275,000	594,064
Sun Hung Kai Properties, Ltd.	1,945,000	25,116,814
Wharf Holdings, Ltd.	2,467,740	12,288,880
Wheelock & Co., Ltd.	3,482,000	9,115,278

TOTAL HONG KONG		166,569,209

IRELAND — (0.0%)
#CRH P.L.C. Sponsored ADR	108,490	2,667,769

ITALY — (2.8%)
Banca Monte Dei Paschi di Siena SpA	5,698,737	9,217,582
Banca Popolare di Milano Scarl	982,340	6,377,385
*Banco Popolare Scarl	426,228	2,696,134
*Fiat SpA	443,245	5,554,729
#Fondiaria - SAI SpA	167,605	2,714,626
*Intesa Sanpaolo SpA	11,201,860	42,641,456
Italcementi SpA	273,413	3,382,605
#Telecom Italia SpA	5,476,933	8,188,975
Telecom Italia SpA Sponsored ADR	1,874,500	27,892,560
*UniCredit SpA	22,325,370	61,564,690
Unione di Banche Italiane ScpA	1,533,872	21,054,082
#*Unipol Gruppo Finanziario SpA	1,822,774	2,206,609

TOTAL ITALY		193,491,433

JAPAN — (13.9%)
#77 Bank, Ltd. (The)	737,372	3,933,313
#AEON Co., Ltd.	1,629,800	16,180,551
Aisin Seiki Co., Ltd.	282,500	7,454,540
Ajinomoto Co., Inc.	1,177,000	11,151,435
*Alfresa Holdings Corp.	40,400	1,669,535
Amada Co., Ltd.	631,000	4,214,933
*Aozora Bank, Ltd.	943,000	1,190,761
Asahi Glass Co., Ltd.	1,239,000	12,352,442
Asahi Kasei Corp.	298,000	1,481,208
#Asatsu-DK, Inc.	32,500	663,198
Awa Bank, Ltd. (The)	65,600	359,547
Bank of Iwate, Ltd. (The)	19,600	1,098,335
Bank of Kyoto, Ltd. (The)	473,400	3,913,752
Bridgestone Corp.	807,000	12,861,139
Canon Marketing Japan, Inc.	124,900	1,727,410
Chiba Bank, Ltd. (The)	823,000	4,967,242
Chudenko Corp.	41,100	510,593
Chugoku Bank, Ltd. (The)	255,800	3,270,219
Citizen Holdings Co., Ltd.	377,500	2,476,621
Coca-Cola West Co., Ltd.	92,707	1,546,590
Comsys Holdings Corp.	149,000	1,478,731
Cosmo Oil Co., Ltd.	1,090,364	2,367,293
Credit Saison Co., Ltd.	261,600	3,258,859
Dai Nippon Printing Co., Ltd.	1,408,000	19,307,443

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Daicel Chemical Industries, Ltd.	515,000	$3,100,300
#*Daido Steel Co., Ltd.	398,000	1,451,060
Daishi Bank, Ltd. (The)	573,932	1,923,561
Daiwa House Industry Co., Ltd.	916,000	9,632,589
#Dentsu, Inc.	52,700	1,212,898
DIC Corp.	596,000	1,060,042
*Fuji Electric Holdings Co., Ltd.	181,780	360,463
*Fuji Heavy Industries, Ltd.	1,302,000	6,116,657
*Fuji Television Network, Inc.	555	831,764
FUJIFILM Holdings Corp.	1,271,000	40,708,393
Fujikura, Ltd.	609,000	3,264,125
Fukuoka Financial Group, Inc.	1,446,000	5,294,035
Glory, Ltd.	77,800	1,709,600
Gunma Bank, Ltd. (The)	658,397	3,394,434
#H2O Retailing Corp.	198,000	1,190,099
#Hachijuni Bank, Ltd. (The)	993,231	5,727,693
Hakuhodo Dy Holdings, Inc.	31,000	1,511,786
Higo Bank, Ltd. (The)	376,000	2,046,142
#Hino Motors, Ltd.	279,000	1,046,702
*Hitachi High-Technologies Corp.	118,800	2,376,944
Hitachi Transport System, Ltd.	111,000	1,468,930
#*Hitachi, Ltd.	6,574,000	22,517,312
*Hitachi, Ltd. Sponsored ADR	144,840	4,960,770
#Hokkoku Bank, Ltd. (The)	435,409	1,559,295
*Hokuhoku Financial Group, Inc.	423,000	877,934
#House Foods Corp.	117,000	1,719,745
Hyakugo Bank, Ltd. (The)	475,028	2,173,319
Hyakujishi Bank, Ltd. (The)	329,000	1,233,617
Idemitsu Kosan Co., Ltd.	47,124	3,013,722
#Isetan Mitsukoshi Holdings, Ltd.	717,100	6,738,845
*Isuzu Motors, Ltd.	1,424,000	3,029,956
Itochu Corp.	808,000	6,307,694
Iyo Bank, Ltd. (The)	64,000	528,243
#*J Front Retailing Co., Ltd.	928,000	4,419,484
Joyo Bank, Ltd. (The)	948,000	3,834,473
JS Group Corp.	561,100	9,902,901
JTEKT Corp.	209,400	2,365,264
Juroku Bank, Ltd.	400,000	1,564,907
Kagoshima Bank, Ltd. (The)	358,143	2,548,009
#Kajima Corp.	1,404,000	2,939,335
Kamigumi Co., Ltd.	488,000	3,668,118
Kandenko Co., Ltd.	129,000	821,645
Kaneka Corp.	580,542	3,744,218
Kansai Paint Co., Ltd.	64,000	518,233
#*Kawasaki Kisen Kaisha, Ltd.	850,087	3,002,410
Keiyo Bank, Ltd. (The)	317,000	1,487,244
Kinden Corp.	285,000	2,579,988
*Kobe Steel, Ltd.	3,785,000	6,783,837
Kuraray Co., Ltd.	30,500	355,354
Kyocera Corp.	327,900	29,677,054
Kyocera Corp. Sponsored ADR	13,600	1,260,992
Kyowa Hakko Kirin Co., Ltd.	234,000	2,438,567
#Marui Group Co., Ltd.	542,642	3,312,193
#Maruichi Steel Tube, Ltd.	46,900	848,380
*Mazda Motor Corp.	2,314,000	6,277,293
Medipal Holdings Corp.	199,900	2,500,609
*Meiji Holdings Co., Ltd.	115,195	4,347,083
#Mitsubishi Chemical Holdings Corp.	2,534,000	10,556,057
Mitsubishi Gas Chemical Co., Inc.	589,000	3,116,580
#Mitsubishi Heavy Industries, Ltd.	7,683,000	26,788,396
Mitsubishi Logistics Corp.	200,000	2,191,772

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Mitsubishi Materials Corp.	2,075,000	$5,383,947
Mitsubishi Rayon Co., Ltd.	302,000	1,249,311
Mitsubishi Tanabe Pharma Corp.	399,000	5,652,375
Mitsui Chemicals, Inc.	1,351,800	3,614,219
*Mitsui Mining & Smelting Co., Ltd.	359,000	945,770
*Mitsui O.S.K. Lines, Ltd.	447,000	2,786,384
Mitsui Sumitomo Insurance Group Holdings, Inc.	193,100	4,833,372
*Mitsumi Electric Co., Ltd.	137,400	2,388,921
Mizuho Securities Co., Ltd.	495,000	1,458,380
Nagase & Co., Ltd.	235,889	2,739,992
Namco Bandai Holdings, Inc.	315,800	3,143,800
#Nanto Bank, Ltd. (The)	263,000	1,427,034
*NEC Corp.	4,933,101	12,719,866
#NGK Spark Plug Co., Ltd.	134,000	1,555,303
Nippon Express Co., Ltd.	1,710,238	7,167,866
Nippon Kayaku Co., Ltd.	6,000	50,128
Nippon Meat Packers, Inc.	366,536	4,619,982
Nippon Mining Holdings, Inc.	1,899,050	8,177,699
Nippon Oil Corp.	3,159,050	14,761,510
Nippon Paper Group, Inc.	191,700	5,004,928
#Nippon Sheet Glass Co., Ltd.	1,147,739	2,964,536
Nippon Shokubai Co., Ltd.	231,000	2,056,073
Nippon Television Network Corp.	10,790	1,469,793
*Nippon Yusen K.K.	2,449,000	8,455,178
Nishi-Nippon Bank, Ltd.	1,193,569	3,084,495
*Nissan Motor Co., Ltd.	4,991,500	40,575,008
#Nissay Dowa General Insurance Co., Ltd.	383,000	1,827,758
Nisshin Steel Co., Ltd.	1,226,000	2,080,085
Nisshinbo Holdings, Inc.	305,000	2,649,138
NOK Corp.	112,600	1,673,823
#NSK, Ltd.	312,000	2,262,135
NTN Corp.	636,000	2,749,395
#Obayashi Corp.	1,402,682	4,952,855
Ogaki Kyoritsu Bank, Ltd. (The)	334,000	1,141,221
#Oji Paper Co., Ltd.	1,769,000	7,425,687
#Onward Holdings Co., Ltd.	278,000	1,799,773
Panasonic Electric Works Co., Ltd.	575,000	6,297,887
Q.P. Corp.	41,700	464,573
Rengo Co., Ltd.	269,000	1,591,644
Ricoh Co., Ltd.	1,528,000	21,872,799
Rohm Co., Ltd.	188,200	12,681,077
San-in Godo Bank, Ltd. (The)	309,900	2,460,155
#Sapporo Hokuyo Holdings, Inc.	428,000	1,730,438
#SBI Holdings, Inc.	26,635	5,063,732
Seiko Epson Corp.	249,600	4,161,337
Seino Holdings Co., Ltd.	295,000	1,970,157
Sekisui Chemical Co., Ltd.	867,000	5,857,187
Sekisui House, Ltd.	1,147,000	10,831,733
Seven & I Holdings Co., Ltd.	216,100	4,723,224
#Sharp Corp.	706,000	8,429,629
Shiga Bank, Ltd.	326,185	1,931,199
Shimachu Co., Ltd.	70,700	1,438,975
#Shimizu Corp.	1,309,000	4,969,224
#*Shinsei Bank, Ltd.	1,542,000	1,917,720
Shizuoka Bank, Ltd.	312,000	2,691,008
Showa Denko K.K.	1,456,000	2,979,153
Showa Shell Sekiyu K.K.	238,900	1,883,210
SKY Perfect JSAT Holdings, Inc.	2,815	1,203,254
Sohgo Security Services Co., Ltd.	101,300	1,168,380
Sojitz Corp.	2,155,700	3,964,019
Sompo Japan Insurance, Inc.	460,000	2,998,168

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sony Corp.	652,500	$21,761,952
Sony Corp. Sponsored ADR	1,725,386	57,334,577
Sumitomo Bakelite Co., Ltd.	347,000	1,879,125
Sumitomo Chemical Co., Ltd.	1,982,000	8,905,385
Sumitomo Corp.	2,891,700	32,552,450
Sumitomo Electric Industries, Ltd.	1,902,200	24,846,030
#Sumitomo Forestry Co., Ltd.	158,000	1,160,067
*Sumitomo Heavy Industries, Ltd.	384,000	1,957,948
Sumitomo Rubber Industries, Ltd.	230,300	1,801,655
Sumitomo Trust & Banking Co., Ltd.	2,806,000	15,545,613
Suzuken Co., Ltd.	114,000	3,803,717
*Taiheiyo Cement Corp.	1,638,800	1,844,459
#Taisei Corp.	1,831,703	3,542,396
Taisho Pharmaceutical Co., Ltd.	199,000	3,467,399
#Takashimaya Co., Ltd.	465,634	3,385,720
*Takata Corp.	36,900	811,868
TDK Corp.	208,700	13,481,088
Teijin, Ltd.	1,876,862	5,691,578
#Toda Corp.	385,000	1,309,307
*Tokuyama Corp.	395,000	2,095,941
*Tokyo Broadcasting System, Inc.	64,600	961,996
#Tokyo Steel Manufacturing Co., Ltd.	191,400	1,897,114
Tokyo Tatemono Co., Ltd.	315,000	1,246,474
Toppan Printing Co., Ltd.	1,223,000	10,646,016
#*Tosoh Corp.	884,000	2,273,270
*TOTO, Ltd.	17,000	102,898
#Toyo Seikan Kaisha, Ltd.	342,249	4,824,384
Toyobo Co., Ltd.	743,000	1,123,848
#Toyota Auto Body Co., Ltd.	105,100	1,847,554
Toyota Tsusho Corp.	446,700	6,777,541
TV Asahi Corp.	755	1,224,205
#UNY Co., Ltd.	323,750	2,480,100
Wacoal Corp.	97,000	1,138,821
Yamaguchi Financial Group, Inc.	362,148	3,588,426
Yamaha Corp.	285,400	3,388,923
#*Yamaha Motor Co., Ltd.	409,600	5,576,022
#Yamazaki Baking Co., Ltd.	34,000	412,610
#Yokogawa Electric Corp.	69,000	556,686
Yokohama Rubber Co., Ltd.	410,000	1,551,007

TOTAL JAPAN		964,298,547

MALAYSIA — (0.0%)
*Rekapacific Berhad	691,000	—

NETHERLANDS — (4.1%)
*Aegon NV	3,202,429	19,136,292
*Akzo Nobel NV	50,426	3,001,699
#ArcelorMittal NV	2,446,831	94,723,860
*ING Groep NV	3,093,625	28,970,686
#*ING Groep NV Sponsored ADR	999,504	9,395,338
Koninklijke Ahold NV	1,318,845	16,572,393
Koninklijke DSM NV	443,200	20,656,613
Philips Electronics NV	2,895,914	87,451,304
Philips Electronics NV ADR	133,700	4,043,088
TOTAL NETHERLANDS		283,951,273

NEW ZEALAND — (0.1%)
Contact Energy, Ltd.	943,810	3,830,199
Fletcher Building, Ltd.	685,164	3,806,736

TOTAL NEW ZEALAND		7,636,935

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
NORWAY — (1.2%)
*DnB NOR ASA Series A	3,064,469	$34,605,528
#*Marine Harvest ASA	5,002,000	4,468,385
#*Norsk Hydro ASA	2,002,345	14,521,805
#*Norsk Hydro ASA Sponsored ADR	59,900	434,874
Orkla ASA	2,700,350	24,351,528
#*Storebrand ASA	713,900	4,990,972

TOTAL NORWAY		83,373,092

PORTUGAL — (0.2%)
#Banco BPI SA	275,646	767,504
#Banco Comercial Portugues SA	3,941,284	4,258,436
#Banco Espirito Santo SA	747,704	4,351,391
Cimpor Cimentos de Portugal SA	129,009	1,087,197

TOTAL PORTUGAL		10,464,528

SINGAPORE — (1.7%)
Capitaland, Ltd.	4,973,000	13,519,613
City Developments, Ltd.	804,000	6,093,110
DBS Group Holdings, Ltd.	4,164,750	41,960,872
Fraser & Neave, Ltd.	2,351,450	6,915,250
*Golden Agri-Resources, Ltd.	2,508,000	921,898
Jardine Cycle & Carriage, Ltd.	324	5,792
#Neptune Orient Lines, Ltd.	1,457,000	1,778,153
Overseas-Chinese Banking Corp., Ltd.	3,040,777	17,601,202
Singapore Airlines, Ltd.	1,568,600	15,345,810
Singapore Airport Terminal Services, Ltd.	890,078	1,562,612
Singapore Land, Ltd.	532,000	2,417,301
United Industrial Corp., Ltd.	1,391,000	1,917,629
United Overseas Bank, Ltd.	498,000	6,383,502
UOL Group, Ltd.	1,376,600	3,648,037
Venture Corp., Ltd.	48,000	287,784
Wheelock Properties, Ltd.	476,000	654,159

TOTAL SINGAPORE		121,012,724

SPAIN — (4.5%)
Acciona SA	93,126	11,224,917
#Acerinox SA	95,971	1,805,885
#Banco de Sabadell SA	2,431,718	12,961,549
#Banco Espanol de Credito SA	218,246	2,526,729
#Banco Popular Espanol SA	2,035,899	15,428,114
#Banco Santander SA	5,654,108	80,746,093
#Banco Santander SA Sponsored ADR	5,610,026	78,989,166
#Cia Espanola de Petroleous SA	8,488	258,315
Criteria Caixacorp SA	1,702,347	7,709,927
Fomento de Construcciones y Contratas SA	50,784	1,953,718
#Gas Natural SDG SA	815,621	16,199,893
*Iberdrola Renovables SA	2,999,823	13,289,251
Mapfre SA	359,181	1,416,280
Repsol YPF SA	1,204,043	28,444,630
Repsol YPF SA Sponsored ADR	1,432,181	33,785,150
#*Sacyr Vallehermoso SA	335,900	3,496,017

TOTAL SPAIN		310,235,634

SWEDEN — (2.8%)
#*Boliden AB	91,703	1,225,544
Holmen AB Series A	6,300	158,897
#Nordea Bank AB	6,583,962	60,383,877
#*Skandinaviska Enskilda Banken AB Series A	2,552,148	15,114,800
*Skandinaviska Enskilda Banken AB Series C	9,800	61,927
#SSAB AB Series A	507,586	8,204,182

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
SSAB AB Series B	233,785	$3,460,541
Svenska Cellulosa AB	57,000	771,193
Svenska Cellulosa AB Series B	1,586,671	21,376,493
Svenska Handelsbanken AB Series A	740,000	19,281,815
#*Swedbank AB Series A	575,946	4,955,692
Tele2 AB Series B	857,471	12,079,987
#Telefonaktiebolaget LM Erricson AB Sponsored ADR	706,832	6,842,134
TeliaSonera AB	3,615,084	24,317,288
#Volvo AB Series A	727,076	6,099,205
#Volvo AB Series B	981,197	8,264,674

TOTAL SWEDEN		192,598,249

SWITZERLAND — (6.1%)
#Adecco SA	351,751	18,952,636
Baloise Holding AG	200,163	16,595,536
Banque Cantonale Vaudoise SA	7,063	2,854,062
Compagnie Financiere Richemont SA Series A	1,205,682	40,837,526
Credit Suisse Group AG	1,685,046	72,890,273
#Credit Suisse Group AG Sponsored ADR	840,377	36,287,479
#Givaudan SA	15,362	12,522,558
#*Holcim, Ltd.	650,248	44,526,238
*Julius Baer Group, Ltd.	38,097	1,266,428
#PSP Swiss Property AG	95,780	5,496,337
St. Galler Kantonalbank AG	5,534	2,554,964
Swatch Group AG	34,658	9,059,961
Swiss Life Holding AG	123,557	15,542,025
#Swiss Reinsurance Co., Ltd. AG	738,155	31,910,340
*UBS AG	3,481,616	45,407,211
Zurich Financial Services AG	322,012	68,463,671

TOTAL SWITZERLAND		425,167,245

UNITED KINGDOM — (16.7%)
*Anglo American P.L.C.	1,329,421	48,777,578
Associated British Foods P.L.C.	1,586,641	22,289,929
Aviva P.L.C.	7,396,866	45,299,949
#Barclays P.L.C. Sponsored ADR	2,451,654	41,947,800
#*British Airways P.L.C.	2,372,765	7,735,483
*Carnival P.L.C.	658,867	23,687,327
#*Carnival P.L.C. ADR	218,000	7,797,860
*easyJet P.L.C.	687,918	4,272,335
#HSBC Holdings P.L.C. Sponsored ADR	3,278,400	175,427,184
International Power P.L.C.	6,384,014	32,593,023
Investec P.L.C.	1,003,281	6,777,434
*Kazakhmys P.L.C.	729,615	14,005,326
Kingfisher P.L.C.	9,737,995	32,801,905
Legal & General Group P.L.C.	15,758,133	18,929,024
#Lloyds Banking Group P.L.C. Sponsored ADR	2,138,558	6,971,699
Mondi P.L.C.	877,217	4,960,749
*Old Mutual P.L.C.	9,616,350	15,854,068
Pearson P.L.C.	820,157	11,614,092
#Pearson P.L.C. Sponsored ADR	1,845,066	26,181,487
*Resolution, Ltd.	2,700,812	3,443,752
Rexam P.L.C.	3,544,129	16,874,557
*Rolls-Royce Group P.L.C.	1,317,228	10,036,585
*Royal Bank of Scotland Group P.L.C.	15,142,602	7,693,726
Royal Dutch Shell P.L.C. ADR	2,355,383	125,730,345
RSA Insurance Group P.L.C.	13,251,463	27,096,040
SABmiller P.L.C.	1,174,082	31,928,324
Sainsbury (J.) P.L.C.	4,767,563	24,520,157
Thomas Cook Group P.L.C.	1,861,207	6,720,241
Tomkins P.L.C. Sponsored ADR	330,800	3,946,444

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Vodafone Group P.L.C.	34,976,333	$74,723,332
Vodafone Group P.L.C. Sponsored ADR	7,395,974	158,717,602
Whitbread P.L.C.	458,169	10,245,496
William Morrison Supermarkets P.L.C.	6,906,878	31,776,686
*Wolseley P.L.C.	566,229	12,457,473
WPP P.L.C.	1,259,793	11,624,669
#WPP P.L.C. Sponsored ADR	24,445	1,126,914
*Xstrata P.L.C.	3,245,577	52,663,599

TOTAL UNITED KINGDOM		1,159,250,194

TOTAL COMMON STOCKS		6,116,721,011

	Face Amount	Value†
	(000)

TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $21,690,000 FNMA 6.50%, 06/25/39, valued at $23,099,850) to be repurchased at $22,754,360	$22,754	22,754,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.5%)
§@DFA Short Term Investment Fund LP	786,846,936	786,846,936
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $13,470,323) to be repurchased at $13,206,331	$13,206	13,206,199

TOTAL SECURITIES LENDING COLLATERAL		800,053,135

TOTAL INVESTMENTS — (100.0%) (Cost $5,739,098,782)##		$6,939,528,146

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,044,053	$335,326,745	—	$338,370,798
Austria	—	34,885,319	—	34,885,319
Belgium	4,109,272	39,844,281	—	43,953,553
Canada	574,564,868	—	—	574,564,868
Denmark	—	83,946,412	—	83,946,412
Finland	1,307,088	44,222,387	—	45,529,475
France	2,901,131	555,537,401	—	558,438,532
Germany	93,520,585	408,939,569	—	502,460,154
Greece	2,761,766	11,093,302	—	13,855,068
Hong Kong	—	166,569,209	—	166,569,209
Ireland	2,667,769	—	—	2,667,769
Italy	27,892,560	165,598,873	—	193,491,433
Japan	63,556,339	900,742,208	—	964,298,547
Malaysia	—	—	—	—
Netherlands	13,438,426	270,512,847	—	283,951,273
New Zealand	—	7,636,935	—	7,636,935
Norway	434,874	82,938,218	—	83,373,092
Portugal	—	10,464,528	—	10,464,528
Singapore	—	121,012,724	—	121,012,724
Spain	193,520,409	116,715,225	—	310,235,634
Sweden	6,842,134	185,756,115	—	192,598,249
Switzerland	37,553,907	387,613,338	—	425,167,245
United Kingdom	547,847,335	611,402,859	—	1,159,250,194
Temporary Cash Investments	—	22,754,000	—	22,754,000
Securities Lending Collateral	—	800,053,135	—	800,053,135

TOTAL	$1,575,962,516	$5,363,565,630	—	$6,939,528,146

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (84.3%)
ARGENTINA — (0.1%)
Petrobras Energia Participaciones SA ADR	106,144	$1,808,694

BRAZIL — (5.1%)
*Brasil Telecom SA	38,241	411,218
*Brasil Telecom SA ADR	8,140	84,333
#BRF - Brasil Foods SA ADR	160,637	7,725,033
Companhia de Bebidas das Americas	66,744	5,311,194
Companhia Siderurgica Nacional SA	367,276	10,716,276
CPFL Energia SA	1,935	37,242
#Empresa Brasileira de Aeronautica SA ADR	117,600	2,496,648
*Fibria Celulose SA	13,825	250,757
*Fibria Celulose SA Sponsored ADR	18,181	332,347
Itau Unibanco Holding SA ADR	271,347	5,199,007
*Petroleo Brasilerio SA ADR (71654V101)	1,231,019	44,415,166
#Petroleo Brasilerio SA ADR (71654V408)	871,946	35,374,849
Souza Cruz SA	95,874	3,077,632
Tele Norte Leste Participacoes SA	59,254	1,253,921
Tractebel Energia SA	140,100	1,503,567
Vivo Participacoes SA	16,288	453,558
#Vivo Participacoes SA ADR	2,500	69,975
Weg Industrias SA	278,866	2,670,308

TOTAL BRAZIL		121,383,031

CHILE — (1.8%)
#Banco de Chile Series F ADR	47,993	2,651,589
#Banco Santander Chile SA ADR	68,948	4,263,055
Colbun SA	1,731,270	462,465
#Compania Cervecerias Unidas SA ADR	42,811	1,650,364
*Embotelladora Andina SA Series A ADR	26,368	422,415
Embotelladora Andina SA Series B ADR	41,533	825,676
#Empresa Nacional de Electricidad SA Sponsored ADR	190,580	9,710,051
Empresas Copec SA	20,500	329,095
Enersis SA Sponsored ADR	462,431	10,617,416
#Lan Airlines SA Sponsored ADR	247,136	4,070,330
*Masisa SA	165,507	22,895
#Sociedad Quimica y Minera de Chile SA Sponsored ADR	144,517	5,257,528
#Vina Concha Y Toro SA Sponsored ADR	28,665	1,322,890

TOTAL CHILE		41,605,769

CHINA — (8.9%)
*Agile Property Holdings, Ltd.	234,000	291,383
*Air China, Ltd.	262,000	217,229
Alibaba.com, Ltd.	162,500	364,802
#*Aluminum Corp. of China, Ltd. ADR	26,300	652,503
#*Angang Steel Co., Ltd.	184,000	317,219
Anhui Conch Cement Co., Ltd.	72,000	395,012
#*Bank of China, Ltd.	56,691,000	27,190,747
*Bank of Communications Co., Ltd.	1,206,000	1,210,927
*Beijing Capital International Airport Co., Ltd.	1,936,000	1,083,930
*Beijing Enterprises Holdings, Ltd.	81,500	565,760
Belle International Holdings, Ltd.	1,948,000	2,200,750
#*BYD Co., Ltd.	395,886	2,871,543
*China Agri-Industries Holdings, Ltd.	217,000	296,193
*China Citic Bank	932,000	619,303
*China Coal Energy Co.	542,000	820,169
#*China Communications Construction Co., Ltd.	710,000	655,293
*China Construction Bank Corp.	9,048,000	6,912,121
#*China COSCO Holdings Co., Ltd.	415,500	490,950

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
China Life Insurance Co., Ltd. ADR	250,705	$16,556,558
*China Mengniu Dairy Co., Ltd.	133,000	407,864
#China Merchants Bank Co., Ltd.	1,078,350	2,474,126
*China Merchants Holdings (International) Co., Ltd.	173,652	579,211
#China Mobile, Ltd. Sponsored ADR	696,697	32,709,924
China National Building Material Co., Ltd.	164,000	270,577
*China Oilfield Services, Ltd.	210,000	248,177
China Overseas Land & Investment, Ltd.	1,550,000	2,760,700
#*China Petroleum and Chemical Corp. (Sinopec) ADR	41,800	3,247,442
#*China Power International Development, Ltd.	839,000	206,723
*China Railway Construction Corp., Ltd.	315,500	395,997
*China Railway Group, Ltd.	597,000	427,301
*China Resources Enterprise, Ltd.	1,979,000	6,523,639
*China Resources Land, Ltd.	748,000	1,345,889
China Resources Power Holdings Co., Ltd.	920,000	1,769,455
China Shenhua Energy Co., Ltd.	786,000	3,310,156
#*China Shipping Container Lines Co., Ltd.	536,000	200,875
*China Shipping Development Co., Ltd.	206,000	321,009
#*China Southern Airlines Co., Ltd. ADR	4,600	74,750
*China Taiping Insurance Holdings Co., Ltd.	96,400	302,487
China Telecom Corp., Ltd.	516,000	211,987
China Telecom Corp., Ltd. ADR	20,200	828,806
*China Travel International Investment Hong Kong, Ltd.	1,992,000	493,541
*China Unicom Hong Kong, Ltd. ADR	96,800	1,084,160
China Yurun Food Group, Ltd.	129,000	361,468
*CITIC Pacific, Ltd.	1,826,000	3,866,518
*CITIC Resources Holdings, Ltd.	2,180,000	539,016
CNOOC, Ltd.	45,000	63,438
#CNOOC, Ltd. ADR	67,956	9,502,287
CNPC Hong Kong, Ltd.	272,000	337,851
#*Country Garden Holdings Co.	2,232,000	742,703
*Dalian Port (PDA) Co., Ltd.	596,000	238,386
#Datang International Power Generation Co., Ltd.	496,000	209,726
*Denway Motors, Ltd.	760,000	433,058
Dongfang Electric Co., Ltd.	21,200	104,492
*Dongfeng Motor Corp.	388,000	506,113
*FU JI Food & Catering Services	289,000	—
*Fushan International Energy Group, Ltd.	402,000	344,991
*GOME Electrical Appliances Holdings, Ltd.	1,000,000	351,333
*Guangshen Railway Co., Ltd. Sponsored ADR	1,400	28,266
*Guangzhou R&F Properties Co., Ltd.	140,000	196,172
*Harbin Power Equipment Co., Ltd.	494,000	393,831
Hengan International Group Co., Ltd.	78,500	524,791
*HKC (Holdings), Ltd.	3,062,634	223,502
*Hopson Development Holdings, Ltd.	420,000	520,030
#Huaneng Power International, Inc. ADR	12,000	267,120
*Industrial & Commercial Bank of China, Ltd.	34,093,000	24,830,093
Jiangsu Express Co., Ltd.	764,000	679,021
Jiangxi Copper Co., Ltd.	135,000	269,883
Lenovo Group, Ltd.	618,000	423,288
Li Ning Co., Ltd.	343,000	1,042,151
#*Maanshan Iron & Steel Co., Ltd.	276,000	164,923
Nine Dragons Paper Holdings, Ltd.	220,000	307,485
Parkson Retail Group, Ltd.	153,500	265,824
#*PetroChina Co., Ltd. ADR	115,210	12,844,763
#*PICC Property & Casualty Co., Ltd.	358,000	322,847
Ping An Insurance (Group) Co. of China, Ltd.	248,500	1,929,168
*Semiconductor Manufacturing International Corp. ADR	255,943	949,549
#Shanghai Electric Group Co., Ltd.	2,392,000	1,038,762
*Shanghai Industrial Holdings, Ltd.	57,000	264,878
#Shenzhen Expressway Co., Ltd.	722,000	377,978

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Shenzhen International Holdings, Ltd.	6,415,000	$477,429
*Shimao Property Holdings, Ltd.	157,500	241,558
*Sino-Ocean Land Holdings, Ltd.	291,000	235,215
*Sinopec Shanghai Petrochemical Co , Ltd.	200,000	69,781
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	1,188	41,117
*Sinotrans, Ltd.	951,000	256,738
Tencent Holdings, Ltd.	700,600	12,979,255
#Tingyi (Cayman Islands) Holding Corp.	1,072,000	2,326,015
*TPV Technology, Ltd.	802,000	504,094
Tsingtao Brewery Co., Ltd.	40,000	198,062
*Want Want China Holdings , Ltd.	312,000	198,843
Weichai Power Co., Ltd.	26,000	188,400
Zijin Mining Group Co., Ltd.	428,000	346,967
#ZTE Corp.	441,688	2,576,700

TOTAL CHINA		210,013,067

CZECH REPUBLIC — (1.0%)
CEZ A.S.	301,862	14,594,151
*Komercni Banka A.S.	14,663	2,938,840
*Telefonica 02 Czech Republic A.S.	223,289	5,292,575

TOTAL CZECH REPUBLIC		22,825,566

HUNGARY — (1.4%)
ELMU NYRT	185	28,220
Magyar Telekom Telecommunications P.L.C.	665,618	2,396,001
*MOL Hungarian Oil & Gas NYRT	100,838	9,320,773
#*OTP Bank NYRT	520,802	15,292,926
Richter Gedeon NYRT	28,511	6,001,352
*Tisza Chemical Group NYRT	40,321	642,460

TOTAL HUNGARY		33,681,732

INDIA — (11.5%)
*ACC, Ltd.	43,053	809,840
Adani Enterprises, Ltd.	102,000	979,235
*Ambuja Cements, Ltd.	1,162,146	2,561,603
Asea Brown Boveri India, Ltd.	97,291	1,702,780
Asian Paints, Ltd.	60,748	2,437,172
Aventis Pharma, Ltd.	3,628	121,918
*Axis Bank, Ltd.	349,044	7,715,770
*Bajaj Auto, Ltd.	83,940	3,229,621
*Bajaj Finserv, Ltd.	59,835	415,102
*Bajaj Holdings & Investment, Ltd.	25,393	309,952
Bharat Electronics, Ltd.	7,300	308,674
Bharti Airtel, Ltd.	852,924	5,630,211
Bosch, Ltd.	20,203	2,028,967
Cipla, Ltd.	639,901	4,387,857
Colgate-Palmolive (India), Ltd.	55,587	815,856
Crompton Greaves, Ltd.	184,828	1,731,736
Cummins India, Ltd.	23,256	224,886
Dabur India, Ltd.	308,253	1,064,732
Divi’s Laboratories, Ltd.	23,919	315,239
*Dr. Reddy’s Laboratories, Ltd.	116,254	2,812,127
#Dr. Reddy’s Laboratories, Ltd. ADR	83,498	1,979,738
*EIH, Ltd.	80,766	216,975
Exide Industries, Ltd.	51,467	123,641
GAIL India, Ltd.	57,000	485,461
GAIL India, Ltd. Sponsored GDR	28,791	1,474,347
GlaxoSmithKline Pharmaceuticals, Ltd.	38,937	1,268,463
Godrej Consumer Products, Ltd.	94,030	478,942
Grasim Industries, Ltd.	6,300	353,842

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
HCL Technologies, Ltd.	311,688	$2,319,195
*HDFC Bank, Ltd.	386,733	13,562,617
Hero Honda Motors, Ltd. Series B	154,400	5,197,679
Hindustan Unilever, Ltd.	1,633,609	8,593,444
*ICICI Bank, Ltd. Sponsored ADR	88,726	3,130,253
Infosys Technologies, Ltd.	624,557	33,385,072
Infosys Technologies, Ltd. Sponsored ADR	233,496	12,120,777
*Infrastructure Development Finance Co., Ltd.	1,931	6,319
ITC, Ltd.	2,007,345	10,855,145
Jindal Steel & Power, Ltd.	627,060	8,513,527
*JSW Steel, Ltd.	106,526	2,271,685
*Jubilant Organosys, Ltd.	66,060	459,885
Larsen & Toubro, Ltd.	371,281	11,429,623
Mahanagar Telephone Nigam, Ltd.	130,940	213,478
*Mahindra & Mahindra, Ltd.	254,183	5,582,780
Mangalore Refinery & Petrochemicals, Ltd.	846,013	1,409,152
*Maruti Suzuki India, Ltd.	129,741	3,894,147
*Nirma, Ltd.	66,235	279,088
*Oracle Financial Services Software, Ltd.	14,000	652,203
Pantaloon Retail India, Ltd.	9,760	89,612
Pantaloon Retail India, Ltd. Class B	976	5,014
*Petronet LNG, Ltd.	44,754	75,690
Proctor & Gamble Hygiene & Health Care, Ltd.	11,116	385,098
*Ranbaxy Laboratories, Ltd.	213,395	2,093,779
*Reliance Capital, Ltd.	101,317	1,760,101
*Reliance Communications, Ltd.	1,071,955	3,909,852
Reliance Energy, Ltd.	191,590	4,277,960
*Reliance Industries, Ltd.	2,061,694	46,381,974
Sesa Goa, Ltd.	534,990	3,983,742
Shree Cement, Ltd.	1,800	77,737
Shriram Transport Finance Co., Ltd.	2,012	21,290
Siemens India, Ltd.	153,743	2,134,134
Sterling Biotech, Ltd.	68,760	139,609
*Sterlite Industries (India), Ltd. Series A	431,495	6,970,610
Sun Pharmaceuticals Industries, Ltd.	138,878	4,390,958
Sun TV Network, Ltd.	10,627	87,679
*Tata Chemicals, Ltd.	12,704	81,436
Tata Consultancy Services, Ltd.	756,974	12,008,893
Tata Power Co., Ltd.	144,515	4,070,946
*Tata Steel, Ltd.	88,890	1,089,408
*Tata Tea, Ltd.	2,233	44,104
*Tech Mahindra, Ltd.	3,041	63,716
Titan Industries, Ltd.	2,542	81,770
United Spirits, Ltd.	21,912	582,541
*Videsh Sanchar Nigam, Ltd.	18,515	126,835
Wipro, Ltd.	440,456	6,162,179
*Zee Entertainment Enterprises, Ltd.	37,639	212,072
Zydus Wellness, Ltd.	11,485	68,131

TOTAL INDIA		271,237,626

INDONESIA — (2.4%)
PT Aneka Tambang Tbk	2,782,000	625,204
PT Astra Agro Lestari Tbk	195,500	494,316
PT Astra International Tbk	3,802,561	14,536,839
*PT Bakrie & Brothers Tbk	21,200,000	188,601
PT Bank Central Asia Tbk	9,187,000	4,874,764
*PT Bank Danamon Indonesia Tbk	2,719,740	1,397,578
PT Bank Mandiri Persero Tbk	2,325,000	1,152,026
*PT Bank Pan Indonesia Tbk	8,711,500	738,483
PT Bank Rakyat Indonesia Tbk	1,910,000	1,548,612
*PT Bumi Resources Tbk	15,481,000	4,042,910

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Gudang Garam Tbk	56,500	$144,039
*PT Holcim Indonesia Tbk	2,854,500	492,748
*PT Indo Tambangraya Megah Tbk	179,000	597,223
PT Indocement Tunggal Prakarsa Tbk	815,500	1,167,541
*PT Indofood Sukses Makmur Tbk	87,500	33,426
PT Indosat Tbk	2,332,000	1,391,281
PT International Nickel Indonesia Tbk	1,038,000	392,734
*PT Kalbe Farma Tbk	3,591,000	587,707
*PT Lippo Karawaci Tbk	11,865,250	670,838
*PT Panasia Indosyntec Tbk	75,100	1,888
PT Perusahaan Gas Negara Tbk	100,000	40,050
PT Semen Gresik Tbk	2,976,500	2,529,395
*PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	372,816
*PT Tambang Batubara Bukit Asam Tbk	234,500	427,798
PT Telekomunikasi Indonesia Tbk	14,011,140	13,912,453
PT Unilever Indonesia Tbk	3,087,000	3,714,785
PT United Tractors Tbk	648,500	1,156,241

TOTAL INDONESIA		57,232,296

ISRAEL — (3.3%)
*Bank Hapoalim B.M.	1,211,086	5,184,130
*Bank Leumi Le-Israel B.M.	1,300,444	5,568,775
Bezeq Israeli Telecommunication Corp., Ltd.	1,337,275	3,416,175
Clal Industries, Ltd.	23,420	151,364
*Clal Insurance Enterprise Holdings, Ltd.	1,996	46,599
Discount Investment Corp.	13,486	318,446
Elbit Systems, Ltd.	22,106	1,371,510
IDB Holding Corp., Ltd.	—	15
Israel Chemicals, Ltd.	512,550	6,654,050
Koor Industries, Ltd.	1	15
*Makhteshim-Agan Industries, Ltd.	245,728	1,228,947
*Migdal Insurance & Financial Holdings, Ltd.	36,556	70,792
*Mizrahi Tefahot Bank, Ltd.	82,926	741,077
Osem Investment, Ltd.	33,175	458,141
Partner Communications Co., Ltd.	80,880	1,670,388
Strauss Group, Ltd.	6,896	97,709
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	888,925	50,419,826

TOTAL ISRAEL		77,397,959

MALAYSIA — (4.4%)
Affin Holdings Berhad	312,600	234,611
*Alliance Financial Group Berhad	301,700	220,040
*AMMB Holdings Berhad	874,959	1,242,641
*Axiata Group Berhad	4,359,375	4,159,070
*Batu Kawan Berhad	15,000	45,317
Berjaya Corp. Berhad	734,800	263,876
*Berjaya Media Berhad	18,370	5,576
Berjaya Sports Toto Berhad	803,464	990,526
Boustead Holdings Berhad	159,460	158,493
British American Tobacco Malaysia Berhad	239,100	2,947,528
CIMB Group Holdings Berhad	3,095,227	11,453,380
Digi.Com Berhad	495,162	3,166,119
*EON Capital Berhad	175,500	356,123
Fraser & Neave Holdings Berhad	61,000	196,442
Gamuda Berhad	805,700	651,748
Genting Berhad	3,086,500	6,343,353
Genting Malaysia Berhad	4,928,500	4,001,179
*Genting Plantations Berhad	276,600	487,152
Hong Leong Bank Berhad	820,150	1,954,611
Hong Leong Financial Group Berhad	548,429	1,213,273
*IJM Corp. Berhad	336,560	452,542

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
IOI Corp. Berhad	5,684,005	$8,548,005
KLCC Property Holdings Berhad	638,600	619,157
Kuala Lumpur Kepong Berhad	814,200	3,943,750
Lafarge Malayan Cement Berhad	259,580	478,050
Malayan Banking Berhad	780,353	1,548,247
*Malaysian Airlines System Berhad	599,367	458,100
*Malaysian Bulk Carriers Berhad	49,000	44,153
Malaysian Pacific Industries Berhad	22,100	40,543
MISC Berhad	2,124,832	4,962,972
*MMC Corp. Berhad	1,503,800	1,019,238
Nestle (Malaysia) Berhad	217,200	2,105,863
Oriental Holdings Berhad	232,900	391,694
Parkson Holdings Berhad	184,476	299,477
Petronas Dagangan Berhad	445,100	1,134,398
Petronas Gas Berhad	886,800	2,537,065
Plus Expressways Berhad	2,589,600	2,511,956
*PPB Group Berhad	889,100	4,156,046
Public Bank Berhad (B012W42)	44,291	154,029
Public Bank Berhad (B012W53)	1,550,201	5,446,031
*RHB Capital Berhad	525,900	809,930
*Shell Refining Co. Federation of Malaysia Berhad	227,000	714,055
Sime Darby Berhad	3,457,620	8,608,854
SP Setia Berhad	971,150	1,146,133
Star Publications (Malaysia) Berhad	411,600	384,954
Telekom Malaysia Berhad	1,816,400	1,659,011
Tenaga Nasional Berhad	2,121,000	4,946,610
*UEM Land Holdings Berhad	700,625	301,640
*UMW Holdings Berhad	729,066	1,333,900
YTL Corp. Berhad	1,449,385	3,131,242
YTL Power International Berhad	283,040	181,662

TOTAL MALAYSIA		104,160,365

MEXICO — (6.8%)
#America Movil S.A.B. de C.V. Series L	17,737,259	38,796,864
#*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,166,771	5,138,074
*Cementos de Mexico S.A.B de C.V. Series B	267,800	247,121
*Cemex S.A.B. de C.V. Sponsored ADR	12,500	114,875
#Coca-Cola Femsa S.A.B. de C.V. Series L	452,700	2,796,841
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	13,995
*Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	254
*Corporativo Fragua S.A.B. de C.V. Series B	21	189
*Dine S.A.B. de C.V.	116,965	58,125
*El Puerto de Liverpool S.A.B. de C.V. Series C1	289,300	1,437,653
Embotelladora Arca S.A.B. de C.V.	385,803	1,238,817
*Empresas ICA S.A.B. de C.V.	50	122
#*Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,109,900	8,894,487
*Gruma S.A.B. de C.V. ADR	82,911	626,807
#*Grupo Carso S.A.B. de C.V. Series A-1	990,932	3,069,010
#Grupo Elektra S.A. de C.V.	117,475	5,991,674
#*Grupo Financiero Banorte S.A.B. de C.V.	2,470,909	8,119,241
#*Grupo Financiero Inbursa S.A.B. de C.V. Series O	1,141,264	3,490,104
*Grupo Gigante S.A.B. de C.V. Series B	62,282	83,566
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	595,200	3,745,028
Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	183,830
*Grupo Kuo S.A.B. de C.V. Series B	68	62
Grupo Mexico S.A.B. de C.V. Series B	7,455,785	15,162,376
*Grupo Modelo S.A.B. de C.V. Series C	832,100	4,135,053
*Grupo Nutrisa S.A. de C.V.	129	256
*Grupo Qumma S.A. de C.V. Series B	1,591	22
#Grupo Televisa S.A. de C.V.	1,704,800	6,675,830
Grupo Televisa S.A. de C.V. Sponsored ADR	109,820	2,145,883

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
MEXICO — (Continued)
*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	2,524,776	$3,011,201
*Industrias Penoles S.A.B. de C.V.	189,605	3,449,999
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	690,100	3,081,180
#*Organizacion Soriana S.A.B. de C.V. Series B	1,891,800	4,392,505
*Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	4,384
*Savia S.A. de C.V.	120,000	7,339
Telefonos de Mexico S.A. de C.V. Series A	200,000	161,162
#Telefonos de Mexico S.A.B. de C.V.	8,735,200	7,092,341
Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	170,489
Telmex Internacional S.A.B. de C.V. (B39SR26)	8,329,530	7,361,572
#Telmex Internacional S.A.B. de C.V. ADR	30,200	533,332
#Wal-Mart de Mexico S.A.B. de C.V. Series V	4,372,680	19,295,955

TOTAL MEXICO		160,727,618

PHILIPPINES — (0.6%)
Aboitiz Equity Ventures, Inc.	2,671,000	568,946
*Aboitiz Power Corp.	530,000	108,057
Ayala Corp. Series A	313,453	1,945,491
Ayala Land, Inc.	9,214,518	2,066,095
*Banco de Oro Unibank, Inc.	1,292,908	998,237
Bank of the Philippine Islands	2,320,456	2,261,098
*Energy Development Corp.	1,212,500	123,342
*Filipina Water Bottling Corp.	2,006,957	—
Jollibee Food Corp.	65,000	73,267
*Metro Bank & Trust Co.	257,100	231,110
Philippine Long Distance Telephone Co.	90,440	5,118,598
SM Prime Holdings, Inc.	508,168	102,234

TOTAL PHILIPPINES		13,596,475

POLAND — (1.3%)
*Asseco Poland SA	29,080	595,616
*Bank Handlowy w Warszawie SA	17,748	452,810
*Bank Pekao SA	163,030	9,414,525
*Bank Przemyslowo Handlowy BPH SA	2,029	55,635
*Bank Zackodni WBK SA	37,228	2,240,554
Browary Zywiec SA	13,634	2,242,929
*Getin Holdings SA	100,000	310,047
*KGHM Polska Miedz SA	61,000	2,001,348
*Kredyt Bank SA	73,612	344,728
*Mondi Packaging Paper Swiecie SA	16,383	412,048
*Polski Koncern Naftowy Orlen SA	267,237	3,050,751
Polskie Gornictwo Naftowe I Gazownictwo SA	718,661	928,129
Powszechna Kasa Oszczednosci Bank Polski SA	220,087	2,917,814
Telekomunikacja Polska SA	1,112,400	6,140,096
TVN SA	35,681	168,635

TOTAL POLAND		31,275,665

RUSSIA — (1.8%)
*Gazprom OAO Sponsored ADR	690,209	16,736,364
*Gazpromneft JSC Sponsored ADR	23,219	564,169
*Lukoil OAO Sponsored ADR	225,486	12,331,082
*Magnitogorsk Iron & Steel Works Sponsored GDR	22,838	285,323
*MMC Norilsk Nickel JSC ADR	118,461	1,821,568
*Novolipetsk Steel OJSC GDR	24,069	731,380
*Novorossiysk Sea Trade Port GDR	1,138	13,052
*Polymetal GDR	10,986	102,473
*Rosneft Oil Co. GDR	473,876	3,644,590
*RusHydro Sponsored ADR	179,343	774,954
*Severstal GDR	48,303	590,951
*Surgutneftegaz Sponsored ADR	264,782	2,225,314

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
RUSSIA — (Continued)
*Tatneft Sponsored ADR	29,354	$903,138
*TMK OAO GDR	10,619	201,347
*Uralkali Sponsored GDR	47,977	1,019,642
*VTB Bank OJSC GDR	114,569	567,392
*X5 Retail Group NV GDR	8,912	284,930

TOTAL RUSSIA		42,797,669

SOUTH AFRICA — (8.1%)
*ABSA Group, Ltd.	362,514	6,293,518
Adcock Ingram Holdings, Ltd.	4,080	28,703
African Bank Investments, Ltd.	318,206	1,208,915
*African Rainbow Minerals, Ltd.	274,250	5,962,977
*Anglo American Platinum Corp., Ltd.	111,488	10,523,613
#AngloGold Ashanti, Ltd. Sponsored ADR	197,922	7,063,836
*ArcelorMittal South Africa, Ltd.	330,893	4,515,660
*Aspen Pharmacare Holdings, Ltd.	37,154	319,813
*Aveng, Ltd.	34,626	158,394
*Barloworld, Ltd.	3,906	22,223
Bidvest Group, Ltd.	182,111	3,069,103
*Data Tec, Ltd.	10,700	39,992
*Discovery Holdings, Ltd.	391,199	1,562,434
*Exxaro Resources, Ltd.	83,898	1,140,743
*FirstRand, Ltd.	1,540,707	3,731,239
*Freeworld Coatings, Ltd.	117,583	128,128
*Gold Fields, Ltd. Sponsored ADR	425,086	4,854,482
*Harmony Gold Mining Co., Ltd.	387,997	3,584,898
#*Harmony Gold Mining Co., Ltd. Sponsored ADR	331,569	3,040,488
*Impala Platinum Holdings, Ltd.	478,692	12,181,730
Investec, Ltd.	118,615	824,268
Kumba Iron Ore, Ltd.	15,092	630,250
*Liberty Holdings, Ltd.	209,134	1,826,116
Massmart Holdings, Ltd.	83,456	957,355
*Mondi, Ltd.	11,693	68,555
MTN Group, Ltd.	1,659,950	22,943,283
*Murray & Roberts Holdings, Ltd.	24,174	122,246
*Naspers, Ltd. Series N	324,237	11,629,331
*Nedbank Group, Ltd.	54,403	864,950
Network Healthcare Holdings, Ltd.	374,194	626,036
Pick’n Pay Stores, Ltd.	288,558	1,504,267
Pretoria Portland Cement Co., Ltd.	753,899	3,330,239
PSG Group, Ltd.	189,027	555,381
*Sanlam, Ltd.	961,639	2,874,689
#*Sasol, Ltd. Sponsored ADR	1,252,421	45,838,609
Shoprite Holdings, Ltd.	596,920	5,404,778
#*Standard Bank Group, Ltd.	843,110	11,947,457
Steinhoff International Holdings, Ltd.	722,272	1,828,064
*Super Group, Ltd.	2,619,768	211,759
*Telkom South Africa, Ltd.	521,362	2,249,856
Tiger Brands, Ltd.	76,245	1,761,243
Truworths International, Ltd.	138,004	755,598
Vodacom Group Pty, Ltd.	521,362	3,657,621

TOTAL SOUTH AFRICA		191,842,840

SOUTH KOREA — (12.0%)
#*Amorepacific Corp.	3,527	2,458,001
Cheil Industrial, Inc.	20,690	992,050
#*Daewoo Engineering & Construction Co., Ltd.	207,178	2,112,455
#*Daewoo International Corp.	48,663	1,465,134
Daewoo Securities Co., Ltd.	103,195	1,705,339
*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	2,198,539
#*Doosan Heavy Industries & Construction Co., Ltd.	14,950	1,057,052

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Doosan Infracore Co., Ltd.	82,000	$1,223,209
#*Glovis Co., Ltd.	6,360	525,731
#*GS Engineering & Construction Corp.	27,320	2,081,877
*GS Holdings Corp.	42,945	1,274,173
*Hana Financial Group, Inc.	112,261	3,196,273
Hankook Tire Manufacturing Co., Ltd.	84,420	1,618,795
*Hite Brewery Co., Ltd.	4,568	621,925
#*Hynix Semiconductor, Inc.	163,310	3,172,736
*Hyundai Department Store Co., Ltd.	3,893	339,299
*Hyundai Development Co.	33,870	1,044,943
#Hyundai Heavy Industries Co., Ltd.	49,890	7,993,680
#*Hyundai Merchant Marine Co., Ltd.	24,600	611,157
*Hyundai Mobis	53,070	6,723,589
#Hyundai Motor Co., Ltd.	95,919	9,261,895
*Hyundai Securities Co., Ltd.	18,410	215,976
#*Hyundai Steel Co.	58,560	4,280,547
*Industrial Bank of Korea, Ltd.	78,210	880,766
*Kangwon Land, Inc.	150,410	2,045,776
*KB Financial Group, Inc.	139,085	5,994,183
KCC Corp.	7,410	2,169,650
*Kia Motors Corp.	225,130	3,753,524
*Korea Electric Power Corp.	295,290	9,734,167
*Korea Exchange Bank	200,200	2,264,043
*Korea Gas Corp.	35,793	1,593,697
*KT Corp.	195,930	8,371,444
KT&G Corp.	103,590	6,016,224
*LG Chemical, Ltd.	32,392	5,554,004
#*LG Corp.	129,413	6,974,472
#*LG Display Co., Ltd. ADR	128,466	2,083,718
#LG Electronics, Inc.	88,910	8,293,928
#LG Household & Healthcare Co., Ltd.	5,120	1,250,017
*Lotte Confectionary Co., Ltd.	221	234,426
*LS Industrial Systems Co., Ltd.	1,000	72,003
Mirae Asset Securities Co., Ltd.	7,275	362,737
#*NCsoft Corp.	4,529	503,851
*OCI Co., Ltd.	780	116,419
#POSCO	46,060	21,009,942
Samsung Card Co., Ltd.	23,720	1,045,071
Samsung Corp.	100,930	4,989,798
Samsung Electro-Mechanics Co., Ltd.	37,767	3,157,360
Samsung Electronics Co., Ltd.	97,139	65,268,747
*Samsung Electronics Co., Ltd. GDR	49,372	16,916,628
#Samsung Engineering Co., Ltd.	6,628	643,969
Samsung Fire & Marine Insurance, Ltd.	35,022	5,582,960
#Samsung Heavy Industries Co., Ltd.	126,000	2,585,641
Samsung SDI Co., Ltd.	20,352	2,374,025
Samsung Securities Co., Ltd.	33,780	1,833,068
*Samsung Techwin Co., Ltd.	7,702	501,479
*Shinhan Financial Group Co., Ltd.	218,686	7,635,909
*Shinhan Financial Group Co., Ltd. ADR	16,770	1,161,826
Shinsegae Co., Ltd.	12,596	5,683,926
#SK Co., Ltd.	21,194	1,517,195
#SK Energy Co., Ltd.	51,889	4,709,921
SK Telecom Co., Ltd.	56,085	8,803,348
S-Oil Corp.	47,310	2,092,370
#*STX Pan Ocean Co., Ltd.	30,480	308,208
*Woongjin Coway Co., Ltd.	13,260	407,051

TOTAL SOUTH KOREA		282,671,866

TAIWAN — (10.1%)
#Acer, Inc.	2,802,239	7,804,379

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Advanced Semiconductor Engineering, Inc.	2,990,899	$2,350,020
*Asia Cement Corp.	2,452,114	2,313,790
#*Asustek Computer, Inc.	2,968,206	5,728,892
*AU Optronics Corp.	1,332,874	1,463,872
#*AU Optronics Corp. Sponsored ADR	348,006	3,807,187
Catcher Co., Ltd.	191,430	428,564
#*Cathay Financial Holdings Co., Ltd.	2,746,761	4,631,656
*Chang Hwa Commercial Bank	1,962,000	883,430
#Cheng Shin Rubber Industry Co., Ltd.	1,078,790	2,060,091
*Cheng Uei Precision Industry Co., Ltd.	139,232	283,586
*Chi Mei Optoelectronic Corp.	1,814,000	1,410,578
Chicony Electronics Co., Ltd.	199,368	490,358
*China Development Financial Holding Corp.	3,970,000	1,098,132
#China Steel Corp.	8,747,669	8,864,997
*Chinatrust Financial Holdings Co., Ltd.	2,615,770	1,423,966
*Chunghwa Telecom Co., Ltd. ADR	69,911	1,326,911
*Chungwa Picture Tubes Co., Ltd.	5,307,000	646,536
*Clevo Co.	212,643	384,852
#*Compal Electronics, Inc.	3,708,375	5,141,119
Delta Electronics Industrial Co., Ltd.	1,812,367	5,457,476
*E.Sun Financial Holding Co., Ltd.	1,125,790	420,326
Epistar Corp.	224,000	705,740
*Evergreen Marine Corp., Ltd.	481,869	278,117
Everlight Electronics Co., Ltd.	155,942	476,997
*Far Eastern Department Stores, Ltd.	331,000	314,892
Far Eastern New Century Corp.	4,292,007	4,690,790
*Far EasTone Telecommunications Co., Ltd.	634,000	767,692
*Farglory Land Development Co., Ltd.	73,000	154,208
*First Financial Holding Co., Ltd.	5,210,574	2,907,295
#*Formosa Chemicals & Fiber Co., Ltd.	4,748,445	10,252,786
Formosa Plastics Corp.	5,051,649	10,475,323
*Formosa Taffeta Co., Ltd.	605,000	441,158
#Foxconn Technology Co., Ltd.	684,791	2,687,384
*Fubon Financial Holding Co., Ltd.	5,940,052	6,910,063
#Hon Hai Precision Industry Co., Ltd.	4,590,177	19,127,243
Hotai Motor Co., Ltd.	387,000	844,407
#HTC Corp.	527,200	5,152,597
#*Hua Nan Financial Holding Co., Ltd.	5,725,898	3,310,116
#*Innolux Display Corp.	1,748,940	2,864,448
*Inotera Memories, Inc.	674,976	480,156
*Inventec Corp.	1,732,722	988,916
*Largan Precision Co., Ltd.	43,860	569,728
*Lee Chang Yung Chemical Industry Corp.	128,825	150,007
*Lite-On Technology Corp.	658,520	834,879
*Macronix International Co., Ltd.	1,794,825	998,217
#Media Tek, Inc.	735,527	11,866,862
*Mega Financial Holding Co., Ltd.	4,537,000	2,441,077
Nan Ya Plastic Corp.	7,084,565	13,242,874
Nan Ya Printed Circuit Board Corp.	200,940	847,677
*Novatek Microelectronics Corp, Ltd.	79,000	231,568
*Polaris Securities Co., Ltd.	802,000	405,280
*Pou Chen Corp.	2,007,342	1,506,028
*Powertech Technology, Inc.	94,000	298,858
#President Chain Store Corp.	881,831	2,025,659
*Qisda Corp.	498,000	257,414
Realtek Semiconductor Corp.	67,000	182,576
Richtek Technology Corp.	22,000	217,003
*Ruentex Industries, Ltd.	157,000	265,066
*Shin Kong Financial Holding Co., Ltd.	2,174,657	828,465
Siliconware Precision Industries Co., Ltd.	2,347,324	3,075,384
*SinoPac Holdings Co., Ltd.	2,807,000	919,741

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Synnex Technology International Corp.	927,700	$1,897,376
*Taishin Financial Holdings Co., Ltd.	1,609,000	647,206
*Taiwan Business Bank	552,000	142,392
*Taiwan Cement Corp.	2,415,895	2,242,088
*Taiwan Cooperative Bank	2,997,634	1,749,366
Taiwan Fertilizer Co., Ltd.	289,000	940,749
*Taiwan Glass Industrial Corp.	1,309,200	1,088,479
Taiwan Semiconductor Manufacturing Co., Ltd.	22,386,808	42,496,622
*Tatung Co., Ltd.	1,058,000	229,939
Transcend Information, Inc.	131,181	425,464
*Tripod Technology Corp.	111,000	379,161
TSRC Corp.	151,000	179,478
*Tung Ho Steel Enterprise Corp.	129,000	143,552
U-Ming Marine Transport Corp.	648,860	1,234,714
*Unimicron Technology Corp.	484,000	585,518
Uni-President Enterprises Corp.	3,496,347	3,727,806
#*United Microelectronics Corp.	5,956,000	2,943,902
#Wistron Corp.	1,251,699	2,363,106
WPG Holdings Co., Ltd.	201,000	310,325
*Yang Ming Marine Transport Corp.	341,131	122,290
*Young Fast Optoelectronics Co., Ltd.	23,000	227,607
#*Yuanta Financial Holding Co., Ltd.	1,945,885	1,234,383
*Yulon Motor Co., Ltd.	145,000	145,515

TOTAL TAIWAN		238,872,447

THAILAND — (1.5%)
Advance Info Service PCL (Foreign)	1,541,800	3,855,081
*Bangkok Bank PCL (Foreign) NVDR	286,400	974,942
Bangkok Dusit Medical Services PCL (Foreign)	313,800	225,932
*Bank of Ayudhya PCL (Foreign)	2,590,200	1,529,385
Banpu PCL (Foreign)	115,100	1,851,586
BEC World PCL (Foreign)	1,097,600	793,565
Bumrungrad Hospital PCL (Foreign)	103,300	88,690
C.P. ALL PCL (Foreign)	2,436,200	1,687,983
*Charoen Pokphand Foods PCL (Foreign)	4,181,300	1,448,560
*Delta Electronics (Thailand) PCL (Foreign)	522,510	275,461
Electricity Generating PCL (Foreign) NVDR	60,000	142,793
Glow Energy PCL (Foreign)	119,000	111,131
*IRPC PCL (Foreign)	4,240,300	556,943
*Kasikornbank PCL (Foreign)	1,612,200	4,273,945
*Krung Thai Bank PCL (Foreign)	7,726,870	2,234,612
Land & Houses PCL (Foreign) NVDR	790,000	129,703
*PTT Aromatics & Refining PCL (Foreign)	1,287,137	953,866
*PTT Chemical PCL (Foreign)	1,037,460	2,648,734
PTT Exploration & Production PCL (Foreign)	592,000	2,354,089
PTT PCL (Foreign)	218,400	1,467,185
Ratchaburi Electricity Generating Holding PCL (Foreign)	864,300	898,278
Siam Cement PCL (Foreign) (The)	117,100	783,136
Siam Cement PCL (Foreign) NVDR (The)	41,600	273,198
*Siam City Bank PCL (Foreign)	833,100	771,737
Siam City Cement PCL (Foreign)	156,413	1,050,764
*Siam Commercial Bank PCL (Foreign)	1,001,366	2,405,752
Siam Makro PCL (Foreign)	112,500	294,849
*Thai Oil PCL (Foreign)	196,000	240,608
*TMB Bank PCL (Foreign)	3,780,000	144,618

TOTAL THAILAND		34,467,126

TURKEY — (2.2%)
*Akbank T.A.S.	1,190,899	6,956,528
*Aksigorta A.S.	39,252	48,459
Anadolu Efes Biracilik ve Malt Sanayi A.S.	385,869	3,985,977

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Asya Katilim Bankasi A.S.	151,578	$393,589
*Aygaz A.S.	—	2
BIM BirlesikMagazalar A.S.	17,544	795,911
*Dogan Sirketler Grubu Holding A.S.	1,908,886	1,392,011
*Dogan Yayin Holding A.S.	3	3
*Enka Insaat ve Sanayi A.S.	385,612	1,794,945
*Eregli Demir ve Celik Fabrikalari Turk A.S.	787,108	2,479,696
Ford Otomotiv Sanayi A.S.	114,792	805,287
*Haci Omer Sabanci Holding A.S.	28,105	121,113
*Koc Holding A.S. Series B	1,063,963	3,602,238
*Tofas Turk Otomobil Fabrikasi A.S.	1	2
Tupras-Turkiye Petrol Rafinerileri A.S.	216,078	4,448,891
*Turk Ekonomi Bankasi A.S.	—	—
*Turk Hava Yollari A.S.	131,400	479,103
*Turk Sise ve Cam Fabrikalari A.S.	1	1
Turkcell Iletisim Hizmetleri A.S.	240,093	1,762,283
*Turkiye Garanti Bankasi A.S.	2,842,585	11,922,051
Turkiye Halk Bankasi A.S.	139,950	950,643
*Turkiye Is Bankasi A.S.	1,429,127	6,277,905
*Turkiye Vakiflar Bankasi T.A.O.	385,861	1,022,864
*Yapi ve Kredi Bankasi A.S.	1,249,137	3,008,183

TOTAL TURKEY		52,247,685

TOTAL COMMON STOCKS		1,989,845,496

PREFERRED STOCKS — (6.6%)
BRAZIL — (6.6%)
Banco Bradesco SA	1,440,120	23,935,788
*Brasil Telecom SA	436,993	3,034,609
*Brasil Telecom SA ADR	14,349	300,042
#*Braskem SA Preferred A Sponsored ADR	39,323	546,983
#Cia Vale do Rio Doce	173,700	3,922,146
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	37,678	2,513,876
Companhia de Bebidas das Americas	83	7,617
Companhia de Bebidas das Americas Preferred ADR	151,600	14,032,096
Companhia Energetica de Minas Gerais SA	409,748	6,814,633
Companhia Energetica de Minas Gerais SA Sponsored ADR	25,925	432,170
Empresa Nasional de Comercio Redito e Participacoes SA	480	4,457
Gerdau SA	756,268	10,166,489
Itau Unibanco Holding SA	1,765,755	33,844,422
Net Servicos de Comunicacao SA Preferred ADR	190,661	2,255,520
Tele Norte Leste Participacoes SA	180,034	3,209,094
Tele Norte Leste Participacoes SA ADR	127,600	2,273,832
Telecomunicacoes de Sao Paulo SA	96,700	2,133,043
*Telemar Norte Leste SA	37,912	1,106,990
*Ultrapar Participacoes SA Sponsored ADR	86,323	3,792,169
Usinas Siderurgicas de Minas Gerais SA Series A	193,962	5,103,722
Vale SA Series A	1,412,691	31,581,326
*Vale SA Series B	81,160	—
Vivo Participacoes SA	134,958	3,829,657

TOTAL BRAZIL		154,840,681

TOTAL PREFERRED STOCKS		154,840,681

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
*MISC Berhad Rights 02/09/10	424,966	$79,113

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $420,000 FNMA 6.50%, 06/25/39, valued at $447,300) to be repurchased at $437,007	$437	437,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.1%)
§@DFA Short Term Investment Fund LP	212,968,872	212,968,872
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $1,114,508) to be repurchased at $1,092,666	$1,093	1,092,655

TOTAL SECURITIES LENDING COLLATERAL		214,061,527

TOTAL INVESTMENTS — (100.0%) (Cost $1,282,914,480)##		$2,359,263,817

THE EMERGING MARKETS SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$1,808,694	—	—	$1,808,694
Brazil	121,383,031	—	—	121,383,031
Chile	41,605,769	—	—	41,605,769
China	78,787,245	$131,225,822	—	210,013,067
Czech Republic	—	22,825,566	—	22,825,566
Hungary	—	33,681,732	—	33,681,732
India	18,705,115	252,532,511	—	271,237,626
Indonesia	—	57,232,296	—	57,232,296
Israel	50,419,826	26,978,133	—	77,397,959
Malaysia	—	104,160,365	—	104,160,365
Mexico	160,536,427	191,191	—	160,727,618
Philippines	—	13,596,475	—	13,596,475
Poland	—	31,275,665	—	31,275,665
Russia	—	42,797,669	—	42,797,669
South Africa	60,797,415	131,045,425	—	191,842,840
South Korea	3,245,544	279,426,322	—	282,671,866
Taiwan	5,134,098	233,738,349	—	238,872,447
Thailand	34,467,126	—	—	34,467,126
Turkey	121,113	52,126,572	—	52,247,685
Preferred Stocks
Brazil	154,840,681	—	—	154,840,681
Rights/Warrants
Malaysia	79,113	—	—	79,113
Temporary Cash Investments	—	437,000	—	437,000
Securities Lending Collateral	—	214,061,527	—	214,061,527

TOTAL	$731,931,197	$1,627,332,620	—	$2,359,263,817

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (93.3%)
Consumer Discretionary — (17.1%)
#*99 Cents Only Stores	8,630	$112,535
*AC Moore Arts & Crafts, Inc.	25,417	71,168
Acme United Corp.	1,030	9,167
*Aldila, Inc.	6,471	27,178
*Alloy, Inc.	19,256	148,656
#American Greetings Corp. Class A	73,700	1,361,976
*America’s Car-Mart, Inc.	2,770	65,178
#*AnnTaylor Stores Corp.	14,100	177,096
*ante4, Inc.	1,185	1,114
#*Arctic Cat, Inc.	21,666	181,561
*Asbury Automotive Group, Inc.	37,779	418,214
*Ascent Media Corp.	162	4,175
*Audiovox Corp. Class A	23,289	154,872
#*AutoNation, Inc.	285,676	5,142,168
*Ballantyne Strong, Inc.	9,932	33,074
#Barnes & Noble, Inc.	38,682	676,161
*Beasley Broadcast Group, Inc.	9,802	35,189
*Beazer Homes USA, Inc.	36,700	143,130
bebe stores, inc.	1,900	11,742
*Benihana, Inc.	3,200	15,040
*Bluegreen Corp.	14,775	36,051
Blyth, Inc.	4,825	135,534
Bob Evans Farms, Inc.	52,387	1,462,121
Bon-Ton Stores, Inc. (The)	14,849	129,929
Books-A-Million, Inc.	27,100	172,627
*Boyd Gaming Corp.	20,700	161,460
#*Brookfield Homes Corp.	39,865	289,420
Brown Shoe Co., Inc.	74,175	908,644
Brunswick Corp.	112,200	1,203,906
*Build-A-Bear-Workshop, Inc.	30,090	143,529
#*Cabela’s, Inc.	109,175	1,759,901
*Cache, Inc.	19,900	83,580
*California Coastal Communities, Inc.	809	1,133
Callaway Golf Co.	91,170	680,128
*Canterbury Park Holding Corp.	2,755	19,643
*Carmike Cinemas, Inc.	8,543	61,766
*Carnival Corp.	688,708	22,954,638
*Carriage Services, Inc.	19,056	73,366
*Cavco Industries, Inc.	8,633	309,407
CBS Corp.	22,291	288,668
CBS Corp. Class B	547,066	7,073,563
#*Charming Shoppes, Inc.	106,082	616,336
*Chico’s FAS, Inc.	190,700	2,435,239
Christopher & Banks Corp.	56,231	373,936
Churchill Downs, Inc.	3,137	113,873
Cinemark Holdings, Inc.	35,100	497,718
#*Collective Brands, Inc.	59,190	1,164,859
Comcast Corp. Class A	3,570,978	56,528,582
Comcast Corp. Special Class A	1,432,185	21,683,281
*Concord Camera Corp.	—	1
#*Conn’s, Inc.	21,520	120,942
#Cooper Tire & Rubber Co.	147,627	2,514,088
#*Core-Mark Holding Co., Inc.	24,894	742,339
*Craftmade International, Inc.	2,799	8,397
CSS Industries, Inc.	16,392	284,073
*Culp, Inc.	21,913	285,088
*Cybex International, Inc.	29,933	37,416
#D.R. Horton, Inc.	121,320	1,430,363

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*dELiA*s, Inc.	22,143	$39,415
*Delta Apparel, Inc.	7,832	99,623
*Destination Maternity Corp.	11,225	273,104
Dillard’s, Inc.	120,300	1,992,168
#*DineEquity, Inc.	46,083	1,047,927
#*DIRECTV Class A	321,941	9,770,909
#*Discovery Communications, Inc. (25470F104)	40,480	1,200,637
#*Discovery Communications, Inc. (25470F203)	3,937	114,370
*Discovery Communications, Inc. (25470F302)	163,880	4,303,489
Disney (Walt) Co.	1,135,556	33,555,680
*Dixie Group, Inc.	11,800	28,143
*Dorman Products, Inc.	14,657	226,451
Dover Motorsports, Inc.	15,200	34,048
*Dress Barn, Inc. (The)	799	18,808
*Drew Industries, Inc.	57,500	1,069,500
#*DSW, Inc.	2,000	48,200
*Duckwall-ALCO Stores, Inc.	700	8,624
Educational Development Corp.	1,900	11,400
*Ethan Allen Interiors, Inc.	20,500	297,045
*Exide Technologies	12,623	97,576
#*Federal Mogul Corp.	24,703	404,635
Finish Line, Inc. Class A	73,309	812,997
*Fisher Communications, Inc.	13,612	175,050
*Flanigan’s Enterprises, Inc.	865	5,320
Flexsteel Industries, Inc.	1,719	20,061
#Foot Locker, Inc.	177,119	1,999,674
Fortune Brands, Inc.	149,626	6,219,953
FortuNet, Inc.	700	1,568
*Franklin Electronic Publishers, Inc.	4,850	12,028
#Fred’s, Inc.	41,937	420,628
Frisch’s Restaurants, Inc.	600	14,370
*Full House Resorts, Inc.	700	1,988
*Furniture Brands International, Inc.	66,063	340,885
*GameTech International, Inc.	2,360	3,776
Gaming Partners International Corp.	500	2,830
*Gander Mountain Co.	42,828	224,847
Gannett Co., Inc.	31,300	505,495
#*Gaylord Entertainment Co.	43,182	830,822
*Genesco, Inc.	51,445	1,213,073
*G-III Apparel Group, Ltd.	19,700	342,977
*Great Wolf Resorts, Inc.	34,400	79,464
#*Group 1 Automotive, Inc.	63,000	1,827,000
#Harte-Hanks, Inc.	6,300	66,528
*Hastings Entertainment, Inc.	1,572	6,540
#Haverty Furniture Cos., Inc.	38,589	475,802
*Heelys, Inc.	24,120	50,170
*Helen of Troy, Ltd.	64,389	1,517,649
*Hollywood Media Corp.	28,505	38,197
Hooker Furniture Corp.	5,459	69,384
#*Hot Topic, Inc.	1,540	8,855
*HSN, Inc.	60,525	1,158,448
*Iconix Brand Group, Inc.	95,450	1,204,579
*Isle of Capri Casinos, Inc.	15,000	120,750
*J. Alexander’s Corp.	9,296	31,142
J.C. Penney Co., Inc.	195,699	4,859,206
*JAKKS Pacific, Inc.	15,024	165,264
Jarden Corp.	108,050	3,293,364
*Jo-Ann Stores, Inc.	45,950	1,609,169
Johnson Controls, Inc.	3,600	100,188
*Johnson Outdoors, Inc.	12,128	128,678
Jones Apparel Group, Inc.	83,715	1,208,845

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Kenneth Cole Productions, Inc. Class A	12,374	$126,710
*Kid Brands, Inc.	24,276	121,137
KSW, Inc.	446	1,753
#*K-Swiss, Inc. Class A	14,508	131,733
Lacrosse Footwear, Inc.	495	6,722
*Lakeland Industries, Inc.	11,757	99,112
*Lakes Entertainment, Inc.	23,964	59,670
#*Landry’s Restaurants, Inc.	23,900	495,686
•*Lazare Kaplan International, Inc.	12,780	31,950
Lennar Corp. Class A	160,800	2,469,888
#*Liberty Global, Inc. Class A	68,111	1,728,657
*Liberty Global, Inc. Series C	64,637	1,619,803
*Liberty Media Corp. Capital Class A	217,289	5,625,612
*Liberty Media Corp. Capital Class B	6,066	158,141
*Liberty Media Corp. Interactive Class A	882,463	9,159,966
*Liberty Media Corp. Interactive Class B	35,506	371,393
*Liberty Media Corp. Series A	11,355	532,549
*Liberty Media-Starz Corp. Series B	1,718	80,901
#*Life Time Fitness, Inc.	27,800	665,810
*Lifetime Brands, Inc.	17,158	136,749
*Lithia Motors, Inc.	37,982	296,260
#*Live Nation Entertainment, Inc.	130,962	1,502,134
#*Liz Claiborne, Inc.	3,900	18,993
*Lodgian, Inc.	21,628	53,205
*Luby’s, Inc.	45,323	155,458
*M/I Homes, Inc.	37,930	391,438
*Mac-Gray Corp.	13,247	118,693
Macy’s, Inc.	233,092	3,713,156
Marcus Corp.	12,132	135,636
*MarineMax, Inc.	24,377	220,124
*McCormick & Schmick’s Seafood Restaurants, Inc.	15,712	129,938
*Media General, Inc.	27,100	220,865
#Men’s Wearhouse, Inc. (The)	82,560	1,663,584
Meredith Corp.	45,883	1,421,455
#*Meritage Homes Corp.	38,859	870,053
#*Modine Manufacturing Co.	42,200	401,322
#*Mohawk Industries, Inc.	98,740	4,088,823
*Morton’s Restaurant Group, Inc.	16,226	62,146
#Movado Group, Inc.	30,500	333,365
*MTR Gaming Group, Inc.	27,298	48,317
*Multimedia Games, Inc.	34,039	167,812
*Nautilus, Inc.	24,965	62,662
*New Frontier Media, Inc.	22,735	47,971
*New York & Co., Inc.	48,901	176,044
News Corp. Class A	1,864,745	23,514,434
#News Corp. Class B	855,872	12,564,201
*O’Charley’s, Inc.	24,586	181,936
*Office Depot, Inc.	102,210	580,553
*OfficeMax, Inc.	5,000	64,850
*Orbitz Worldwide, Inc.	41,101	252,360
#*Orient-Express Hotels, Ltd.	69,948	682,692
#*Orleans Homebuilders, Inc.	20,871	30,472
#*Outdoor Channel Holdings, Inc.	40,604	205,050
Oxford Industries, Inc.	34,709	619,209
*Palm Harbor Homes, Inc.	1,973	4,045
#*Penske Automotive Group, Inc.	61,906	870,398
Pep Boys - Manny, Moe & Jack (The)	81,600	681,360
*Perry Ellis International, Inc.	28,161	451,421
Phillips-Van Heusen Corp.	65,540	2,575,067
*Pinnacle Entertainment, Inc.	94,530	771,365
*Pulte Homes, Inc.	32,390	340,743

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Quiksilver, Inc.	400	$808
*RC2 Corp.	9,483	136,271
*Red Lion Hotels Corp.	28,076	166,491
*Red Robin Gourmet Burgers, Inc.	41,775	769,913
#Regis Corp.	55,200	879,336
*Rent-A-Center, Inc.	40,770	815,400
*Retail Ventures, Inc.	80,824	669,223
*Rex Stores Corp.	4,050	61,155
RG Barry Corp.	700	6,195
*Rick’s Cabaret International, Inc.	9,575	106,666
#*Rocky Brands, Inc.	10,229	87,867
#*Royal Caribbean Cruises, Ltd.	322,500	8,414,025
*Rubio’s Restaurants, Inc.	11,908	92,287
*Ruby Tuesday, Inc.	17,500	120,925
*Saga Communications, Inc.	6,520	85,412
#*Saks, Inc.	44,800	288,512
*Salem Communications Corp.	5,831	31,196
Scholastic Corp.	38,300	1,145,170
#*Sears Holdings Corp.	137,330	12,810,142
Service Corp. International	262,871	2,016,221
*Shiloh Industries, Inc.	25,710	115,695
*Shoe Carnival, Inc.	31,193	569,896
*Sinclair Broadcast Group, Inc. Class A	99,274	501,334
*Skechers U.S.A., Inc. Class A	49,610	1,392,057
Skyline Corp.	5,123	93,802
Spartan Motors, Inc.	10,400	62,400
Speedway Motorsports, Inc.	71,217	1,183,627
*Sport Chalet, Inc. Class A	875	1,662
#*Sport Chalet, Inc. Class B	400	868
Sport Supply Group, Inc.	22,269	264,778
Stage Stores, Inc.	60,550	782,306
*Standard Motor Products, Inc.	26,500	207,760
*Standard Pacific Corp.	95,294	345,917
*Stanley Furniture, Inc.	12,564	122,499
#*Steak n Shake Co. (The)	3,445	1,106,672
*Steinway Musical Instruments, Inc.	6,946	113,220
Stewart Enterprises, Inc.	65,424	331,700
*Stoneridge, Inc.	17,667	123,316
*Strattec Security Corp.	5,556	110,342
Superior Industries International, Inc.	38,400	564,864
*Syms Corp.	5,500	43,010
Systemax, Inc.	7,773	136,261
*Tandy Brands Accessories, Inc.	10,432	30,774
*Tandy Leather Factory, Inc.	500	1,850
*Timberland Co. Class A	3,300	56,760
Time Warner Cable, Inc.	693,942	30,248,932
Time Warner, Inc.	1,534,860	42,131,907
#*Toll Brothers, Inc.	204,699	3,780,791
*Trans World Entertainment Corp.	5,781	7,515
*TRW Automotive Holdings Corp.	153,112	3,526,169
*Tuesday Morning Corp.	100	437
*Unifi, Inc.	163,482	546,030
UniFirst Corp.	14,500	728,480
#*Vail Resorts, Inc.	8,370	282,069
*Valassis Communications, Inc.	12,367	258,841
Washington Post Co.	4,880	2,120,946
#*West Marine, Inc.	26,363	221,186
#Whirlpool Corp.	88,001	6,615,915
Williams-Sonoma, Inc.	11,805	224,059
Wyndham Worldwide Corp.	240,716	5,052,629

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Zale Corp.	37,743	$82,280

Total Consumer Discretionary		438,492,578

Consumer Staples — (6.1%)
Andersons, Inc. (The)	9,900	267,102
Archer-Daniels-Midland Co.	583,912	17,488,164
B&G Foods, Inc.	62,773	563,702
Bunge, Ltd.	101,700	5,978,943
*Cagle’s, Inc. Class A	600	2,634
CCA Industries, Inc.	8,323	46,026
*Central European Distribution Corp.	50,392	1,615,064
*Central Garden & Pet Co.	37,832	360,917
*Central Garden & Pet Co. Class A	44,862	394,337
#*Chiquita Brands International, Inc.	70,190	1,029,687
*Constellation Brands, Inc. Class A	161,446	2,596,052
*Constellation Brands, Inc. Class B	12,715	206,619
Corn Products International, Inc.	62,117	1,765,365
*Craft Brewers Alliance, Inc.	2,546	5,983
CVS Caremark Corp.	1,233,769	39,937,103
Del Monte Foods Co.	342,870	3,901,861
Dr Pepper Snapple Group, Inc.	74,494	2,060,504
*Elizabeth Arden, Inc.	22,200	344,544
Farmer Brothers Co.	21,106	362,812
#*Great Atlantic & Pacific Tea Co.	10,300	77,147
Griffin Land & Nurseries, Inc. Class A	1,500	41,445
#*Hain Celestial Group, Inc.	63,205	1,010,648
*Harbinger Group, Inc.	3,064	21,877
*HQ Sustainable Maritime Industries, Inc.	10,070	70,893
Imperial Sugar Co.	8,780	143,904
Ingles Markets, Inc.	9,998	141,572
Inter Parfums, Inc.	3,525	46,918
J.M. Smucker Co.	89,743	5,390,862
Kraft Foods, Inc.	1,434,254	39,671,466
Mannatech, Inc.	13,238	40,111
*MGP Ingredients, Inc.	7,785	51,147
Molson Coors Brewing Co.	190,750	8,011,500
Molson Coors Brewing Co. Class A	1,908	78,839
*NBTY, Inc.	70,000	3,117,100
*Nutraceutical International Corp.	20,022	260,086
*Omega Protein Corp.	34,025	146,307
*Pantry, Inc.	14,500	195,315
*Parlux Fragrances, Inc.	556	945
*PC Group, Inc.	118	39
*Physicians Formula Holdings, Inc.	947	2,188
*Prestige Brands Holdings, Inc.	116,810	907,614
#*Ralcorp Holdings, Inc.	32,527	2,010,169
Safeway, Inc.	239,265	5,371,499
*Sanfilippo (John B.) & Son, Inc.	9,100	138,775
*Seneca Foods Corp. Class B	300	8,100
#*Smart Balance, Inc.	28,450	158,182
#*Smithfield Foods, Inc.	154,673	2,329,375
#*SUPERVALU, Inc.	70,609	1,038,658
*Susser Holdings Corp.	9,700	85,554
Tasty Baking Co.	8,988	61,927
Tyson Foods, Inc. Class A	405,030	5,597,515
#Universal Corp.	17,890	812,027
#*Winn-Dixie Stores, Inc.	92,300	934,999

Total Consumer Staples		156,902,122

Energy — (13.1%)
Adams Resources & Energy, Inc.	6,758	141,918

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*Allis-Chalmers Energy, Inc.	68,726	$250,850
#Alon USA Energy, Inc.	36,500	261,340
Anadarko Petroleum Corp.	845,068	53,898,437
Apache Corp.	173,929	17,178,967
*Atlas Energy, Inc.	6,800	205,700
*ATP Oil & Gas Corp.	38,800	561,436
*Barnwell Industries, Inc.	5,190	19,774
*Basic Energy Services, Inc.	58,596	550,216
Berry Petroleum Corp. Class A	22,717	615,176
#*Bill Barrett Corp.	15,777	489,087
BJ Services Co.	158,482	3,275,823
*Brigham Exploration Co.	37,193	484,997
*Bristow Group, Inc.	40,500	1,445,850
*Bronco Drilling Co., Inc.	26,439	132,724
Cabot Oil & Gas Corp.	15,905	608,684
*Cal Dive International, Inc.	53,900	379,456
#*Carrizo Oil & Gas, Inc.	4,500	108,000
Chesapeake Energy Corp.	618,000	15,314,040
Chevron Corp.	9,400	677,928
Cimarex Energy Co.	105,300	5,181,813
*Complete Production Services, Inc.	66,527	833,583
ConocoPhillips	1,496,850	71,848,800
*CREDO Petroleum Corp.	700	6,300
*CVR Energy, Inc.	8,500	68,170
Delek US Holdings, Inc.	68,089	475,261
Devon Energy Corp.	93,095	6,228,986
*Double Eagle Petroleum Co.	3,969	17,503
*Encore Acquisition Co.	41,335	1,968,373
*Ensco International P.L.C. Sponsored ADR	82,957	3,237,812
#*Exterran Holdings, Inc.	65,289	1,324,061
General Maritime Corp.	6,600	51,084
*Geokinetics, Inc.	12,504	122,539
*GeoMet, Inc.	50,821	55,395
*GeoResources, Inc.	7,525	96,169
*Global Industries, Ltd.	15,300	106,641
*GulfMark Offshore, Inc.	37,045	909,455
*Harvest Natural Resources, Inc.	32,900	147,721
*Helix Energy Solutions Group, Inc.	93,310	990,019
Helmerich & Payne, Inc.	66,634	2,787,300
*Hercules Offshore, Inc.	83,800	326,820
Hess Corp.	163,341	9,439,476
*HKN, Inc.	17,831	52,245
Holly Corp.	8,300	216,630
#*Hornbeck Offshore Services, Inc.	9,800	210,798
*International Coal Group, Inc.	97,751	348,971
*Key Energy Services, Inc.	51,674	499,688
Lufkin Industries, Inc.	600	38,028
Marathon Oil Corp.	856,737	25,539,330
*Mitcham Industries, Inc.	6,824	50,498
#*Nabors Industries, Ltd.	122,277	2,726,777
National-Oilwell, Inc.	412,212	16,859,471
*Natural Gas Services Group, Inc.	16,360	257,016
#*Newfield Exploration Co.	66,338	3,246,582
*Newpark Resources, Inc.	93,720	373,943
Noble Energy, Inc.	79,491	5,877,565
#*Oil States International, Inc.	49,600	1,827,264
*OMNI Energy Services Corp.	1,000	1,550
#Overseas Shipholding Group, Inc.	31,009	1,383,311
*OYO Geospace Corp.	2,501	93,712
*Parker Drilling Co.	97,200	467,532
#*Patriot Coal Corp.	52,400	811,676

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
#Patterson-UTI Energy, Inc.	120,725	$1,854,336
*Petroleum Development Corp.	9,670	202,683
*PHI, Inc. Non-Voting	23,117	449,857
*PHI, Inc. Voting	200	3,900
*Pioneer Drilling Co.	65,927	524,120
Pioneer Natural Resources Co.	164,693	7,243,198
*Plains Exploration & Production Co.	162,430	5,417,040
*Pride International, Inc.	91,580	2,710,768
*Rosetta Resources, Inc.	79,112	1,626,543
*Rowan Cos., Inc.	94,967	2,039,891
#*SEACOR Holdings, Inc.	36,653	2,574,873
*Seahawk Drilling, Inc.	4,268	89,244
Smith International, Inc.	106,785	3,237,721
Southern Union Co.	—	—
*Stone Energy Corp.	44,236	705,122
*Sunoco, Inc.	70,498	1,768,795
*Swift Energy Corp.	34,730	870,334
*T-3 Energy Services, Inc.	7,100	160,105
#Tesoro Petroleum Corp.	122,780	1,534,750
*Tetra Technologies, Inc.	36,718	384,070
*TGC Industries, Inc.	787	3,156
Tidewater, Inc.	31,906	1,493,839
Toreador Resources Corp.	4,000	50,440
*Trico Marine Services, Inc.	32,915	115,202
*Union Drilling, Inc.	31,871	231,702
#*Unit Corp.	57,000	2,595,780
*USEC, Inc.	163,200	652,800
Valero Energy Corp.	604,760	11,139,679
#*Western Refining, Inc.	55,400	253,178
*Whiting Petroleum Corp.	69,755	4,642,893
#*Willbros Group, Inc.	3,700	56,573
XTO Energy, Inc.	397,536	17,718,180

Total Energy		336,057,043

Financials — (26.0%)
1st Source Corp.	47,839	729,545
21st Century Holding Co.	19,667	79,258
Abington Bancorp, Inc.	66,362	473,825
Access National Corp.	600	3,510
*Affirmative Insurance Holdings, Inc.	14,714	63,859
*Allegheny Corp.	11,829	3,088,670
Alliance Bancorp, Inc. of Pennsylvania	700	5,810
Allstate Corp.	385,289	11,531,700
*Altisource Portfolio Solutions SA	700	16,065
American Capital, Ltd.	38,567	142,312
American Equity Investment Life Holding Co.	88,700	651,058
American Financial Group, Inc.	199,200	4,942,152
*American Independence Corp.	866	3,940
American National Insurance Co.	48,061	5,115,613
*American Safety Insurance Holdings, Ltd.	12,075	166,031
#*AmeriCredit Corp.	224,750	4,713,007
Ameriprise Financial, Inc.	74,139	2,835,075
Ameris Bancorp	35,993	336,175
*AMERISAFE, Inc.	16,308	282,128
*AmeriServe Financial, Inc.	33,075	48,620
*Arch Capital Group, Ltd.	15,453	1,105,508
*Argo Group International Holdings, Ltd.	34,700	927,878
Aspen Insurance Holdings, Ltd.	89,116	2,373,159
#*Asset Acceptance Capital Corp.	6,490	37,772
Associated Banc-Corp.	105,623	1,343,525
Assured Guaranty, Ltd.	152,510	3,455,877

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
ASTA Funding, Inc.	6,765	$42,214
#Atlantic Coast Federal Corp.	3,255	4,915
*Avatar Holdings, Inc.	21,050	356,587
Axis Capital Holdings, Ltd.	58,824	1,694,131
#*B of I Holding, Inc.	16,455	195,321
Baldwin & Lyons, Inc.	300	6,870
Baldwin & Lyons, Inc. Class B	8,013	190,629
Bancorp Rhode Island, Inc.	1,300	32,071
*Bancorp, Inc.	21,975	160,637
#BancTrust Financial Group, Inc.	34,553	134,757
Bank Mutual Corp.	51,800	346,024
Bank of America Corp.	6,291,365	95,502,921
#*Bank of Florida Corp.	2,700	3,267
Bank of New York Mellon Corp.	251,332	7,311,248
BankAtlantic Bancorp, Inc.	45,976	67,585
BankFinancial Corp.	43,669	417,039
#Banner Corp.	13,022	38,545
Bar Harbor Bankshares	600	16,206
#BB&T Corp.	238,480	6,646,438
Berkshire Hills Bancorp, Inc.	22,974	380,220
#BlackRock, Inc.	11,600	2,480,312
Boston Private Financial Holdings, Inc.	94,618	678,411
Brookline Bancorp, Inc.	37,995	380,330
Cadence Financial Corp.	24,680	45,658
Capital City Bank Group, Inc.	14,196	170,068
Capital One Financial Corp.	443,400	16,343,724
Capital Southwest Corp.	7,359	599,391
#CapitalSource, Inc.	9,700	46,463
#Capitol Bancorp, Ltd.	14,990	34,477
Cardinal Financial Corp.	25,481	237,738
Carver Bancorp, Inc.	600	4,356
Cascade Financial Corp.	10,277	22,712
#Cathay General Bancorp	50,900	487,622
Center Bancorp, Inc.	1,346	11,145
*Center Financial Corp.	40,776	194,094
*Central Jersey Bancorp	8,049	23,986
Centrue Financial Corp.	300	933
Century Bancorp, Inc. Class A	1,206	25,410
CFS Bancorp, Inc.	14,148	49,518
Chemical Financial Corp.	25,302	536,149
*Chicopee Bancorp, Inc.	1,000	12,950
Chubb Corp.	211,036	10,551,800
Cincinnati Financial Corp.	230,743	6,089,308
Citigroup, Inc.	5,515,388	18,311,088
Citizens Community Bancorp, Inc.	10,355	43,232
Citizens South Banking Corp.	1,842	8,676
CME Group, Inc.	67,810	19,449,264
#*CNA Financial Corp.	313,566	7,365,665
*CNA Surety Corp.	59,978	839,692
CoBiz Financial, Inc.	37,574	200,645
Codorus Valley Bancorp, Inc.	115	653
Colony Bankcorp, Inc.	300	1,122
Columbia Banking System, Inc.	49,127	932,922
Comerica, Inc.	195,322	6,740,562
Community Bank System, Inc.	2,386	49,891
*Community West Bancshares	400	1,200
#CompuCredit Holdings Corp.	84,274	281,475
#*Conseco, Inc.	60	286
*Crescent Financial Corp.	19,040	60,166
#CVB Financial Corp.	2,102	20,137
Delphi Financial Group, Inc. Class A	68,878	1,394,779

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Discover Financial Services	719,953	$9,848,957
Donegal Group, Inc. Class A	36,988	545,573
Donegal Group, Inc. Class B	300	5,166
#*Doral Financial Corp.	11,332	40,229
East West Bancorp, Inc.	100,365	1,648,997
Eastern Insurance Holdings, Inc.	23,677	199,597
Eastern Virginia Bankshares, Inc.	300	2,277
EMC Insurance Group, Inc.	20,727	428,634
*Encore Bancshares, Inc.	6,800	56,032
#*Encore Capital Group, Inc.	35,572	560,970
Endurance Specialty Holdings, Ltd.	76,288	2,747,894
*Enstar Group, Ltd.	900	58,401
Enterprise Bancorp, Inc.	600	6,228
Enterprise Financial Services Corp.	18,728	174,920
ESB Financial Corp.	1,000	11,720
ESSA Bancorp, Inc.	17,070	202,279
Evans Bancorp, Inc.	400	4,900
Everest Re Group, Ltd.	25,794	2,211,578
#F.N.B. Corp.	135,507	960,745
Farmers Capital Bank Corp.	1,900	16,834
#FBL Financial Group, Inc. Class A	40,435	725,404
Federal Agricultural Mortgage Corp.	10,757	81,323
Federal Agricultural Mortgage Corp. Class A	177	1,220
Fidelity Bancorp, Inc.	400	1,970
Fidelity National Financial, Inc.	105,370	1,359,273
#*Fidelity Southern Corp.	6,422	32,559
Fifth Third Bancorp	911,741	11,342,058
Financial Institutions, Inc.	6,350	80,010
*First Acceptance Corp.	39,006	74,892
First American Corp.	139,895	4,136,695
#First Bancorp (318672102)	56,576	128,993
First Bancorp (318910106)	13,802	213,655
*First Bancshares, Inc. (318687100)	400	3,260
*First Bancshares, Inc. (318916103)	300	2,790
First Busey Corp.	50,644	179,786
First Business Financial Services, Inc.	300	3,045
First Citizens BancShares, Inc.	15,868	2,661,222
First Defiance Financial Corp.	10,257	108,314
#First Federal Bancshares of Arkansas, Inc.	1,100	3,454
*First Federal of Northern Michigan Bancorp, Inc.	1,100	1,386
First Financial Holdings, Inc.	9,823	115,813
First Financial Northwest, Inc.	26,672	165,100
First Financial Service Corp.	900	7,929
*First Horizon National Corp.	200,158	2,592,046
First M&F Corp.	100	321
First Merchants Corp.	27,781	187,800
First Mercury Financial Corp.	20,314	266,317
First Midwest Bancorp, Inc.	58,300	767,811
First Niagara Financial Group, Inc.	86,791	1,191,640
First PacTrust Bancorp, Inc.	900	5,967
First Place Financial Corp.	21,298	66,663
First Security Group, Inc.	17,516	40,812
*First South Bancorp, Inc.	3,286	33,189
#First United Corp.	600	3,600
*FirstCity Financial Corp.	6,152	37,835
Flagstone Reinsurance Holdings, Ltd.	36,333	380,406
Flushing Financial Corp.	47,920	587,020
#FNB United Corp.	20,931	33,699
#*Forest City Enterprises, Inc. Class A	22,899	258,988
*FPIC Insurance Group, Inc.	10,098	383,219
#Fulton Financial Corp.	169,790	1,568,860

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
German American Bancorp, Inc.	12,158	$180,668
GFI Group, Inc.	16,600	80,842
Goldman Sachs Group, Inc.	16,500	2,453,880
Great Southern Bancorp, Inc.	9,562	214,858
#Greene Bancshares, Inc.	25,523	144,205
*Greenlight Capital Re, Ltd.	5,300	127,995
GS Financial Corp.	400	5,420
*Guaranty Bancorp	90,216	130,813
*Guaranty Federal Bancshares, Inc.	1,684	9,599
*Hallmark Financial Services, Inc.	27,634	216,927
Hampden Bancorp, Inc.	5,886	62,980
#Hampton Roads Bankshares, Inc.	3,415	6,796
Hanover Insurance Group, Inc.	94,280	3,999,358
Harleysville National Corp.	40,243	257,153
*Harris & Harris Group, Inc.	39,343	158,946
Hartford Financial Services Group, Inc.	377,409	9,054,042
HCC Insurance Holdings, Inc.	76,310	2,068,001
Heartland Financial USA, Inc.	13,016	181,573
Heritage Commerce Corp.	24,571	93,370
Heritage Financial Corp.	5,977	84,037
HF Financial Corp.	400	4,056
*Hilltop Holdings, Inc.	33,444	378,586
Hingham Institution for Savings	500	16,340
*HMN Financial, Inc.	3,996	21,578
Home Federal Bancorp, Inc.	26,644	354,365
HopFed Bancorp, Inc.	4,019	41,798
Horace Mann Educators Corp.	54,928	658,587
Horizon Bancorp	300	5,550
#Huntington Bancshares, Inc.	257,100	1,231,509
IBERIABANK Corp.	1,140	60,922
Independence Holding Co.	22,770	185,120
Independent Bank Corp.	10,096	235,237
Infinity Property & Casualty Corp.	32,000	1,269,120
*Intervest Bancshares Corp.	4,036	16,144
Invesco, Ltd.	204,200	3,941,060
*Investment Technology Group, Inc.	1,600	32,800
Investors Title Co.	1,100	37,741
Jones Lang LaSalle, Inc.	25,800	1,470,858
JPMorgan Chase & Co.	1,458,089	56,777,986
Kentucky First Federal Bancorp	2,900	29,319
KeyCorp	380,192	2,729,779
*LaBranche & Co., Inc.	2,500	11,100
#Lakeland Bancorp, Inc.	14,567	100,221
Landmark Bancorp, Inc.	1,620	24,673
Legacy Bancorp, Inc.	21,709	208,189
Legg Mason, Inc.	119,817	3,088,882
Lincoln National Corp.	464,693	11,422,154
LNB Bancorp, Inc.	12,489	51,829
Loews Corp.	747,772	26,747,804
*Louisiana Bancorp, Inc.	5,606	82,128
LSB Corp.	800	8,768
#M&T Bank Corp.	80,954	5,970,357
#*Macatawa Bank Corp.	27,967	52,019
*Magyar Bancorp, Inc.	500	1,737
MainSource Financial Group, Inc.	50,393	277,665
*Marlin Business Services Corp.	15,208	149,343
Marshall & Ilsley Corp.	114,660	792,301
#*Maui Land & Pineapple Co., Inc.	500	1,555
Max Capital Group, Ltd.	48,337	1,088,549
MB Financial, Inc.	43,449	881,146
*MBIA, Inc.	337,600	1,664,368

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
MBT Financial Corp.	23,713	$42,209
Meadowbrook Insurance Group, Inc.	107,204	723,627
Medallion Financial Corp.	24,860	199,626
#*Mercantile Bancorp, Inc.	282	705
Mercantile Bank Corp.	3,316	12,568
Mercer Insurance Group, Inc.	15,286	259,862
*Meridian Interstate Bancorp, Inc.	3,096	29,474
Meta Financial Group, Inc.	1,601	28,642
MetLife, Inc.	830,726	29,341,242
*Metro Bancorp, Inc.	1,121	14,416
MetroCorp Bancshares, Inc.	2,600	9,100
#*MF Global Holdings, Ltd.	53,200	348,460
*MGIC Investment Corp.	8,500	51,425
MicroFinancial, Inc.	5,900	18,644
Morgan Stanley	269,745	7,223,771
MutualFirst Financial, Inc.	2,300	14,881
#*Nara Bancorp, Inc.	42,957	392,627
*National Financial Partners Corp.	33,400	282,230
National Penn Bancshares, Inc.	51,975	311,850
National Western Life Insurance Co. Class A	900	146,250
*Navigators Group, Inc.	5,827	248,638
Nelnet, Inc. Class A	33,000	550,770
*New Century Bancorp, Inc.	600	3,144
New Hampshire Thrift Bancshares, Inc.	2,300	24,035
New Westfield Financial, Inc.	36,539	298,158
New York Community Bancorp, Inc.	27,900	419,337
NewAlliance Bancshares, Inc.	169,860	1,977,170
*NewBridge Bancorp	6,172	13,640
*Newport Bancorp, Inc.	700	8,018
*NewStar Financial, Inc.	49,075	213,476
*North Valley Bancorp	4,538	8,441
Northeast Community Bancorp, Inc.	18,190	108,958
#Northfield Bancorp, Inc.	2,770	36,675
Northrim Bancorp, Inc.	6,115	98,023
NYMAGIC, Inc.	12,875	202,137
NYSE Euronext, Inc.	181,031	4,237,936
#*Ocwen Financial Corp.	2,100	19,236
Old National Bancorp	2,000	24,080
Old Republic International Corp.	333,632	3,533,163
Old Second Bancorp, Inc.	25,516	151,055
OneBeacon Insurance Group, Ltd.	35,760	464,165
Osage Bancshares, Inc.	600	5,694
#*Pacific Mercantile Bancorp	16,756	50,100
*Pacific Premier Bancorp, Inc.	200	664
#PacWest Bancorp	1,071	22,223
Pamrapo Bancorp, Inc.	2,200	17,446
Parkvale Financial Corp.	200	1,400
PartnerRe, Ltd.	5,900	440,081
#Patriot National Bancorp	2,700	4,752
#*Penson Worldwide, Inc.	33,200	279,544
Peoples Bancorp of North Carolina	300	1,536
Peoples Bancorp, Inc.	19,292	250,410
#*PHH Corp.	91,687	1,599,021
#*PICO Holdings, Inc.	7,283	228,613
#*Pinnacle Financial Partners, Inc.	27,599	417,297
*PMA Capital Corp.	38,357	230,909
PNC Financial Services Group, Inc.	263,050	14,580,861
Porter Bancorp, Inc.	1,654	23,186
#Preferred Bank	9,898	15,837
Premier Financial Bancorp, Inc.	1,301	9,575
Presidential Life Corp.	23,327	210,643

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Princeton National Bancorp, Inc.	1,100	$12,248
*ProAssurance Corp.	26,852	1,363,008
Prosperity Bancshares, Inc.	50,510	2,036,563
Protective Life Corp.	75,553	1,273,068
Provident Financial Holdings, Inc.	544	1,931
Provident Financial Services, Inc.	97,245	1,108,593
Provident New York Bancorp	79,163	645,178
Prudential Financial, Inc.	408,371	20,414,466
Pulaski Financial Corp.	5,450	36,951
Radian Group, Inc.	217,050	1,395,632
Regions Financial Corp.	344,216	2,185,772
Reinsurance Group of America, Inc.	169,166	8,241,768
Renasant Corp.	56,459	810,187
*Republic First Bancorp, Inc.	7,211	31,512
Resource America, Inc.	21,488	82,299
*Riverview Bancorp, Inc.	17,187	41,249
Rome Bancorp, Inc.	12,761	102,216
Safety Insurance Group, Inc.	25,435	890,225
Sanders Morris Harris Group, Inc.	56,186	265,760
#Sandy Spring Bancorp, Inc.	42,618	510,990
*Seabright Insurance Holdings	52,446	533,900
Seacoast Banking Corp. of Florida	18,680	28,767
Selective Insurance Group, Inc.	82,800	1,280,916
*SI Financial Group, Inc.	6,062	32,068
Simmons First National Corp. Class A	10,473	281,095
Somerset Hills Bancorp	4,111	32,025
*Southcoast Financial Corp.	700	2,135
Southern Community Financial Corp.	29,890	66,057
*Southern First Bancshares, Inc.	900	6,786
Southwest Bancorp, Inc.	31,985	239,568
State Auto Financial Corp.	68,262	1,072,396
StellarOne Corp.	19,587	204,880
Stewart Information Services Corp.	17,652	181,110
*Stratus Properties, Inc.	3,069	30,843
Student Loan Corp.	1,100	49,830
*Sun Bancorp, Inc.	31,258	119,093
SunTrust Banks, Inc.	448,503	10,912,078
#*Superior Bancorp	5,062	16,958
Susquehanna Bancshares, Inc.	124,870	980,230
#*SVB Financial Group	3,400	147,526
SWS Group, Inc.	4,793	57,516
#*Taylor Capital Group, Inc.	13,335	121,482
Teche Holding Co.	600	18,702
TF Financial Corp.	600	11,520
*Thomas Weisel Partners Group, Inc.	33,375	142,511
*Tidelands Bancshares, Inc.	400	1,520
#*TierOne Corp.	9,953	9,903
Timberland Bancorp, Inc.	3,000	13,260
#TowneBank	4,300	45,967
Transatlantic Holdings, Inc.	91,903	4,566,660
Travelers Cos., Inc. (The)	769,714	39,001,408
*Tree.com, Inc.	4,680	34,211
Trustmark Corp.	6,600	150,480
Umpqua Holdings Corp.	89,305	1,103,810
Unico American Corp.	1,900	18,449
Union Bankshares Corp.	15,866	203,878
*United America Indemnity, Ltd.	20,328	144,126
#United Bankshares, Inc.	2,100	52,290
*United Community Banks, Inc.	43,448	195,082
United Financial Bancorp, Inc.	23,738	311,917
United Fire & Casualty Co.	41,412	696,550

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*United PanAm Financial Corp.	14,353	$40,906
#*United Security Bancshares	342	1,729
Unitrin, Inc.	90,527	1,964,436
*Unity Bancorp, Inc.	2,925	11,700
Unum Group	530,100	10,374,057
Validus Holdings, Ltd.	51,844	1,373,866
#*Virginia Commerce Bancorp, Inc.	38,257	222,273
W. R. Berkley Corp.	61,472	1,495,614
Washington Banking Co.	6,594	77,809
Washington Federal, Inc.	103,780	1,935,497
Washington Trust Bancorp, Inc.	277	4,734
*Waterstone Financial, Inc.	1,300	2,860
Webster Financial Corp.	43,770	677,122
Wells Fargo & Co.	529,123	15,042,967
WesBanco, Inc.	32,017	464,567
Wesco Financial Corp.	12,734	4,495,102
West Bancorporation	19,399	98,935
West Coast Bancorp	675	1,762
#*Western Alliance Bancorp	28,882	148,165
White Mountains Insurance Group, Ltd.	18,685	5,987,982
White River Capital, Inc.	300	3,687
#Whitney Holding Corp.	70,532	876,007
#Wilmington Trust Corp.	6,400	83,968
Wilshire Bancorp, Inc.	17,549	161,626
#Wintrust Financial Corp.	42,047	1,460,713
*World Acceptance Corp.	3,300	133,287
WSB Holdings, Inc.	100	250
Yadkin Valley Financial Corp.	17,086	69,540
Zenith National Insurance Corp.	8,500	237,150
#Zions Bancorporation	37,412	709,706
*ZipRealty, Inc.	11,417	47,495

Total Financials		667,226,975

Health Care — (5.0%)
*A.D.A.M., Inc.	7,504	29,341
*Adolor Corp.	9,842	15,452
Aetna, Inc.	206,302	6,182,871
#*Affymetrix, Inc.	10,978	57,964
*Albany Molecular Research, Inc.	34,800	330,252
*Allied Healthcare International, Inc.	65,062	173,716
*Allied Healthcare Products, Inc.	1,000	5,000
*American Dental Partners, Inc.	24,799	313,707
*AMICAS, Inc.	14,805	79,503
*AMN Healthcare Services, Inc.	26,800	233,160
*Amsurg Corp.	27,898	588,927
Analogic Corp.	8,099	323,960
*AngioDynamics, Inc.	37,093	595,343
*Anika Therapeutics, Inc.	19,285	120,917
*ARCA Biopharma, Inc.	440	1,289
#*Arena Pharmaceuticals, Inc.	8,200	25,584
*Arrhythmia Research Technology, Inc.	1,200	6,264
*Assisted Living Concepts, Inc.	14,487	374,199
*BioClinica, Inc.	9,550	42,020
*BioScrip, Inc.	54,881	398,985
#*BMP Sunstone Corp.	6,967	37,482
*Boston Scientific Corp.	1,019,920	8,801,910
*Brookdale Senior Living, Inc.	112,800	2,058,600
*Cambrex Corp.	20,300	109,214
*Cantel Medical Corp.	15,807	304,759
*Capital Senior Living Corp.	49,275	248,346
*Cardiac Science Corp.	30,703	79,828

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
Cardinal Health, Inc.	208,009	$6,878,858
*CareFusion Corp.	43,350	1,116,262
*Celera Corp.	39,414	265,256
*Community Health Systems, Inc.	143,292	4,674,185
*Conmed Corp.	43,239	930,071
Cooper Cos., Inc.	52,556	1,856,278
*Coventry Health Care, Inc.	95,129	2,176,552
*Cross Country Healthcare, Inc.	31,940	289,376
*Cutera, Inc.	24,577	217,015
Daxor Corp.	545	6,218
*Digirad Corp.	26,648	52,763
#*Dynacq Healthcare, Inc.	909	2,772
#*Emeritus Corp.	26,084	474,729
*ev3, Inc.	66,829	974,367
*Five Star Quality Care, Inc.	21,100	66,676
*Gentiva Health Services, Inc.	27,110	692,389
#*Greatbatch, Inc.	17,658	346,980
*Health Net, Inc.	76,442	1,854,483
*HealthSpring, Inc.	86,917	1,511,487
*HealthTronics, Inc.	61,894	173,922
*Healthways, Inc.	15,427	263,185
Hill-Rom Holdings, Inc.	85,074	1,988,179
*Hi-Tech Pharmacal Co., Inc.	9,080	195,583
*Hologic, Inc.	288,724	4,351,071
*Home Diagnostics, Inc.	15,923	97,449
*Humana, Inc.	88,400	4,298,008
*IntegraMed America, Inc.	3,874	31,418
Invacare Corp.	26,028	651,741
*InVentiv Health, Inc.	17,829	274,032
*Inverness Medical Innovations, Inc.	64,930	2,621,224
*Kendle International, Inc.	9,500	192,280
Kewaunee Scientific Corp.	1,631	23,609
*Kindred Healthcare, Inc.	43,118	729,125
#*King Pharmaceuticals, Inc.	426,520	5,122,505
*LCA-Vision, Inc.	27,393	159,427
*LeMaitre Vascular, Inc.	5,200	24,180
#*LifePoint Hospitals, Inc.	82,208	2,464,596
#*Martek Biosciences Corp.	16,600	357,564
*Maxygen, Inc.	5,200	29,068
*MedCath Corp.	31,344	212,826
*Medical Action Industries, Inc.	4,629	62,816
#*MediciNova, Inc.	623	4,458
Medicis Pharmaceutical Corp. Class A	600	13,866
*MEDTOX Scientific, Inc.	15,367	127,853
*Misonix, Inc.	4,083	8,370
*Molina Healthcare, Inc.	12,070	268,557
*Nanosphere, Inc.	2,402	13,187
*National Dentex Corp.	400	3,324
*Natus Medical, Inc.	1,300	17,641
*Nighthawk Radiology Holdings, Inc.	11,000	43,670
*NovaMed, Inc.	32,204	133,003
*NxStage Medical, Inc.	22,100	179,231
Omnicare, Inc.	197,388	4,934,700
*Osteotech, Inc.	24,810	83,858
*Palomar Medical Technologies, Inc.	7,200	66,240
*Par Pharmaceutical Cos., Inc.	27,889	734,038
*PDI, Inc.	20,276	100,974
PerkinElmer, Inc.	6,600	132,924
*Prospect Medical Holdings, Inc.	14,374	84,950
#*Psychiatric Solutions, Inc.	47,848	1,055,048
*Regeneration Technologies, Inc.	31,952	100,968

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Res-Care, Inc.	40,983	$369,257
*Sirona Dental Systems, Inc.	21,400	688,438
*Skilled Healthcare Group, Inc.	29,820	195,023
#*SonoSite, Inc.	2,287	62,275
*Spectranetics Corp.	25,700	177,073
*SRI/Surgical Express, Inc.	1,600	3,536
*Sun Healthcare Group, Inc.	23,300	203,642
*SunLink Health Systems, Inc.	1,750	3,115
*Symmetry Medical, Inc.	16,828	150,106
Teleflex, Inc.	13,051	745,995
*Theragenics Corp.	21,383	28,439
*Thermo Fisher Scientific, Inc.	358,716	16,554,743
*Tomotherapy, Inc.	25,707	104,113
#*Triple-S Management Corp.	13,040	216,334
*Universal American Corp.	85,628	1,143,990
*Viropharma, Inc.	72,254	713,870
*Vital Images, Inc.	20,279	288,367
*WellCare Health Plans, Inc.	9,700	302,446
*WellPoint, Inc.	440,420	28,063,562
Young Innovations, Inc.	3,060	70,349

Total Health Care		128,440,651

Industrials — (11.7%)
*A.T. Cross Co.	18,431	82,939
*AAR Corp.	14,400	333,648
*ACCO Brands Corp.	9,019	69,446
Aceto Corp.	9,213	48,645
Aircastle, Ltd.	53,300	506,883
Alamo Group, Inc.	25,037	449,414
*Alaska Air Group, Inc.	59,445	1,863,006
Albany International Corp.	28,323	563,344
Alexander & Baldwin, Inc.	66,441	2,122,790
*Allied Defense Group, Inc.	16,161	116,521
*Allied Motion Technologies, Inc.	262	701
*Altra Holdings, Inc.	3,245	35,760
*Amerco, Inc.	30,877	1,166,842
American Railcar Industries, Inc.	16,364	162,167
*American Reprographics Co.	5,977	42,018
Ameron International Corp.	7,300	503,919
*AMREP Corp.	966	13,234
Apogee Enterprises, Inc.	24,100	331,616
Applied Industrial Technologies, Inc.	53,325	1,162,485
Arkansas Best Corp.	25,200	568,008
#*Armstrong World Industries, Inc.	94,043	3,425,986
*ATC Technology Corp.	23,952	523,830
*Atlas Air Worldwide Holdings, Inc.	1,600	58,672
#Baldor Electric Co.	12,880	317,878
Barnes Group, Inc.	42,700	684,908
Barrett Business Services, Inc.	14,200	181,902
*BE Aerospace, Inc.	16,300	365,609
#*BlueLinx Holdings, Inc.	45,624	129,572
Bowne & Co., Inc.	23,251	152,759
Brady Co. Class A	2,936	82,971
Briggs & Stratton Corp.	49,161	812,631
*BTU International, Inc.	1,900	10,165
*Builders FirstSource, Inc.	2,052	6,874
#*C&D Technologies, Inc.	29,038	42,976
*CAI International, Inc.	12,000	95,280
Cascade Corp.	10,500	303,975
*Casella Waste Systems, Inc.	5,416	23,560
CDI Corp.	57,109	736,135

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*CECO Environmental Corp.	9,578	$35,151
*Celadon Group, Inc.	39,349	386,407
#*Cenveo, Inc.	100	722
*Ceradyne, Inc.	3,400	66,436
*Champion Industries, Inc.	2,186	3,366
*Chart Industries, Inc.	3,000	48,390
Chicago Rivet & Machine Co.	300	4,425
CIRCOR International, Inc.	13,050	368,662
*Columbus McKinnon Corp.	57,523	781,162
Comfort Systems USA, Inc.	2,600	30,498
CompX International, Inc.	700	5,453
*Consolidated Graphics, Inc.	33,700	1,137,375
*Cornell Cos., Inc.	11,300	237,300
Courier Corp.	2,371	33,147
*Covenant Transportation Group, Inc.	6,518	23,465
*CPI Aerostructures, Inc.	5,826	35,830
CSX Corp.	562,627	24,114,193
Ducommun, Inc.	16,159	290,539
*Dycom Industries, Inc.	35,250	287,992
#*Eagle Bulk Shipping, Inc.	1,600	8,000
Eastern Co.	10,193	120,787
Eaton Corp.	109,451	6,702,779
Ecology & Environment, Inc. Class A	900	13,590
Encore Wire Corp.	2,148	42,981
*EnerSys, Inc.	58,639	1,142,874
Ennis, Inc.	43,200	648,000
#*EnPro Industries, Inc.	18,755	456,684
Espey Manufacturing & Electronics Corp.	1,964	38,868
*Esterline Technologies Corp.	25,194	951,325
*ExpressJet Holdings, Inc.	10,260	35,910
Federal Signal Corp.	21,047	136,595
FedEx Corp.	184,382	14,446,330
*Flow International Corp.	3,900	13,299
*Franklin Covey Co.	11,416	59,820
Frozen Food Express Industries, Inc.	8,986	32,350
G & K Services, Inc. Class A	29,714	742,850
Gardner Denver Machinery, Inc.	3,295	131,306
#GATX Corp.	65,445	1,715,968
#*Genco Shipping & Trading, Ltd.	1,100	21,076
*Gencor Industries, Inc.	8,766	60,924
General Electric Co.	3,127,746	50,294,156
*Gibraltar Industries, Inc.	53,888	751,199
*GP Strategies Corp.	19,900	147,260
Great Lakes Dredge & Dock Corp.	69,683	411,827
Greenbrier Cos., Inc.	16,525	134,679
*Griffon Corp.	45,266	534,591
*H&E Equipment Services, Inc.	66,829	709,056
Hardinge, Inc.	22,790	118,736
Heidrick & Struggles International, Inc.	2,100	53,403
*Herley Industries, Inc.	5,800	70,992
*Hertz Global Holdings, Inc.	389,227	4,032,392
HNI Corp.	200	5,004
*Hoku Scientific, Inc.	400	984
Horizon Lines, Inc.	3,300	15,642
*Hudson Highland Group, Inc.	35,619	145,682
*Hurco Cos., Inc.	8,210	137,600
*ICT Group, Inc.	7,139	113,225
Ingersoll-Rand P.L.C.	309,696	10,052,732
*Insituform Technologies, Inc. Class A	700	14,336
Insteel Industries, Inc.	9,933	98,138
#*Interline Brands, Inc.	74,162	1,245,922

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
International Shipholding Corp.	9,397	$258,981
*Intersections, Inc.	34,678	150,156
#*JetBlue Airways Corp.	152,100	751,374
*Kadant, Inc.	4,057	61,748
#*Kansas City Southern	51,874	1,540,658
KBR, Inc.	42,188	790,181
*Kelly Services, Inc. Class A	44,445	583,118
Kennametal, Inc.	12,100	296,208
*Key Technology, Inc.	3,099	44,688
*Kforce, Inc.	17,978	240,366
Kimball International, Inc. Class B	25,521	201,105
#*Korn/Ferry International	8,500	125,800
L.S. Starrett Co. Class A	4,097	39,864
L-3 Communications Holdings, Inc.	23,933	1,994,576
*Ladish Co., Inc.	45,562	703,933
Lawson Products, Inc.	1,959	31,638
*Layne Christensen Co.	3,400	86,122
*LECG Corp.	27,848	79,367
*LGL Group, Inc.	400	1,600
*LMI Aerospace, Inc.	13,807	175,211
LSI Industries, Inc.	24,054	143,362
*Lydall, Inc.	13,001	82,296
*M&F Worldwide Corp.	29,869	1,083,946
#Manitowoc Co., Inc. (The)	4,200	45,780
Manpower, Inc.	40,067	2,075,070
*Marten Transport, Ltd.	31,777	559,593
Masco Corp.	50,411	683,573
McGrath Rentcorp	3,600	75,852
*Metalico, Inc.	42,659	210,309
*MFRI, Inc.	8,800	60,016
*Miller Industries, Inc.	20,010	224,312
#*Mobile Mini, Inc.	54,461	765,177
*Moog, Inc.	17,745	535,544
Mueller Industries, Inc.	22,063	542,529
Mueller Water Products, Inc.	136,335	614,871
NACCO Industries, Inc. Class A	10,965	590,136
National Technical Systems, Inc.	15,400	86,856
Norfolk Southern Corp.	362,288	17,049,273
Northrop Grumman Corp.	289,993	16,413,604
#*Northwest Pipe Co.	12,085	289,073
#*Ocean Power Technologies, Inc.	7,500	45,225
*On Assignment, Inc.	57,765	403,200
Oshkosh Truck Corp. Class B	61,610	2,222,273
*Owens Corning, Inc.	152,823	3,932,136
*P.A.M. Transportation Services, Inc.	20,690	209,797
*Park-Ohio Holdings Corp.	5,647	51,614
Pentair, Inc.	3,773	115,227
*PGT, Inc.	7,271	13,960
*Pike Electric Corp.	3,700	32,264
*Pinnacle Airlines Corp.	13,082	99,554
*Polypore International, Inc.	5,700	76,551
Portec Rail Products, Inc.	7,637	83,396
*PowerSecure International, Inc.	26,900	177,002
Providence & Worcester Railroad Co.	1,000	12,155
Quanex Building Products Corp.	2,800	45,024
R. R. Donnelley & Sons Co.	182,554	3,618,220
*RCM Technologies, Inc.	16,740	43,524
*Republic Airways Holdings, Inc.	48,800	238,632
Republic Services, Inc.	328,114	8,790,174
*Rush Enterprises, Inc. Class A	31,175	354,148
*Rush Enterprises, Inc. Class B	18,522	184,109

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Ryder System, Inc.	89,844	$3,270,322
*Saia, Inc.	10,800	129,600
Schawk, Inc.	51,516	663,526
#*School Specialty, Inc.	27,776	613,572
Seaboard Corp.	2,041	2,510,430
SIFCO Industries, Inc.	6,623	83,251
SkyWest, Inc.	93,838	1,372,850
*SL Industries, Inc.	300	2,550
Southwest Airlines Co.	1,077,730	12,210,681
*Sparton Corp.	3,857	23,913
*Spherion Corp.	47,178	266,084
#SPX Corp.	6,831	371,880
Standex International Corp.	29,500	672,895
Steelcase, Inc. Class A	85,520	605,482
Superior Uniform Group, Inc.	8,978	91,665
*Supreme Industries, Inc.	1,140	2,930
*Sypris Solutions, Inc.	10,366	30,476
TAL International Group, Inc.	27,896	393,334
*Tech/Ops Sevcon, Inc.	774	2,051
Technology Research Corp.	11,621	40,790
*Tecumseh Products Co. Class A	11,200	124,096
*Tecumseh Products Co. Class B	1,400	15,820
#Textainer Group Holdings, Ltd.	200	3,408
Timken Co.	96,664	2,166,240
#Titan International, Inc.	8,801	68,296
#*Titan Machinery, Inc.	2,900	31,958
Todd Shipyards Corp.	8,732	130,631
*TRC Cos., Inc.	29,513	79,390
Tredegar Industries, Inc.	40,177	650,064
*Trimas Corp.	6,336	37,509
#Trinity Industries, Inc.	85,250	1,333,310
Triumph Group, Inc.	9,936	506,040
*Tufco Technologies, Inc.	1,000	3,300
#*Tutor Perini Corp.	40,023	762,838
Twin Disc, Inc.	10,658	102,637
Tyco International, Ltd.	456,370	16,169,189
*U.S. Home Systems, Inc.	4,314	9,663
Union Pacific Corp.	497,211	30,081,266
*United Capital Corp.	300	7,095
#*United Rentals, Inc.	70,481	564,553
*United Stationers, Inc.	100	5,456
Universal Forest Products, Inc.	31,800	1,079,292
*URS Corp.	84,698	3,801,246
*USA Truck, Inc.	15,305	189,017
#*USG Corp.	40,200	482,802
*Valpey Fisher Corp.	1,464	2,064
*Versar, Inc.	6,026	19,102
Viad Corp.	27,199	536,636
Virco Manufacturing Corp.	12,601	44,482
*Volt Information Sciences, Inc.	44,159	410,237
*Waste Services, Inc.	32,675	296,689
#Watts Water Technologies, Inc.	53,615	1,551,082
*WCA Waste Corp.	29,254	119,941
#*WESCO International, Inc.	2,010	55,717
*Willdan Group, Inc.	1,000	2,470
*Willis Lease Finance Corp.	7,300	120,377

Total Industrials		298,557,700

Information Technology — (5.4%)
*Acorn Energy, Inc.	1,230	7,712
*Actel Corp.	19,597	215,959

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ActivIdentity Corp.	70,301	$160,286
*Activision Blizzard, Inc.	697,227	7,083,826
*Adaptec, Inc.	166,097	504,935
*Adept Technology, Inc.	700	2,261
*Advanced Analogic Technologies, Inc.	15,762	52,645
Agilysys, Inc.	21,014	176,518
*Amtech Systems, Inc.	10,600	110,346
*Anadigics, Inc.	400	1,448
#*AOL, Inc.	90,544	2,170,340
*Applied Micro Circuits Corp.	32,039	234,846
#*Arris Group, Inc.	100,700	1,011,028
*Arrow Electronics, Inc.	182,170	4,785,606
Astro-Med, Inc.	2,626	19,038
#*ATMI, Inc.	3,100	52,018
*Aviat Networks, Inc.	45,592	327,806
*Avid Technology, Inc.	44,750	565,192
AVX Corp.	293,831	3,490,712
*Aware, Inc.	22,140	56,457
*AXT, Inc.	24,000	69,600
Bel Fuse, Inc. Class A	4,174	72,377
Bel Fuse, Inc. Class B	20,997	398,313
*Benchmark Electronics, Inc.	93,903	1,710,913
Black Box Corp.	26,600	731,234
*Brightpoint, Inc.	17,400	101,616
*Brooks Automation, Inc.	91,316	761,575
*Bsquare Corp.	5,200	12,792
*Cadence Design Systems, Inc.	65,000	377,650
*Cascade Microtech, Inc.	24,071	104,227
*Checkpoint Systems, Inc.	40,000	641,600
*Ciber, Inc.	42,600	137,598
Cognex Corp.	3,890	63,679
Cohu, Inc.	41,402	536,156
*Comarco, Inc.	5,608	14,581
Communications Systems, Inc.	12,753	151,888
*Computer Sciences Corp.	225,553	11,570,869
*Concurrent Computer Corp.	13,740	58,945
*Convergys Corp.	197,364	2,111,795
*CPI International, Inc.	19,208	215,130
*Cray, Inc.	17,773	83,889
*CSP, Inc.	2,414	9,004
CTS Corp.	34,200	260,262
*CyberOptics Corp.	9,134	66,313
#*Cypress Semiconductor Corp.	154,209	1,549,800
*Datalink Corp.	5,600	25,648
*Dataram Corp.	11,134	31,064
*DDi Corp.	30,020	129,386
#*DealerTrack Holdings, Inc.	3,829	68,807
*Digi International, Inc.	35,811	343,786
*DSP Group, Inc.	59,734	411,567
*Dynamics Research Corp.	16,586	186,095
*Edgewater Technology, Inc.	15,903	47,709
Electro Rent Corp.	46,027	538,056
*Electro Scientific Industries, Inc.	34,300	384,503
*Electronics for Imaging, Inc.	72,920	845,143
*EMS Technologies, Inc.	1,490	19,102
*Emulex Corp.	8,000	89,920
*Endwave Corp.	15,115	36,578
*Epicor Software Corp.	107,892	827,532
*ePlus, Inc.	6,654	104,601
*Euronet Worldwide, Inc.	33,370	681,415
*Exar Corp.	44,300	311,429

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#Fair Isaac Corp.	4,800	$105,264
*Fairchild Semiconductor Corp. Class A	144,238	1,295,257
Fidelity National Information Services, Inc.	59,906	1,411,385
*Frequency Electronics, Inc.	16,953	84,426
*Gerber Scientific, Inc.	50,097	245,475
*Globecomm Systems, Inc.	41,466	301,458
*GSI Technology, Inc.	27,494	122,623
*GTSI Corp.	8,203	44,788
*Hackett Group, Inc.	54,740	126,997
*Henry Bros. Electronics, Inc.	8,085	34,806
*Hutchinson Technology, Inc.	44,671	300,636
*Hypercom Corp.	66,500	228,095
*I.D. Systems, Inc.	13,298	38,165
*IAC/InterActiveCorp	178,991	3,594,139
*Ikanos Communications, Inc.	2,371	5,098
*Imation Corp.	46,631	416,881
*Immersion Corp.	11,256	49,864
*infoGROUP, Inc.	28,026	216,080
*InfoSpace, Inc.	65,156	603,996
*Ingram Micro, Inc.	277,679	4,692,775
*Insight Enterprises, Inc.	25,400	292,354
*Integrated Device Technology, Inc.	18,820	106,709
*Integrated Silicon Solution, Inc.	34,977	201,817
*Internap Network Services Corp.	37,646	167,525
*International Rectifier Corp.	80,500	1,452,220
#*Internet Brands, Inc.	37,562	294,110
*Internet Capital Group, Inc.	58,172	362,412
*Interphase Corp.	4,460	11,819
*Intevac, Inc.	34,801	495,218
*IntriCon Corp.	2,835	8,505
*INX, Inc.	500	2,875
iPass, Inc.	7,684	8,529
*IXYS Corp.	16,391	114,081
Jabil Circuit, Inc.	139,658	2,022,248
*JDS Uniphase Corp.	107,790	847,229
Keithley Instruments, Inc.	5,897	32,021
*KEY Tronic Corp.	15,546	75,087
Keynote Systems, Inc.	18,330	177,251
*Kopin Corp.	18,563	76,294
*KVH Industries, Inc.	9,179	119,327
#*L-1 Identity Solutions, Inc.	111,378	834,221
*Lattice Semiconductor Corp.	131,578	340,787
*Littlefuse, Inc.	2,763	83,056
*LoJack Corp.	6,990	29,917
*LookSmart, Ltd.	28,079	27,237
#*Loral Space & Communications, Inc.	35,669	1,015,496
*Mace Security International, Inc.	1,091	1,026
Marchex, Inc. Class B	34,253	188,049
*Measurement Specialties, Inc.	6,568	78,291
*Mentor Graphics Corp.	52,811	423,544
*Mercury Computer Systems, Inc.	18,900	225,666
*Merrimac Industries, Inc.	2,500	39,975
Methode Electronics, Inc.	79,571	874,485
#*Micron Technology, Inc.	990,716	8,639,044
*Microtune, Inc.	12,031	26,709
#*MKS Instruments, Inc.	82,222	1,364,885
*ModusLink Global Solutions, Inc.	68,955	699,893
*MoSys, Inc.	21,047	94,501
*Motorola, Inc.	2,108,701	12,968,511
#*Nanometrics, Inc.	46,005	400,243
*Newport Corp.	56,016	476,696

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Nu Horizons Electronics Corp.	18,632	$76,391
*Occam Networks, Inc.	26,524	138,986
*OmniVision Technologies, Inc.	36,897	475,971
*Oplink Communications, Inc.	33,486	497,267
*Opnext, Inc.	33,758	63,803
*Optelecom-NKF, Inc.	4,229	11,122
*Optical Cable Corp.	9,195	32,918
*ORBCOMM, Inc.	17,126	39,047
*PAR Technology Corp.	23,205	134,357
*PC Connection, Inc.	49,913	319,443
*PC Mall, Inc.	10,070	51,458
*PC-Tel, Inc.	50,469	293,225
*PDF Solutions, Inc.	793	3,140
*Perceptron, Inc.	4,904	15,448
*Perficient, Inc.	14,478	140,581
*Performance Technologies, Inc.	25,851	72,900
*Pericom Semiconductor Corp.	23,225	204,380
*Pervasive Software, Inc.	35,664	182,600
*Phoenix Technologies, Ltd.	200	630
Plantronics, Inc.	12,380	327,080
*Presstek, Inc.	7,000	19,810
•*Price Communications Liquidation Trust	47,738	6,520
Qualstar Corp.	12,400	27,404
*RadiSys Corp.	29,206	219,337
*RealNetworks, Inc.	167,359	706,255
Richardson Electronics, Ltd.	22,979	176,249
#*Rofin-Sinar Technologies, Inc.	11,100	242,979
#*Rovi Corp.	122,903	3,548,210
*Rudolph Technologies, Inc.	68,920	432,128
#*Sandisk Corp.	197,936	5,031,533
*SCM Microsystems, Inc.	18,612	38,155
*SeaChange International, Inc.	30,686	198,538
Servidyne, Inc.	7,283	13,146
#*Sigma Designs, Inc.	2,475	27,497
*Silicon Image, Inc.	29,804	71,828
*Silicon Storage Technology, Inc.	147,812	394,658
#*Skyworks Solutions, Inc.	35,404	449,277
#*Smart Modular Technologies (WWH), Inc.	46,800	284,544
*Smith Micro Software, Inc.	6,725	52,119
*SonicWALL, Inc.	158,985	1,211,466
*Spectrum Control, Inc.	20,295	209,444
*Standard Microsystems Corp.	33,319	664,714
*StarTek, Inc.	31,481	232,959
*Support.com, Inc.	42,508	105,420
Sycamore Networks, Inc.	49,364	957,168
*Symmetricom, Inc.	91,342	465,844
*Symyx Technologies, Inc.	72,692	359,098
#*SYNNEX Corp.	60,100	1,590,847
*Tech Data Corp.	85,452	3,482,169
*TechTarget, Inc.	10,800	57,240
*TechTeam Global, Inc.	19,326	142,239
*Tellabs, Inc.	129,244	831,039
*Telular Corp.	24,670	107,068
Tessco Technologies, Inc.	10,246	191,088
TheStreet.com, Inc.	36,282	115,014
*Tier Technologies, Inc. Class B	3,995	30,762
*Tollgrade Communications, Inc.	19,226	119,586
*Trident Microsystems, Inc.	2,123	3,864
*Triquint Semiconductor, Inc.	98,237	589,422
TSR, Inc.	1,300	3,094
*TTM Technologies, Inc.	62,699	648,935

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Ultra Clean Holdings, Inc.	2,816	$18,191
United Online, Inc.	51,420	324,974
*UTStarcom, Inc.	154,209	333,091
*Vicon Industries, Inc.	5,787	31,481
*Video Display Corp.	600	2,268
*Virage Logic Corp.	27,928	155,559
*Virtusa Corp.	39,100	348,381
#*Vishay Intertechnology, Inc.	213,119	1,606,917
*Web.com Group, Inc.	34,923	194,870
*WPCS International, Inc.	9,761	29,771
#Xerox Corp.	974,182	8,494,867
*Zoran Corp.	82,007	899,617
*Zygo Corp.	30,537	323,387

Total Information Technology		137,443,985

Materials — (3.4%)
A. Schulman, Inc.	24,918	561,153
A.M. Castle & Co.	42,646	413,666
Alcoa, Inc.	960,039	12,221,296
*American Pacific Corp.	7,647	55,058
Ashland, Inc.	112,560	4,548,550
*Brush Engineered Materials, Inc.	38,767	696,643
*Buckeye Technologies, Inc.	37,822	432,684
*BWAY Holding Co.	43,508	742,246
Cabot Corp.	110,278	2,842,967
Carpenter Technology Corp.	2,700	72,360
#*Coeur d’Alene Mines Corp.	35,520	497,990
Commercial Metals Co.	19,325	265,525
*Continental Materials Corp.	100	1,448
*Core Molding Technologies, Inc.	2,488	7,439
Cytec Industries, Inc.	64,700	2,413,957
Dow Chemical Co.	893,498	24,204,861
Eastman Chemical Co.	2,800	158,284
Ferro Corp.	49,500	384,120
#*Flotek Industries, Inc.	15,089	22,332
Friedman Industries, Inc.	17,553	96,541
*Graphic Packaging Holding Co.	5,516	18,644
Haynes International, Inc.	5,600	164,024
*Headwaters, Inc.	64,896	356,279
#*Hecla Mining Co.	9,000	41,040
*Horsehead Holding Corp.	16,770	164,346
ICO, Inc.	20,858	161,024
*Innospec, Inc.	4,811	46,907
International Paper Co.	460,475	10,549,482
Kaiser Aluminum Corp.	27,181	955,412
*KapStone Paper & Packaging Corp.	31,340	289,582
KMG Chemicals, Inc.	2,795	38,431
*Kronos Worldwide, Inc.	3,319	48,491
#*Louisiana-Pacific Corp.	153,257	1,089,657
MeadWestavco Corp.	188,451	4,536,016
Minerals Technologies, Inc.	2,900	138,620
*Mod-Pac Corp.	1,091	4,822
Myers Industries, Inc.	65,520	598,853
Neenah Paper, Inc.	23,100	321,552
NL Industries, Inc.	56,918	385,904
#*Northern Technologies International Corp.	3,000	30,990
#Olympic Steel, Inc.	4,500	124,830
#*OM Group, Inc.	42,299	1,379,793
P.H. Glatfelter Co.	50,000	690,000
Penford Corp.	38,934	399,463
*PolyOne Corp.	117,993	879,048

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
Quaker Chemical Corp.	2,300	$40,227
*Ready Mix, Inc.	3,839	11,133
Reliance Steel & Aluminum Co.	50,700	2,065,518
*Rock of Ages Corp.	1,200	3,888
*Rockwood Holdings, Inc.	14,772	323,655
#*RTI International Metals, Inc.	35,400	876,150
Schnitzer Steel Industries, Inc. Class A	5,700	230,850
Schweitzer-Maudoit International, Inc.	17,415	1,310,305
*Solutia, Inc.	2,500	34,375
Spartech Corp.	29,320	295,839
#*Stillwater Mining Co.	22,462	225,743
Synalloy Corp.	5,144	40,998
Temple-Inland, Inc.	57,674	1,001,797
#Texas Industries, Inc.	46,594	1,581,400
#*Titanium Metals Corp.	7,100	82,573
*Universal Stainless & Alloy Products, Inc.	6,709	122,305
#Westlake Chemical Corp.	105,000	2,155,650
Weyerhaeuser Co.	53,513	2,135,169
#Worthington Industries, Inc.	64,670	935,775
*Zoltek Cos., Inc.	6,242	52,121

Total Materials		87,577,801

Other — (0.0%)
•*ePresence, Inc. Escrow Shares	6,400	—
•*MAIR Holdings, Inc. Escrow Shares	1,415	—
•#*Pelican Financial, Inc. Escrow Shares	300	—
•*Petrocorp, Inc. Escrow Shares	900	54

Total Other		54

Telecommunication Services — (4.3%)
*Arbinet Corp.	3,200	7,136
AT&T, Inc.	3,636,478	92,221,082
*General Communications, Inc. Class A	44,592	264,431
#*Sprint Nextel Corp.	3,323,721	10,901,805
*SureWest Communications	17,054	152,633
Telephone & Data Systems, Inc.	80,200	2,530,310
Telephone & Data Systems, Inc. Special Shares	67,452	1,916,986
*United States Cellular Corp.	33,568	1,227,582
*Xeta Corp.	18,366	56,384

Total Telecommunication Services		109,278,349

Utilities — (1.2%)
*AES Corp.	477,199	6,027,023
*Calpine Corp.	294,090	3,220,285
Maine & Maritimes Corp.	1,600	52,192
*Mirant Corp.	172,860	2,432,140
Public Service Enterprise Group, Inc.	428,094	13,095,395
Questar Corp.	83,700	3,471,876
*RRI Energy, Inc.	321,650	1,592,168
Unitil Corp.	2,800	60,956

Total Utilities		29,952,035

TOTAL COMMON STOCKS		2,389,929,293

RIGHTS/WARRANTS — (0.0%)
•*Lantronix, Inc. Warrants	33	—
•*West Coast Bancorp Rights 03/01/10	215	131

TOTAL RIGHTS/WARRANTS		131

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	6,196,456	$6,196,456

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.5%)
§@DFA Short Term Investment Fund LP	166,091,721	166,091,721
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $545,859 FHLMC 4.000%, 04/01/24, valued at $506,395) to be repurchased at $491,650	$492	491,645

TOTAL SECURITIES LENDING COLLATERAL		166,583,366

TOTAL INVESTMENTS — (100.0%) (Cost $2,508,850,438)##		$2,562,709,246

Summary of inputs used to value the Series’ investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$438,460,628	$31,950	—	$438,492,578
Consumer Staples	156,902,122	—	—	156,902,122
Energy	336,057,043	—	—	336,057,043
Financials	667,226,975	—	—	667,226,975
Health Care	128,440,651	—	—	128,440,651
Industrials	298,557,700	—	—	298,557,700
Information Technology	137,437,465	6,520	—	137,443,985
Materials	87,577,801	—	—	87,577,801
Other	—	54	—	54
Telecommunication Services	109,278,349	—	—	109,278,349
Utilities	29,952,035	—	—	29,952,035
Rights/Warrants	—	131	—	131
Temporary Cash Investments	6,196,456	—	—	6,196,456
Securities Lending Collateral	—	166,583,366	—	166,583,366

TOTAL	$2,396,087,225	$166,622,021	—	$2,562,709,246

Organization

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. At January 31, 2010, the Trust consisted of twelve investment portfolios, of which five are included in this document.

Security Valuation

Securities held by the Domestic Equity Portfolios (The U.S. Large Company Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Financial Instruments

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 29, 2010.

2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

Derivative Financial Instruments

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2010, the following Series had the following outstanding futures contracts (dollar amounts in thousands):

	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)	Approximate Cash Collateral
The U.S. Large Company Series	S&P 500 ®Index	03/19/2010	415	$111,054	$(6,986)	$115,109

Federal Tax Cost

At January 31, 2010, the total cost of securities for federal income tax purposes was:

The U.S. Large Company Series	$3,797,057,370
The U.S. Large Cap Value Series	7,111,266,903
The DFA International Value Series	5,739,281,416
The Emerging Markets Series	1,283,630,350
The Tax-Managed U.S. Marketwide Value Series	2,509,600,494

Recent Issued Accounting Standards

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/s/ DAVID G. BOOTH
David G. Booth Chairman, Director, President and Co-Chief Executive Officer

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID G. BOOTH
David G. Booth Principal Executive Officer Dimensional Investment Group Inc.

Date: March 29, 2010

By:	/s/ DAVID R. MARTIN
David R. Martin Principal Financial Officer Dimensional Investment Group Inc.

Date: March 29, 2010